UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2009 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.1%
	Australia—1.2%
6,852	BHP Billiton Ltd.	$132,894
25,353	Lion Nathan Ltd.	132,200
		265,094
	Austria—1.1%
11,200	Uniqa Versicherungen AG	249,739

	Belgium—0.9%
2,777	Mobistar S.A.	204,484

	Canada—14.6%
4,074	Agnico-Eagle Mines Ltd.	215,225
6,779	Atco Ltd., Class I	207,769
25,178	CGI Group, Inc., Class A *	201,651
6,406	Enbridge, Inc.	207,910
3,718	EnCana Corp.	163,642
1,638	Fairfax Financial Holdings Ltd.	526,998
26,804	Gerdau Ameristeel Corp.	156,087
6,680	Imperial Oil Ltd.	209,853
12,280	Kinross Gold Corp.	215,223
8,555	Metro, Inc., Class A	270,481
14,598	Shaw Communications, Inc., Class B	234,185
5,104	Shoppers Drug Mart Corp.	186,771
34,016	Silver Wheaton Corp. *	220,033
8,995	SNC-Lavalin Group, Inc.	251,020
		3,266,848
	China—1.9%
257,000	China Coal Energy Co., H-Shares	190,563
36,200	Tencent Holdings Ltd.	225,939
		416,502
	Finland—0.8%
11,552	Sampo Oyj, Class A	186,085

	France—6.0%
7,156	AXA S.A.	112,017
2,694	Compagnie Generale des Etablissements Michelin, Class B	106,056
4,276	Essilor International S.A.	163,733
2,965	Groupe Danone	152,936
5,262	Iliad S.A.	438,986
4,457	Sodexo S.A.	226,838
2,971	Total S.A.	149,152
		1,349,718
	Germany—4.7%
3,996	Adidas AG	138,929
4,704	Bayer AG	250,832

5,182	Fresenius Medical Care AG & Co. KGaA	$232,492
2,495	Merck KGaA	211,888
2,750	RWE AG	214,513
		1,048,654
	Hong Kong—6.0%
154,000	China Everbright Ltd.	172,178
14,900	Hang Seng Bank Ltd.	182,151
39,000	HongKong Electric Holdings	229,836
62,000	Hopewell Holdings Ltd.	205,876
576,000	Hopson Development Holdings Ltd.	338,708
88,500	MTR Corp.	214,555
		1,343,304
	Italy—0.6%
6,284	Eni SpA	134,001

	Japan—29.5%
10,750	Acom Co. Ltd.	380,637
17,100	Chugai Pharmaceutical Co. Ltd.	332,442
28,000	Daihatsu Motor Co. Ltd.	239,439
4,100	Fast Retailing Co. Ltd.	526,822
11,200	Hokuriku Electric Power Co.	321,122
17,000	Japan Steel Works (The) Ltd.	187,585
15,000	JGC Corp.	217,960
74,000	Kintetsu Corp.	336,176
24,000	Kyowa Hakko Kirin Co. Ltd.	218,862
22,000	Mitsubishi Tanabe Pharma Corp.	326,779
47,000	Nippon Sheet Glass Co. Ltd.	117,225
7,600	Nissin Foods Holdings Co. Ltd.	262,332
11,700	Nomura Real Estate Holdings, Inc.	213,130
162	NTT DocoMo, Inc.	285,723
34,000	Odakyu Electric Railway Co. Ltd.	274,468
7,000	Olympus Corp.	115,511
8,200	Seven & I Holdings Co. Ltd.	222,325
6,800	Shimano Inc.	234,718
49,000	Shimizu Corp.	224,786
14,000	Shionogi & Co. Ltd.	302,416
8,200	Square Enix Holdings Co. Ltd.	223,238
5,600	Terumo Corp.	192,673
11,900	Toho Co. Ltd.	211,871
7,500	Trend Micro, Inc.	209,192
80,000	Ube Industries Ltd.	176,372
3,800	Unicharm Corp.	263,601
		6,617,405
	Luxembourg—1.0%
12,663	SES S.A.	233,191

	Netherlands—1.0%
13,004	Qiagen N.V. *	223,639

	Singapore—0.5%
64,000	Capitaland Ltd.	101,668

	Spain—8.2%
6,572	ACS Actividades de Construccion y Servicios S.A.	265,293
24,053	Banco de Valencia S.A.	240,426

6,197	Endesa S.A.	$191,945
18,607	Grupo Catalana Occidente S.A.	284,946
9,033	Indra Sistemas S.A.	182,319
5,244	Industria de Diseno Textil S.A.	200,799
6,605	Red Electrica Corporacion S.A.	272,551
11,252	Telefonica S.A.	200,863
		1,839,142
	Switzerland—8.0%
22,019	ABB Ltd.	287,213
596	Banque Cantonale Vaudoise	167,267
5,314	Nestle S.A.	183,955
218	SGS S.A.	231,016
4,716	Sonova Holding AG	227,532
605	Swisscom AG	190,643
1,513	Syngenta AG	293,945
1,167	Zurich Financial Services AG	211,140
		1,792,711
	United Kingdom—13.1%
32,457	AMEC PLC	264,616
49,660	Amlin PLC	274,924
7,866	BHP Billiton PLC	133,930
87,703	Cable & Wireless PLC	198,386
25,560	Capita Group (The) PLC	257,212
43,264	Compass Group PLC	214,098
27,859	Inmarsat PLC	164,975
90,093	Kingfisher PLC	180,673
99,388	RSA Insurance Group PLC	188,710
34,734	Serco Group PLC	219,959
1,737,629	Taylor Wimpey PLC	394,558
8,831	Thomson Reuters PLC	177,861
27,954	Tullow Oil PLC	278,885
		2,948,787
	Total Common Stocks and Other Equity Interests (Cost $24,818,146)	22,220,972

	Preferred Stocks—0.6%
	Germany—0.6%
2,099	RWE AG (Cost $159,887)	138,878

	Money Market Fund—0.0%
3,395	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,395)	3,395

	Total Investments (Cost $24,981,428)(a)—99.7%	22,363,245
	Other assets less liabilities—0.3%	69,721

	Net Assets—100.0%	$22,432,966

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $25,091,850. The net unrealized depreciation was $2,728,605 which consisted of aggregate gross unrealized appreciation of $490,346 and aggregate gross unrealized depreciation of $3,218,951.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.7%
	Australia—0.8%
5,671	BHP Billiton PLC	$95,248

	Brazil—8.1%
2,420	Brasil Telecom Participacoes S.A. ADR	78,287
4,450	Brasil Telecom S.A. ADR	67,774
20,098	Gerdau S.A. ADR	128,225
2,747	Perdigao S.A. ADR	74,526
6,731	Tele Norte Leste Participacoes S.A. ADR	82,791
5,827	Ultrapar Participacoes S.A. ADR	134,604
2,036	Unibanco - Uniao de Bancos Brasileiros S.A. ADR	114,586
17,967	Vivo Participacoes S.A. ADR	254,772
		935,565
	Cayman Islands—0.8%
1,842	New Oriental Education & Technology Group ADR *	88,121

	China—25.2%
53,341	American Oriental Bioengineering, Inc. *	266,705
162,000	Angang Steel Co Ltd., H-Shares	156,954
32,000	Anhui Conch Cement Co. Ltd., H-Shares *	153,361
118,000	China Communications Construction Co. Ltd., H-Shares	114,211
266,000	China Construction Bank Corp., H-Shares	129,728
90,000	China Life Insurance Co. Ltd., H-Shares	236,865
264,000	China National Building Material Co. Ltd., H-Shares	285,925
176,000	China Oilfield Services Ltd., H-Shares	138,188
49,500	China Shenhua Energy Co. Ltd., H-Shares	105,532
108,798	China Shipping Development Co. Ltd., H-Shares	105,462
646,000	Chongqing Iron & Steel Co. Ltd., H-Shares	167,520
224,000	Datang International Power Generation Co. Ltd., H-Shares	111,213
294,000	Guangshen Railway Co. Ltd., H-Shares	93,887
540,000	Huadian Power International Corp. Ltd., H-Shares	114,994
202,000	Huaneng Power International, Inc., H-Shares	144,787
175,000	Jiangxi Copper Co. Ltd., H-Shares	119,283
3,992	Netease.com ADR *	75,888
972	PetroChina Co. Ltd. ADR	71,704
110,000	PetroChina Co. Ltd., H-Shares	81,195
4,919	Shanda Interactive Entertainment Ltd. ADR *	143,143
17,737	Yingli Green Energy Holding Co. Ltd. ADR *	99,150
		2,915,695
	Hong Kong—4.4%
3,990	China Mobile Ltd. ADR	179,430
21,500	China Mobile Ltd.	193,528
8,982	China Natural Resources, Inc. *	84,431
6,066	China Unicom (Hong Kong) Ltd. ADR	55,747
		513,136

	Indonesia—10.2%
405,968	Apexindo Pratama Duta PT	$89,313
148,500	Astra Agro Lestari Tbk PT	139,413
1,755,000	Bank Negara Indonesia (Persero) Tbk PT	116,039
1,962,000	Barito Pacific Tbk PT *	87,772
1,045,500	Bumi Resources Tbk PT	45,460
758,500	Citra Marga Nusaphala Persada Tbk PT	59,660
838,000	Fajar Surya Wisesa Tbk PT	112,666
2,023,500	Holcim Indonesia Tbk PT *	101,422
214,000	Indocement Tunggal Prakarsa Tbk PT	83,526
372,500	Semen Gresik (Persero) Tbk PT	111,722
170,000	Tambang Batubara Bukit Asam Tbk PT	108,137
278,500	United Tractors Tbk PT	121,709
		1,176,839
	Israel—0.7%
5,554	Partner Communications Co. Ltd. ADR	85,809

	Korea—12.9%
11,260	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	164,536
15,833	Forhuman Co. Ltd. *	117,497
2,432	GS Engineering & Construction Corp.	102,881
4,140	Hyundai Development Co.	108,275
731	Hyundai Heavy Industries Co. Ltd.	103,024
516	KCC Corp.	104,832
843	LG Household & Health Care Ltd.	101,416
1,998	LS Corp.	106,422
715	MegaStudy Co. Ltd.	86,320
313	POSCO	79,926
7,890	Samsung Heavy Industries Co. Ltd.	150,379
2,308	Samsung Securities Co. Ltd.	103,223
335	TK Corp. *	6,568
13,350	Unison Co. Ltd.	156,217
		1,491,516
	Malaysia—9.4%
337,700	Berjaya Land Bhd	301,294
6,300	British American Tobacco Malaysia Bhd	77,079
147,200	IJM Plantations Bhd	83,762
88,400	Oriental Holdings Bhd	121,381
70,600	Parkson Holdings Bhd	63,098
98,000	Parkson Retail Group Ltd.	87,270
43,000	Petronas Dagangan Bhd	87,406
40,600	PPB Group Bhd	105,853
143,000	Sarawak Energy Bhd	78,788
29,200	United Plantations Bhd	81,138
		1,087,069
	Mexico—12.6%
51,800	Carso Global Telecom SAB de CV, Series A1 *	187,073
30,900	Coca-Cola Femsa SAB de CV, Series L	116,539
45,100	Fomento Economico Mexicano SAB de CV	125,844
30,100	Grupo Aeroportuario del Sureste SAB de CV	87,969
48,800	Grupo Carso SAB de CV, Series A1	111,482
10,670	Grupo Elektra S.A. de CV	246,499
33,300	Grupo Financiero Inbursa SAB de CV, Class O	74,149
79,000	Grupo Gigante SAB de CV	69,814
37,900	Industrias CH SAB de CV, Series B *	106,282

10,200	Industrias Penoles SAB de CV	$91,559
110,000	Mexichem SAB de CV	80,370
182,200	Telefonos de Mexico SAB de CV	161,268
		1,458,848
	Norway—1.1%
23,200	Digi.com Bhd	131,416

	Peru—3.2%
3,703	Credicorp Ltd.	152,934
215,767	Empresa de Distribucion Electrica de Lima Norte S.A.	144,071
19,498	Enersur S.A.	72,465
		369,470
	Philippines—1.9%
88,600	Jollibee Foods Corp.	72,902
1,420,000	Petron Corp.	149,075
		221,977
	Russia—1.4%
3,191	Rostelecom ADR	159,582

	Singapore—1.0%
465,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	119,587

	South Africa—4.4%
12,439	Exxaro Resources Ltd.	82,252
13,292	Harmony Gold Mining Co. Ltd. *	156,590
8,307	Naspers Ltd., Class N	126,670
14,613	Shoprite Holdings Ltd.	77,455
7,602	Wilson Bayly Holmes-Ovcon Ltd.	71,801
		514,768
	Thailand—1.6%
133,700	BEC World PCL	71,548
224,500	Thoresen Thai Agencies PCL	110,657
		182,205
	Total Common Stocks and Other Equity Interests (Cost $13,784,460)	11,546,851

	Money Market Fund—0.0%
2,818	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,818)	2,818

	Total Investments (Cost $13,787,278)(a)—99.7%	11,549,669
	Other assets less liabilities—0.3%	35,982

	Net Assets—100.0%	$11,585,651

ADR American Depositary Receipt

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $14,265,933. The net unrealized depreciation was $2,716,264 which consisted of aggregate gross unrealized appreciation of $172,626 and aggregate gross unrealized depreciation of $2,888,890.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Asia Pacific Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Australia—27.5%
75,677	Adelaide Brighton Ltd.	$80,269
26,797	AMP Ltd.	88,436
59,063	APN News & Media Ltd.	74,301
37,586	Aristocrat Leisure Ltd.	88,750
9,731	Australia and New Zealand Banking Group Ltd.	80,814
63,313	Australian Worldwide Exploration Ltd.	104,421
32,157	AXA Asia Pacific Holdings Ltd.	95,087
14,980	Bank of Queensland Ltd.	69,445
167,288	Beach Petroleum Ltd.	80,402
44,110	BlueScope Steel Ltd.	97,035
32,665	Boral Ltd.	67,513
20,046	Caltex Australia Ltd.	109,994
51,865	Centennial Coal Co. Ltd.	90,606
122,631	Commonwealth Property Office Fund REIT	65,463
78,219	Consolidated Media Holdings Ltd.	94,581
49,052	David Jones Ltd.	70,898
39,645	Downer EDI Ltd.	88,217
20,473	Felix Resources Ltd.	87,350
19,230	Flight Centre Ltd.	76,014
63,746	Incitec Pivot Ltd.	104,791
172,267	ING Office Fund REIT	53,402
66,993	Macquarie Airports	96,104
4,995	Macquarie Group Ltd.	79,920
94,886	Macquarie Infrastructure Group	94,945
438,498	Macquarie Office Trust REIT	51,506
81,445	Octaviar Ltd. *	12,948
7,196	National Australia Bank Ltd.	84,938
66,263	OneSteel Ltd.	99,847
10,448	Orica Ltd.	87,918
57,195	Qantas Airways Ltd.	87,673
5,655	QBE Insurance Group Ltd.	85,107
136,513	Sigma Pharmaceuticals Ltd.	103,357
18,434	Suncorp-Metway Ltd.	85,971
38,795	Telstra Corp. Ltd.	92,623
47,645	Transpacific Industries Group Ltd.	79,929
18,481	United Group Ltd.	92,399
28,711	West Australian Newspapers Holdings Ltd.	73,837
		3,076,811
	China—14.9%
45,000	Bank of China Ltd., H-Shares	11,793
289,500	BYD Electronic (International) Co. Ltd.	97,049
32,000	China BlueChemical Ltd., H-Shares	16,809
177,918	China Construction Bank Corp.	86,770
19,500	China COSCO Holdings Co. Ltd., H-Shares	11,657
401,000	China Dongxiang Group Co.	115,645
129,000	China Green (Holdings) Ltd.	84,015
222,000	China Molybdenum Co. Ltd., H-Shares	89,538
18,000	China Oilfield Services Ltd., H-Shares	14,133
164,468	China Petroleum & Chemical Corp. (Sinopec), H-Shares	88,658
662,422	China Shipping Container Lines Co. Ltd., H-Shares	105,244

275,998	China Telecom Corp. Ltd., H-Shares	$100,132
340,393	Dongfeng Motor Group Co. Ltd., H-Shares	118,323
280,000	Maanshan Iron & Steel Co. Ltd., H-Shares	91,122
119,970	PetroChina Co. Ltd., H-Shares	88,554
34,000	Shanghai Electric Group Co. Ltd., H-Shares *	10,731
314,000	Shui On Land Ltd.	79,586
126,500	Sinotruk Hong Kong Ltd.	73,847
236,000	Soho China Ltd.	84,398
121,500	Stella International Holdings Ltd.	105,133
311,000	Yangzijiang Shipbuilding Holdings Ltd.	87,966
18,073	Yanzhou Coal Mining Co. Ltd., H Shares	11,741
171,382	Zhejiang Expressway Co. Ltd., H-Shares	97,475
		1,670,319
	Hong Kong—36.6%
87,790	BOC Hong Kong Holdings Ltd.	89,552
86,744	Cathay Pacific Airways Ltd.	100,597
387,000	Champion REIT	95,678
158,241	Chaoda Modern Agriculture Holdings Ltd.	99,914
190,000	China Agri-Industries Holdings Ltd. *	84,428
80,000	China Everbright Ltd.	87,288
66,000	China Insurance International Holdings Co. Ltd.	83,891
78,000	China Unicom (Hong Kong) Ltd.	71,996
97,050	Chinese Estates Holdings Ltd.	118,949
98,000	Citic Pacific Ltd.	115,201
313,634	CNPC Hong Kong Ltd.	88,488
104,000	Cosco Pacific Ltd.	93,025
40,136	Dah Sing Financial Group	98,171
284,000	First Pacific Co. Ltd.	102,156
309,000	Foxconn International Holdings Ltd. *	113,035
91,000	Great Eagle Holdings Ltd.	111,212
246,950	Guangdong Investment Ltd.	94,001
32,133	Hang Lung Group Ltd.	103,491
130,000	Hongkong and Shanghai Hotels (The) Ltd.	95,337
56,000	Hongkong Land Holdings Ltd.	117,400
178,223	Hopewell Highway Infrastructure Ltd.	106,860
31,519	Hopewell Holdings Ltd.	103,290
19,000	Hutchison Whampoa Ltd.	96,673
61,000	Hysan Development Co. Ltd.	98,936
14,527	Jardine Strategic Holdings Ltd.	146,358
576,500	Johnson Electric Holdings Ltd.	121,643
59,000	Kingboard Chemical Holdings Ltd.	94,975
252,000	Kowloon Development Co. Ltd.	106,915
346,337	Lenovo Group Ltd.	64,362
140,000	Noble Group Ltd.	94,239
85,000	NWS Holdings Ltd.	103,663
208,898	Pacific Basin Shipping Ltd.	107,104
876,000	Shougang Concord International Enterprises Co. Ltd.	89,554
14,500	Swire Pacific Ltd., Class A	93,635
414,500	Techtronic Industries Co. Ltd.	135,694
30,000	Television Broadcasts Ltd.	106,177
228,000	Texwinca Holdings Ltd.	97,581
25,227	VTech Holdings Ltd.	96,521
46,445	Wheelock and Co. Ltd.	81,692
48,000	Yue Yuen Industrial Holdings Ltd.	87,483
398,000	Xinyi Glass Holdings Co. Ltd.	101,178
		4,098,343

	New Zealand—1.7%
76,134	Telecom Corp. of New Zealand Ltd.	$102,066
81,546	Vector Ltd.	90,897
		192,963
	Singapore—18.2%
109,000	Ascendas REIT	102,900
154,000	CapitaCommercial Trust REIT	95,473
46,000	Capitaland Ltd.	71,177
103,000	ComfortDelGro Corp. Ltd.	98,097
150,000	Cosco Corp. Singapore Ltd.	76,377
612,000	Golden Agri-Resources Ltd.	122,248
14,074	Jardine Cycle & Carriage Ltd.	99,012
34,000	Keppel Corp. Ltd.	89,451
86,000	Keppel Land Ltd.	77,975
97,000	MobileOne Ltd.	103,640
28,000	Oversea-Chinese Banking Corp. Ltd.	93,912
220,000	People’s Food Holdings Ltd.	96,977
63,000	SembCorp Industries Ltd.	93,580
87,000	SembCorp Marine Ltd.	89,092
12,400	Singapore Airlines Ltd.	90,552
99,000	Singapore Airport Terminal Services Ltd.	89,186
40,000	Singapore Land Ltd.	86,915
67,000	Singapore Petroleum Co. Ltd.	107,121
73,000	StarHub Ltd.	97,672
11,000	United Overseas Bank Ltd.	85,294
67,000	UOL Group Ltd.	85,380
33,000	Venture Corp. Ltd.	87,873
		2,039,904
	Taiwan—1.1%
401,000	Uni-President China Holdings Ltd. *	119,330

	Total Common Stocks and Other Equity Interests (Cost $18,533,701)	11,197,670

	Rights—0.0%
	Singapore—0.0%
7,266	Ascendas REIT Rights, expiring 02/06/2009 * (Cost $0)	1,443

	Total Investments (Cost $18,533,701)(a)—100.0%	11,199,113
	Liabilities in excess of other assets—0.0%	(3,219)

	Net Assets—100.0%	$11,195,894

REIT Real Estate Investment Trust

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $18,728,787. The net unrealized depreciation was $7,529,674 which consisted of aggregate gross unrealized appreciation of $143,943 and aggregate gross unrealized depreciation of $7,673,617.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.7%
	Australia—3.5%
46,708	AMP Ltd.	$156,528
136,343	Consolidated Media Holdings Ltd.	167,332
111,116	Incitec Pivot Ltd.	188,659
8,847	Macquarie Group Ltd.	146,215
168,160	Macquarie Infrastructure Group	171,093
764,352	Macquarie Office Trust	92,350
12,543	National Australia Bank Ltd.	150,987
99,695	Qantas Airways Ltd.	155,320
32,134	Suncorp-Metway Ltd.	153,255
		1,381,739
	Austria—1.8%
7,062	Andritz AG	210,863
6,901	OMV AG	198,009
6,272	Raiffeisen International Bank - Holding AG	128,601
23,710	Zumtobel AG	198,714
		736,187
	Belgium—3.1%
3,603	Ackermans & van Haaren N.V.	158,141
66,143	Agfa Gevaert N.V.	233,096
2,650	Bekaert S.A.	154,585
4,401	Belgacom S.A.	154,251
4,973	Compagnie d’Entreprises CFE	155,116
1,676	D’ieteren S.A.	189,371
486	Fortis Strip VVPR *	1
6,125	Tessenderlo Chemie N.V.	186,026
		1,230,587
	Bermuda—0.8%
26,715	Catlin Group Ltd.	133,647
28,641	Lancashire Holdings Ltd. *	188,084
		321,731
	Canada—6.0%
24,544	AGF Management Ltd., Class B	159,159
5,514	Atco Ltd., Class I	168,998
7,104	Bank of Montreal	190,514
9,011	BCE, Inc.	182,495
19,514	Biovail Corp.	211,375
51,624	Bombardier, Inc., Class B	158,222
10,367	Industrial Alliance Insurance and Financial Services, Inc.	164,972
10,710	Manulife Financial Corp.	175,873
23,003	Precision Drilling Trust	115,586
6,163	Royal Bank of Canada	151,161
12,742	Russel Metals, Inc.	191,255
23,159	Sino-Forest Corp. *	171,846

5,238	Toronto-Dominion Bank (The)	168,143
18,101	Westjet Airlines Ltd. *	189,062
		2,398,661
	China—0.8%
606,000	Bank of China Ltd., H-Shares	161,764
411,500	Soho China Ltd.	149,643
		311,407
	Denmark—2.2%
33	A P Moller - Maersk A/S	159,409
16,663	Dampskibsselskabet Torm A/S	180,463
8,423	H. Lundbeck A/S	176,653
14,274	Sydbank A/S	191,396
1,294	Topdanmark A/S *	154,601
		862,522
	Finland—1.7%
15,886	Cargotec Corp., Class B	154,516
11,888	Outotec Oyj	169,103
41,096	Sponda Oyj	173,793
6,305	Wartsila Oyj, Class B	169,677
		667,089
	France—11.5%
45,662	Altran Technologies S.A. *	148,630
7,042	April Group	227,684
8,226	AXA S.A.	128,766
4,182	BNP Paribas	160,831
4,127	Bouygues S.A.	141,527
3,195	Christian Dior S.A.	159,927
12,379	Cie Generale de Geophysique-Veritas *	151,165
2,056	Ciments Francais S.A.	158,034
2,465	CNP Assurances	164,689
15,605	Credit Agricole S.A.	190,779
3,330	Eiffage S.A.	164,892
941	Eramet	150,284
3,881	Eurazeo	131,897
6,222	France Telecom S.A.	140,014
88,068	Havas S.A.	178,317
4,930	LISI	162,873
99,508	Natixis	156,211
3,002	Nexans S.A.	173,368
6,794	Publicis Groupe	160,026
7,830	Rallye S.A.	156,934
29,263	Rhodia S.A.	131,289
14,122	Safran S.A.	177,173
2,792	Sanofi-Aventis S.A.	157,734
8,412	SCOR SE	171,509
6,114	SEB S.A.	145,145
2,770	Sperian Protection	125,998
4,121	Thales S.A.	183,543
3,240	Total S.A.	162,657
12,029	Valeo S.A.	134,728
		4,596,624

	Germany—5.2%
1,689	Allianz SE	143,070
4,952	Daimler AG	139,612
7,104	Demag Cranes AG	161,592
4,866	Deutsche Bank AG	129,081
11,208	Deutsche Lufthansa AG	136,449
9,219	Deutsche Postbank AG	111,289
1,731	Generali Deutschland Holding AG	137,733
5,344	Hannover Rueckversicherung AG	164,497
4,025	HeidelbergCement AG	156,546
7,116	MTU Aero Engines Holding AG	199,709
1,142	Muenchener Rueckversicherungs - Gesellschaft AG	151,762
4,574	Norddeutsche Affinerie AG	138,216
2,015	RWE AG	157,180
1,781	Wacker Chemie AG	128,017
		2,054,753
	Greece—2.0%
181,303	Alapis Holding Industrial and Commercial S.A.	141,727
20,965	Alpha Bank A.E.	176,783
23,619	Hellenic Exchanges S.A.	151,944
10,379	National Bank of Greece S.A.	175,303
21,296	Piraeus Bank S.A.	141,912
		787,669
	Hong Kong—2.2%
153,877	BOC Hong Kong Holdings Ltd.	159,341
115,000	China Insurance International Holdings Co. Ltd.	148,298
169,000	Chinese Estates Holdings Ltd.	210,088
97,000	Hongkong Land Holdings Ltd.	207,580
102,500	Kingboard Chemical Holdings Ltd.	168,131
		893,438
	Ireland—1.1%
842,107	Anglo Irish Bank Corp. PLC	—
88,068	C&C Group PLC	88,256
11,901	DCC PLC	176,913
9,205	Kerry Group PLC, Class A	172,814
		437,983
	Italy—7.9%
6,436	Assicurazioni Generali SpA	134,438
23,085	Autostrada Torino-Milano SpA	150,875
79,287	Banca Monte dei Paschi di Siena SpA	114,205
24,858	Banco Popolare SpA	142,474
10,520	Buzzi Unicem SpA	132,050
27,830	Enel SpA	156,744
7,603	Eni SpA	162,127
27,037	Fiat SpA	132,875
11,608	Finmeccanica SpA	182,524
9,506	Fondiaria - Sai SpA	149,107
30,498	Indesit Co. SpA	115,979
31,757	Interpump Group SpA	130,229
13,532	Italcementi SpA	127,371
92,769	Maire Tecnimont SpA	142,898
30,144	Mediaset SpA	147,372

17,064	Mediobanca SpA	155,259
56,042	Milano Assicurazioni SpA	152,972
465,249	Pirelli & C. SpA	133,851
29,996	Recordati SpA	151,837
10,520	Saipem SpA	161,507
107,489	Telecom Italia SpA	132,719
74,136	UniCredito Italiano SpA	131,297
		3,140,710
	Japan—14.4%
13,300	Aisin Seiki Co. Ltd.	183,336
4,300	Astellas Pharma, Inc.	164,703
12,600	Bridgestone Corp.	162,744
35,500	Brother Industries Ltd.	234,400
28,600	Casio Computer Co. Ltd.	228,329
38,000	Chuo Mitsui Trust Holdings, Inc.	152,745
9,500	Circle K Sunkus Co. Ltd.	166,602
11,300	Denso Corp.	209,618
66,000	Fuji Heavy Industries Ltd.	194,744
79,000	Hokuhoku Financial Group, Inc.	159,214
8,400	Honda Motor Co. Ltd.	193,609
146,000	Isuzu Motors Ltd.	173,945
16,300	JSR Corp.	202,184
15,900	Kanto Auto Works Ltd.	150,661
121,000	Kiyo Holdings, Inc.	165,716
30,000	Koito Manufacturing Co. Ltd.	156,998
21,600	Matsui Securities Co. Ltd.	164,748
7,190	Mitsubishi UFJ Lease & Finance Co. Ltd.	172,924
52,000	NHK Spring Co. Ltd.	190,491
21,300	Nihon Unisys Ltd.	174,081
35,000	Nippon Kayaku Co. Ltd.	160,951
52,000	Nippon Steel Corp.	155,751
3,300	Nippon Telegraph & Telephone Corp.	161,675
31,000	Nissan Shatai Co. Ltd.	199,510
25,400	NOK Corp.	181,287
3,500	Sankyo Co. Ltd.	169,914
115,000	Shinsei Bank Ltd.	151,097
16,700	Stanley Electric Co. Ltd.	164,006
4,100	Sumitomo Mitsui Financial Group, Inc.	166,629
23,000	Tokai Rubber Industries Ltd.	173,377
12,300	Toyota Auto Body Co. Ltd.	166,127
6,800	Yamato Kogyo Co. Ltd.	168,467
37,000	Yokohama Rubber (The) Co. Ltd.	132,246
		5,752,829
	Luxembourg—0.6%
224,208	COLT Telecom Group S.A. *	254,552

	Netherlands—3.9%
26,755	Aegon N.V.	141,946
10,911	European Aeronautic Defence and Space Co. N.V.	191,629
17,242	ING Groep N.V. CVA	141,014
8,004	Koninklijke Boskalis Westminster N.V.	162,524
48,813	New World Resources N.V.	169,776
41,096	OCE N.V.	106,382
13,979	OPG Groep N.V. CVA	161,227
6,387	Royal Dutch Shell PLC, Class A	158,747

3,546	Smit Internationale N.V.	165,636
33,056	SNS Reaal	145,638
		1,544,519
	New Zealand—0.4%
132,710	Telecom Corp. of New Zealand Ltd.	178,975

	Norway—2.0%
11,256	StatoilHydro ASA	194,946
82,200	Storebrand ASA	210,515
34,800	TGS Nopec Geophysical Co. ASA *	200,149
52,000	Veidekke ASA	209,163
		814,773
	Portugal—2.0%
78,281	Banco BPI S.A.	149,472
154,499	Banco Comercial Portugues S.A., Class R	158,393
85,031	Portucel-Empresa Produtora de Pasta e Papel S.A.	160,944
20,549	Portugal Telecom, SGPS S.A.	165,901
19,441	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	158,451
		793,161
	Singapore—2.1%
261,000	Cosco Corp. Singapore Ltd.	136,477
26,000	Jardine Cycle & Carriage Ltd.	185,862
49,000	Oversea-Chinese Banking Corp. Ltd.	167,031
111,000	SembCorp Industries Ltd.	168,249
23,000	Singapore Airlines Ltd.	169,592
		827,211
	Spain—4.4%
14,421	Banco Bilbao Vizcaya Argentaria S.A.	135,462
15,277	Banco Espanol de Credito S.A.	139,783
24,511	Banco Pastor S.A.	146,060
20,444	Banco Popular Espanol S.A.	140,950
18,459	Banco Santander S.A.	149,501
19,599	Bankinter S.A.	170,287
8,221	Grupo Catalana Occidente S.A.	125,896
50,530	Mapfre S.A.	143,107
12,594	Obrascon Huarte Lain S.A.	147,351
8,442	Repsol YPF S.A.	151,891
8,060	Sociedad General de Aguas de Barcelona S.A., Class A	147,600
7,810	Telefonica S.A.	139,419
		1,737,307
	Sweden—0.9%
24,623	Nordea Bank AB	131,795
24,397	Skandinaviska Enskilda Banken AB, Class A	105,292
11,259	Svenska Handelsbanken AB, Class A	124,193
		361,280
	Switzerland—5.0%
2,427	Baloise Holding AG	151,073
6,094	Bobst Group AG	164,334
26,553	Clariant AG	132,227

10,527	EFG International AG	127,880
824	Helvetia Holding AG	174,285
527	Kuoni Reisen Holding AG	150,286
9,172	Petroplus Holdings AG *	180,959
1,129	Rieter Holding AG	127,325
3,253	Sulzer AG	162,552
2,587	Swiss Life Holding AG *	140,862
538	Swisscom AG	169,530
1,246	Valora Holding AG	180,132
833	Zurich Financial Services AG	150,711
		2,012,156
	United Kingdom—13.8%
157,247	Aegis Group PLC	173,428
32,720	Amlin PLC	181,142
4,462	AstraZeneca PLC	171,822
31,218	Aviva PLC	140,422
89,766	Beazley Group PLC	165,652
13,061	Berkeley Group Holdings PLC	149,040
233,043	Bradford & Bingley PLC	—
23,402	Brit Insurance Holdings PLC	68,405
89,083	BT Group PLC	134,724
46,074	Centrica PLC	171,376
22,748	Close Brothers Group PLC	162,749
58,906	Dairy Crest Group PLC	169,849
45,894	Davis Service Group (The) PLC	163,925
9,435	Drax Group PLC	75,698
97,623	Game Group PLC	201,966
33,859	Hiscox Ltd.	153,766
18,746	HSBC Holdings PLC	146,819
54,312	Interserve PLC	156,016
43,167	Investec PLC	155,273
21,340	Keller Group PLC	189,363
171,016	Legal & General Group PLC	151,877
50,546	Man Group PLC	150,299
234,295	Old Mutual PLC	176,998
196,066	Punch Taverns PLC	124,374
118,333	PV Crystalox Solar PLC	156,100
13,437	Rathbone Brothers	141,416
234,295	Regus PLC	160,447
55,191	Savills PLC	194,148
280,597	Spirent Communications PLC	154,735
60,078	St. James’s Place PLC	164,567
87,096	Stagecoach Group PLC	152,877
15,720	Standard Chartered PLC	198,532
83,676	Tullett Prebon PLC	184,874
19,360	Vedanta Resources PLC	154,349
33,617	WH Smith PLC	163,450
249,249	Yell Group PLC	159,009
		5,519,487
	United States—0.4%
3,603	ACE Ltd.	157,307

	Total Common Stocks and Other Equity Interests (Cost $46,356,255)	39,774,657

	Preferred Stocks—0.4%
	Italy—0.4%
26,642	Istituto Finanziario Industriale SpA * (Cost $183,711)	153,808

	Rights—0.0%
	Belgium—0.0%
28,091	Fortis Rights S.A., expiring 06/30/14 * (Cost $0)	—

	Total Investments (Cost $46,539,966)(a)—100.1%	39,928,465
	Liabilities in excess of other assets—(0.1%)	(52,211)

	Net Assets—100.0%	$39,876,254

VVRP Voter Verified Paper Record

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $47,546,933.  The net unrealized depreciation was $7,618,468 which consisted of aggregate gross unrealized appreciation of $453,415 and aggregate gross unrealized depreciation of $8,071,883.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Europe Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.4%
	Austria—1.9%
478	Andritz AG	$14,273
477	OMV AG	13,686
434	Raiffeisen International Bank - Holding AG	8,899
1,633	Zumtobel AG	13,686
		50,544
	Belgium—5.3%
249	Ackermans & van Haaren N.V.	10,929
4,577	Agfa Gevaert N.V.	16,130
530	Anheuser - Busch InBev N.V.	13,523
183	Bekaert S.A.	10,675
303	Belgacom S.A.	10,620
344	Compagnie d’Entreprises CFE	10,730
191	Delhaize Group	12,336
116	D’ieteren S.A.	13,107
336	EVS Broadcast Equipment S.A.	10,356
326	Fortis Strip VVPR *	—
152	Groupe Bruxelles Lambert S.A.	11,218
420	Tessenderlo Chemie N.V.	12,756
368	UCB S.A.	11,495
		143,875
	Bermuda—0.8%
1,840	Catlin Group Ltd.	9,205
1,982	Lancashire Holdings Ltd. *	13,016
		22,221
	Denmark—2.1%
2	A P Moller - Maersk A/S, Class B	9,661
1,150	Dampskibsselskabet Torm A/S	12,455
581	H. Lundbeck A/S	12,185
978	Sydbank A/S	13,114
90	Topdanmark A/S *	10,753
		58,168
	Finland—2.5%
1,099	Cargotec Corp., Class B	10,690
599	Fortum Oyj	11,729
818	Outotec Oyj	11,636
660	Sampo Oyj, Class A	10,632
2,830	Sponda Oyj	11,967
436	Wartsila Corp., Class B	11,733
		68,387

	France—15.2%
880	Air France-KLM	8,469
3,160	Altran Technologies S.A. *	10,286
485	April Group	15,682
569	AXA S.A.	8,907
289	BNP Paribas	11,114
284	Bouygues S.A.	9,739
314	Cap Gemini S.A.	10,885
318	Carrefour S.A.	10,917
171	Casino Guichard Perrachon S.A.	11,276
221	Christian Dior S.A.	11,062
850	Cie Generale de Geophysique-Veritas *	10,380
167	CNP Assurances	11,157
1,074	Credit Agricole S.A.	13,131
229	Eiffage S.A.	11,339
212	Electricite de France	10,393
65	Eramet	10,381
264	Eurazeo	8,972
430	France Telecom S.A.	9,676
260	GDF Suez	10,019
172	Gecina S.A. REIT	11,960
6,094	Havas S.A.	12,339
302	Ipsen SA	11,861
341	LISI	11,266
6,886	Natixis	10,810
204	Nexans S.A.	11,781
470	Publicis Groupe	11,070
539	Rallye S.A.	10,803
496	Renault S.A.	9,636
2,025	Rhodia S.A.	9,085
977	Safran S.A.	12,257
193	Sanofi-Aventis S.A.	10,904
582	SCOR SE	11,866
423	SEB S.A.	10,042
191	Sperian Protection	8,688
285	Thales S.A.	12,694
224	Total S.A.	11,245
832	Valeo S.A.	9,319
119	Vilmorin & Cie	13,237
		414,648
	Germany—8.6%
116	Allianz SE	9,826
217	Bayer AG	11,571
1,115	Carl Zeiss Meditec AG	13,288
341	Daimler AG	9,614
491	Demag Cranes AG	11,169
335	Deutsche Bank AG	8,887
164	Deutsche Boerse AG	8,302
772	Deutsche Lufthansa AG	9,399
616	Deutsche Postbank AG	7,436
368	Hannover Rueckversicherung AG	11,327
119	Generali Deutschland Holding AG	9,469
278	HeidelbergCement AG	10,812
84	KWS Saat AG	10,579
139	Merck KGaA	11,805
503	Morphosys AG *	10,571
492	MTU Aero Engines Holding AG	13,807
78	Muenchener Rueckversicherungs - Gesellschaft AG	10,365
312	Norddeutsche Affinerie AG	9,428
139	RWE AG	10,843
218	Software AG	13,337
119	Wacker Chemie AG	8,554
273	Wincor Nixdorf AG	13,025
		233,414

	Greece—2.0%
12,450	Alapis Holding Industrial and Commercial S.A.	9,732
1,440	Alpha Bank A.E.	12,142
1,634	Hellenic Exchanges S.A.	10,512
718	National Bank of Greece S.A.	12,127
1,481	Piraeus Bank S.A.	9,869
		54,382
	Ireland—1.6%
56,793	Anglo Irish Bank Corp. PLC	—
6,094	C&C Group PLC	6,107
817	DCC PLC	12,145
4,120	Glanbia PLC	14,044
637	Kerry Group PLC, Class A	11,959
		44,255
	Italy—10.7%
893	ACEA SpA	10,757
445	Assicurazioni Generali SpA	9,295
1,591	Autostrada Torino-Milano SpA	10,398
5,487	Banca Monte dei Paschi di Siena SpA	7,904
1,720	Banco Popolare Societa Cooperativa	9,858
728	Buzzi Unicem SpA	9,138
1,926	Enel SpA	10,848
526	Eni SpA	11,216
1,871	Fiat SpA	9,195
803	Finmeccanica SpA	12,627
655	Fondiaria - Sai SpA	10,274
4,652	IFIL Investments SpA	11,560
2,100	Indesit Co. SpA	7,986
2,182	Interpump Group SpA	8,948
9,100	Iride SpA	9,790
930	Italcementi SpA	8,754
6,420	Maire Tecnimont SpA	9,889
2,086	Mediaset SpA	10,199
1,181	Mediobanca SpA	10,746
3,878	Milano Assicurazioni SpA	10,585
6,745	Piaggio & C SpA	9,309
1,222	Piccolo Credito Valtellinese Scarl	11,275
31,468	Pirelli & C. SpA	9,053
2,076	Recordati SpA	10,509
728	Saipem SpA	11,177
1,993	Societa Iniziative Autostradali e Servizi SpA	11,110
7,438	Telecom Italia SpA	9,184
3,722	Terna-Rete Elettrica Nationale SpA	11,340
5,130	UniCredito Italiano SpA	9,085
		292,009
	Luxembourg—0.6%
15,322	COLT Telecom Group S.A. *	17,395

	Netherlands—7.1%
1,848	Aegon N.V.	9,804
1,434	ASM International N.V. *	10,475

253	Corio N.V. REIT	10,868
755	European Aeronautic Defence and Space Co. N.V.	13,260
465	Gemalto N.V. *	11,447
430	Heineken Holding N.V.	11,539
1,193	ING Groep N.V. CVA	9,757
554	Koninklijke Boskalis Westminster N.V. CVA	11,249
3,320	New World Resources N.V.	11,547
782	Nieuwe Steen Investments Funds N.V. REIT	13,068
2,835	OCE N.V.	7,339
967	OPG Groep N.V. CVA	11,153
440	Royal Dutch Shell PLC, Class A	10,936
245	Smit Internationale N.V.	11,444
2,287	SNS Reaal	10,076
1,829	STMicroelectronics N.V.	9,504
249	Vastned Retail N.V. REIT	10,661
131	Wereldhave N.V. REIT	9,430
		193,557
	Norway—2.5%
743	StatoilHydro ASA	12,868
5,500	Storebrand ASA	14,086
1,800	Telenor ASA	11,811
2,426	TGS Nopec Geophysical Co. ASA *	13,953
3,500	Veidekke ASA	14,078
		66,796
	Portugal—2.1%
5,417	Banco BPI S.A.	10,343
5,884	Portucel-Empresa Produtora de Pasta e Papel S.A.	11,137
1,420	Portugal Telecom, SGPS S.A.	11,464
3,160	Redes Energeticas Nacionais S.A.	12,149
1,345	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	10,962
		56,055
	Spain—5.6%
994	Banco Bilbao Vizcaya Argentaria S.A.	9,337
1,057	Banco Espanol de Credito S.A.	9,671
1,696	Banco Pastor S.A.	10,106
1,415	Banco Popular Espanol S.A.	9,756
1,277	Banco Santander S.A.	10,343
1,356	Bankinter S.A.	11,782
466	Bolsas y Mercados Espanoles	10,158
3,047	Criteria Caixacorp S.A.	10,660
450	Gas Natural SDG S.A.	10,871
566	Grupo Catalana Occidente S.A.	8,668
1,477	Laboratorios Almirall S.A.	12,379
3,497	Mapfre S.A.	9,904
584	Repsol YPF S.A.	10,507
554	Sociedad General de Aguas de Barcelona S.A., Class A	10,145
537	Telefonica S.A.	9,586
		153,873
	Sweden—2.5%
3,240	Fabege AB	10,976
1,830	Kungsleden AB	9,486
1,700	Nordea Bank AB	9,099
1,690	Skandinaviska Enskilda Banken AB, Class A	7,294
770	Svenska Handelsbanken AB, Class A	8,494

1,631	Telefonaktiebolaget LM Ericsson, Class B	13,134
970	Wihlborgs Fastigheter AB	10,991
		69,474
	Switzerland—7.2%
168	Baloise Holding AG	10,457
411	Bank Sarasin & Cie AG, Class B	9,897
420	Bobst Group AG	11,326
1,837	Clariant AG	9,148
725	EFG International AG	8,807
64	Forbo Holding AG	10,366
57	Helvetia Holding AG	12,056
7	Jelmoli Holding AG	13,630
36	Kuoni Reisen Holding AG	10,266
186	Pargesa Holding S.A.	11,979
624	Petroplus Holdings AG *	12,311
78	Rieter Holding AG	8,797
78	Roche Holding AG	10,981
225	Sulzer AG	11,243
176	Swiss Life Holding AG *	9,583
37	Swisscom AG	11,659
86	Valora Holding AG	12,433
57	Zurich Financial Services AG	10,313
		195,252
	United Kingdom—21.1%
10,881	Aegis Group PLC	12,001
2,264	Amlin PLC	12,534
5,917	Ashmore Group PLC	10,855
307	AstraZeneca PLC	11,821
1,417	Aveva Group PLC	12,267
2,160	Aviva PLC	9,716
6,212	Beazley Group PLC	11,463
899	Berkeley Group Holdings PLC	10,259
40,000	Booker Group PLC	13,552
31,299	Bradford & Bingley PLC	—
3,755	Brit Insurance Holdings PLC	10,976
4,740	British Airways PLC	8,207
6,165	BT Group PLC	9,324
3,188	Centrica PLC	11,858
1,574	Close Brothers Group PLC	11,261
4,053	Dairy Crest Group PLC	11,686
3,164	Davis Service Group (The) PLC	11,301
1,444	Drax Group PLC	11,585
2,877	easyJet PLC *	12,402
10,262	Friends Provident PLC	12,206
6,756	Game Group PLC	13,978
663	GlaxoSmithKline PLC	11,657
2,330	Hiscox Ltd.	10,581
1,271	HSBC Holdings PLC	9,955
2,873	ICAP PLC	9,775
3,502	International Power PLC	13,721
3,618	Interserve PLC	10,393
2,852	Investec PLC	10,259
1,803	Jardine Lloyd Thompson Group PLC	11,736
1,477	Keller Group PLC	13,106
11,835	Legal & General Group PLC	10,511
3,498	Man Group PLC	10,401
9,916	Melrose PLC	9,471
744	Next PLC	12,625

3,385	Northumbrian Water Group PLC	11,468
16,213	Old Mutual PLC	12,248
13,550	Punch Taverns PLC	8,595
8,189	PV Crystalox Solar PLC	10,803
894	Rathbone Brothers	9,409
16,213	Regus PLC	11,103
235,549	Rolls-Royce Group PLC, Class C *	340
3,819	Savills PLC	13,434
1,568	Spectris PLC	10,890
19,417	Spirent Communications PLC	10,708
4,045	St. James’s Place PLC	11,080
6,027	Stagecoach Group PLC	10,579
1,069	Standard Chartered PLC	13,502
5,790	Tullett Prebon PLC	12,792
950	Unibet Group PLC	13,399
1,330	United Utilities Group PLC	10,373
1,323	Vedanta Resources PLC	10,548
2,326	WH Smith PLC	11,309
17,248	Yell Group PLC	11,003
		577,026
	Total Common Stocks and Other Equity Interests (Cost $4,447,145)	2,711,331

	Preferred Stocks—0.8%
	Germany—0.4%
215	Fresenius SE	11,955

	Italy—0.4%
1,833	Istituto Finanziario Industriale SpA *	10,582

	Total Preferred Stocks (Cost $31,961)	22,537

	Rights—0.0%
	Belgium—0.0%
2,651	Fortis Rights S.A., expiring 06/30/14 * (Cost $0)	—

	Total Investments (Cost $4,479,106)(a)—100.2%	2,733,868
	Liabilities in excess of other assets—(0.2%)	(4,851)

	Net Assets—100.0%	$2,729,017

REIT Real Estate Investment Trust

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $4,498,031. The net unrealized depreciation was $1,764,163, which consisted of aggregate gross unrealized appreciation of $26,231 and aggregate gross unrealized depreciation of $1,790,394.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Powershares Emerging Markets Infrastructure Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.7%
	Australia—1.9%
10,763	Leighton Holdings Ltd.	$111,766

	Bermuda—1.0%
1,097,000	HKC Holdings Ltd.	61,250

	Brazil—7.3%
5,964	Cia Siderurgica Nacional S.A. ADR	90,056
21,476	Cia Vale do Rio Doce ADR	303,027
6,932	Gerdau S.A. ADR	44,226
		437,309
	Canada—0.7%
4,125	KHD Humboldt Wedag International Ltd. *	40,961

	Cayman Islands—1.1%
146,000	Lonking Holdings Ltd.	67,162

	China—17.9%
148,000	Angang Steel Co Ltd., H-Shares	143,390
16,000	Anhui Conch Cement Co Ltd., H-Shares	76,681
161,000	China Communications Construction Co. Ltd., H-Shares	155,830
177,000	China Molybdenum Co. Ltd.	71,388
124,000	China National Building Material Co. Ltd., H-Shares	134,298
23,200	Dongfang Electric Corp. Ltd., H-Shares	51,491
186,000	Harbin Power Equipment Co. Ltd., H-Shares	130,056
496,000	Hunan Non-Ferrous Metal Corp., H-Shares	61,403
188,000	Jiangxi Copper Co. Ltd., H-Shares	128,144
402,000	Shanghai Electric Group Co. Ltd., H-Shares *	126,873
		1,079,554
	France—5.6%
2,111	Alstom S.A.	101,509
263	Areva S.A.	112,091
3,678	Vinci S.A.	125,566
		339,166
	India—3.3%
4,350	Larsen & Toubro Ltd. GDR	59,826
25,589	Sterlite Industries India Ltd. ADR	136,901
		196,727
	Indonesia—10.9%
1,289,500	Aneka Tambang Tbk PT	122,502
497,500	Indocement Tunggal Prakarsa Tbk PT	194,178
359,500	International Nickel Indonesia Tbk PT	76,406
214,500	Semen Gresik Persero Tbk PT	64,334
450,000	United Tractors Tbk PT	196,658
		654,078

	Israel—1.9%
16,013	Ormat Industries Ltd.	116,802

	Malaysia—6.3%
271,200	Gamuda Berhad	141,204
116,300	IJM Corp. Berhad	108,042
114,900	Lafarge Malayan Cement Berhad	100,017
104,300	WCT Berhad	30,366
		379.629
	Mexico—4.2%
349,800	Carso Infraestructura y Construccion SAB de CV *	143,610
66,800	Empresas ICA SAB de CV *	106,910
		250,520
	Russia—6.0%
63,300	LSR Group GDR *	45,893
31,050	Magnitogorsk Iron & Steel Works GDR	72,008
15,036	Mechel ADR	51,122
14,100	MMC Norilsk Nickel ADR	59,220
4,425	Novolipetsk Steel OJSC GDR	37,471
36,375	Severstal GDR	94,149
		359,863
	Singapore—2.6%
71,000	Hyflux Ltd.	82,317
75,000	SembCorp Marine Ltd.	76,803
		159,120
	South Africa—8.9%
7,644	African Rainbow Minerals Ltd.	88,678
53,865	Aveng Ltd.	137,683
16,197	Group Five Ltd.	50,722
18,881	Pretoria Portland Cement Co. Ltd.	54,326
26,621	Reunert Ltd.	122,651
8,922	Wilson Bayly Holmes-Ovcon Ltd.	84,268
		538,328
	Spain—0.9%
471	Acciona S.A.	53,099

	Sweden—0.7%
6,400	Atlas Copco AB, Class A	43,275

	Switzerland—3.6%
16,941	ABB Ltd.	219,264

	Taiwan—4.7%
89,000	China Steel Corp.	60,068
174,000	Chung Hung Steel Corp.	58,291
117,000	Taiwan Cement Corp.	78,062
128,000	Tung Ho Steel Enterprise Corp.	84,444
		280,865

	United States—10.2%
4,473	Caterpillar, Inc.	137,992
1,346	Fluor Corp.	52,359
4,832	Foster Wheeler Ltd. *	96,495
11,514	Ingersoll-Rand Co. Ltd., Class A	186,642
1,347	ITT Corp.	60,992
5,835	KBR, Inc.	82,624
		617,104
	Total Investments (Cost $6,577,029)(a)—99.7%	6,005,842
	Other assets less liabilities—0.3%	15,345

	Net Assets—100.0%	$6,021,187

ADR American Depositary Receipt
GDR Global Depositary Receipt

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $571,187 which consisted of aggregate gross unrealized appreciation of $144,814 and aggregate gross unrealized depreciation of $716,001.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.1%
	Australia—54.9%
11,282	AGL Energy Ltd.	$104,045
26,111	Alumina Ltd.	18,355
33,329	Amcor Ltd.	112,908
38,728	AMP Ltd.	127,811
1,920	ASX Ltd.	32,628
42,803	Australia and New Zealand Banking Group Ltd.	355,470
20,690	AXA Asia Pacific Holdings Ltd.	61,180
23,685	BHP Billiton Ltd.	439,545
24,553	BlueScope Steel Ltd.	54,013
23,315	Boral Ltd.	48,188
13,531	Brambles Ltd.	57,589
5,758	Caltex Australia Ltd.	31,595
46,896	CFS Retail Property Trust REIT	52,934
9,381	Coca-Cola Amatil Ltd.	54,100
35,348	Commonwealth Bank of Australia	601,075
33,111	Consolidated Media Holdings Ltd.	40,037
8,203	Crown Ltd.	28,399
2,566	CSL Ltd.	60,556
94,343	Dexus Property Group REIT	44,456
11,254	Fairfax Media Ltd.	9,890
43,740	Foster’s Group Ltd.	150,533
48,042	Goodman Fielder Ltd. REIT	21,056
138,098	GPT Group REIT	65,479
76,928	Insurance Australia Group Ltd.	188,076
1,564	Leighton Holdings Ltd.	16,241
13,358	Lend Lease Corp. Ltd.	56,475
8,448	Lion Nathan Ltd.	43,518
18,216	Macquarie Airports	26,132
5,174	Macquarie Group Ltd.	82,784
95,993	Macquarie Infrastructure Group	96,053
83,715	Macquarie Office Trust REIT	9,833
23,012	Metcash Ltd.	60,890
57,680	Mirvac Group REIT	40,814
64,650	National Australia Bank Ltd.	763,099
12,349	OneSteel Ltd.	18,608
5,616	Orica Ltd.	47,257
18,882	Origin Energy Ltd.	166,513
64,275	PaperlinX Ltd.	17,642
40,870	Qantas Airways Ltd.	62,649
14,578	QBE Insurance Group Ltd.	219,397
2,076	Rio Tinto Ltd.	53,929
11,451	Santos Ltd.	102,761
37,609	Stockland REIT	85,508
30,003	Suncorp-Metway Ltd.	139,926
13,710	TABCORP Holdings Ltd.	56,687
21,767	Tatts Group Ltd.	39,296
122,000	Telstra Corp. Ltd.	291,274
11,788	Toll Holdings Ltd.	40,439
21,685	Transurban Group	69,937
8,174	Wesfarmers Ltd.	79,520

2,039	Wesfarmers Ltd. – PPS	19,745
34,574	Westfield Group REIT	261,156
71,711	Westpac Banking Corp.	703,779
3,473	Woodside Petroleum Ltd.	76,480
18,289	Woolworths Ltd.	318,579
		6,826,839
	China—0.6%
29,000	China High Speed Transmission Equipment Group Co. Ltd.	33,975
72,500	Fosun International Ltd.	23,630
29,000	Hidili Industry International Development Ltd.	9,493
371,612	Semiconductor Manufacturing International Corp. *	12,954
		80,052
	Hong Kong—33.0%
28,093	Bank of East Asia (The) Ltd.	55,703
94,432	BOC Hong Kong Holdings Ltd.	96,328
52,904	Cathay Pacific Airways Ltd.	61,353
27,673	Cheung Kong Holdings Ltd.	255,316
7,986	Cheung Kong Infrastructure Holdings Ltd.	29,850
8,324	China Merchants Holdings International Co. Ltd.	14,652
43,224	China Mobile Ltd.	389,072
22,434	China Resources Enterprise Ltd.	32,273
110,214	China Unicom Hong Kong Ltd.	101,730
21,721	Chinese Estates Holdings Ltd.	26,622
24,433	Citic Pacific Ltd.	28,721
43,845	CLP Holdings Ltd.	296,755
136,140	CNOOC Ltd.	117,161
21,080	Cosco Pacific Ltd.	18,856
10,503	Esprit Holdings Ltd.	55,748
23,406	Foxconn International Holdings Ltd. *	8,562
17,557	Great Eagle Holdings Ltd.	21,457
4,928	Guoco Group Ltd.	28,417
16,799	Hang Lung Group Ltd.	54,105
25,427	Hang Lung Properties Ltd.	57,158
13,660	Hang Seng Bank Ltd.	164,462
1,690,739	Henderson Investment Ltd.	114,381
16,580	Henderson Land Development Co. Ltd.	63,330
46,381	Hong Kong and China Gas Co. Ltd.	75,497
4,763	Hong Kong Exchanges & Clearing Ltd.	40,908
44,684	HongKong Electric Holdings	261,711
31,000	Hongkong Land Holdings Ltd.	64,989
24,301	Hutchison Telecommunications International Ltd.	6,083
87,948	Hutchison Whampoa Ltd.	447,481
21,135	Hysan Development Co. Ltd.	34,279
4,000	Jardine Matheson Holdings Ltd.	78,709
5,390	Kerry Properties Ltd.	12,615
121,151	Lenovo Group Ltd.	22,514
29,667	Li & Fung Ltd.	59,012
36,000	Link (The) REIT	67,339
24,694	MTR Corp.	58,973
48,602	New World Development Co. Ltd.	46,068
26,000	Noble Group Ltd.	17,501
11,939	Orient Overseas International Ltd.	28,108
138,029	PCCW Ltd.	71,055
318,000	Playmates Holdings Ltd.	38,957
29,895	Sino Land Co.	28,662
25,888	Sun Hung Kai Properties Ltd.	229,340
33,020	Swire Pacific Ltd., Class A	213,230
25,236	Wharf Holdings Ltd.	62,355

14,026	Wheelock and Co. Ltd.	24,670
12,236	Yue Yuen Industrial Holdings Ltd.	22,301
		4,104,369
	New Zealand—1.5%
7,323	Contact Energy Ltd.	25,307
13,822	Fletcher Building Ltd.	39,075
94,914	Telecom Corp. of New Zealand Ltd.	127,243
		191,625
	Singapore—10.1%
24,000	Capitaland Ltd.	37,136
9,000	City Developments Ltd.	33,106
31,000	DBS Group Holdings Ltd.	178,335
34,000	Fraser and Neave Ltd.	63,711
265,000	Hi-P International Ltd.	56,444
2,000	Jardine Cycle & Carriage Ltd.	14,070
11,000	Keppel Corp. Ltd.	28,940
29,000	Neptune Orient Lines Ltd.	21,129
41,000	Oversea-Chinese Banking Corp. Ltd.	137,514
15,000	SembCorp Industries Ltd.	22,281
17,000	Singapore Airlines Ltd.	124,144
39,000	Singapore Press Holdings Ltd.	71,938
26,000	Singapore Technologies Engineering Ltd.	38,714
134,000	Singapore Telecommunications Ltd.	232,408
25,000	United Overseas Bank Ltd.	193,850
		1,253,720
	Total Investments (Cost $25,536,169)(a)—100.1%	12,456,605
	Liabilities in excess of other assets—(0.1%)	(8,869)

	Net Assets—100.0%	$12,447,736

REIT Real Estate Investment Trust

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $25,564,137.
The net unrealized depreciation was $13,107,532 which consisted of aggregate gross unrealized appreciation of $19,134 and aggregate gross unrealized depreciation of $13,126,666.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Small–Mid Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.9%
	Australia—41.1%
23,021	Abacus Property Group REIT	$3,455
5,741	ABB Grain Ltd.	23,907
40,071	ABC Learning Centres Ltd.	6,880
5,398	Adelaide Brighton Ltd.	5,726
2,673	Alesco Corp. Ltd.	3,545
111,887	Allco Finance Group Ltd.	9,961
3,410	Ansell Ltd.	21,937
21,688	APA Group	41,122
4,909	APN News & Media Ltd.	6,176
6,821	Aristocrat Leisure Ltd.	16,106
3,035	ASX Ltd.	51,576
7,210	Austereo Group Ltd.	5,399
44,945	Australand Property Group REIT	7,091
16,286	Australian Infrastructure Fund	17,783
19,111	Australian Pharmaceutical Industries Ltd.	6,337
44,312	AWB Ltd.	61,351
94,402	Babcock & Brown Infrastructure Group	4,892
4,032	Babcock & Brown Ltd.	—
19,612	Babcock & Brown Wind Partners	10,522
4,008	Bank of Queensland Ltd.	18,581
6,477	Bendigo and Adelaide Bank Ltd.	40,734
4,099	Billabong International Ltd.	19,010
14,717	Bunnings Warehouse Property Trust REIT	15,994
10,016	Centennial Coal Co. Ltd.	17,497
138,036	Centro Properties Group REIT	7,212
25,914	Challenger Financial Services Group Ltd.	19,441
704	Cochlear Ltd.	26,165
91,341	Commonwealth Property Office Fund REIT	48,760
7,696	Computershare Ltd.	34,872
2,866	Corporate Express Australia Ltd.	6,834
3,372	Crane Group Ltd.	17,187
24,761	CSR Ltd.	21,935
15,368	David Jones Ltd.	22,212
12,150	Downer EDI Ltd.	27,036
44,225	Envestra Ltd.	8,350
13,892	FKP Property Group	3,903
1,477	Flight Centre Ltd.	5,838
42,087	Futuris Corp. Ltd.	14,975
55,005	Goodman Fielder Ltd.	52,994
22,903	Great Southern Ltd.	2,149
24,436	Gunns Ltd.	14,351
14,539	GWA International Ltd.	21,662
15,935	Harvey Norman Holdings Ltd.	21,228
7,476	Healthscope Ltd.	20,236
7,539	Hills Industries Ltd.	11,056
24,455	Iluka Resources Ltd.	64,871
28,271	Incitec Pivot Ltd.	46,474
51,440	ING Industrial Fund REIT	4,820
92,241	ING Office Fund REIT	28,594
14,678	Macquarie Communications Infrastructure Group	8,597
89,566	Macquarie CountryWide Trust REIT	13,549
77,578	Macquarie DDR Trust REIT	2,658
8,319	Macquarie Media Group Ltd.	4,463

14,511	Minara Resources Ltd.	3,310
1,473	Newcrest Mining Ltd.	28,576
4,273	Nufarm Ltd.	30,219
19,300	Oil Search Ltd.	52,292
18,144	OneSteel Ltd.	27,340
25,121	OZ Minerals Ltd.	8,786
31,301	Pacific Brands Ltd. *	8,308
5,002	Paladin Energy Ltd. *	9,511
1,367	Perpetual Ltd.	26,129
4,689	Primary Health Care Ltd.	14,119
3,377	Ramsay Health Care Ltd.	21,466
3,308	Seven Network Ltd.	12,446
46,492	Sigma Pharmaceuticals Ltd.	35,200
5,415	Sims Metal Management Ltd.	57,161
8,337	Sonic Healthcare Ltd.	73,057
33,854	SP AusNet	22,016
15,376	Spotless Group Ltd.	24,549
10,453	Ten Network Holdings Ltd.	6,751
8,753	Transfield Services Ltd.	10,588
3,196	Transpacific Industries Group Ltd.	5,362
4,390	United Group Ltd.	21,949
43,925	Valad Property Group REIT	1,148
1,480	West Australian Newspapers Holdings Ltd.	3,806
2,079	WorleyParsons Ltd.	19,377
		1,521,470
	Bermuda—0.3%
59,000	Macquarie International Infrastructure Fund Ltd.	10,374

	Cayman Islands—0.6%
87,842	TCL Communication Technology Holdings Ltd. *	7,363
92,488	TCL Multimedia Technology Holdings Ltd. *	13,239
		20,602
	China—1.6%
11,906	Agile Property Holdings Ltd.	4,566
142,071	Brilliance China Automotive Holdings Ltd. *	8,395
23,557	China Oriental Group Co. Ltd.	4,118
15,000	Country Garden Holdings Co.	3,086
10,000	Greentown China Holdings Ltd.	3,599
38,500	Kingboard Laminates Holdings Ltd.	9,647
12,000	New World Department Store China Ltd.	4,655
10,000	Nine Dragons Paper Holdings Ltd.	2,767
55,509	Samson Holding Ltd.	4,982
11,500	Shimao Property Holdings Ltd.	7,390
16,000	Shui On Land Ltd.	4,055
5,000	Yanlord Land Group Ltd.	3,054
		60,314
	Hong Kong—31.2%
50,000	Allied Properties HK Ltd.	4,376
5,485	ASM Pacific Technology Ltd.	16,706
4,513	Beijing Enterprises Holdings Ltd.	17,717
10,823	Cafe de Coral Holdings Ltd.	20,863
73,663	Champion REIT	18,212
12,530	Chaoda Modern Agriculture Holdings Ltd.	7,911
14,000	Chevalier International Holdings Ltd.	6,506
29,000	China Agri-Industries Holdings Ltd. *	12,886
47,848	China Foods Ltd.	16,012
5,000	China Insurance International Holdings Co. Ltd.	6,355

11,271	China Mengniu Dairy Co. Ltd.	14,892
23,917	China Overseas Land & Investment Ltd.	31,278
59,394	China Power International Development Ltd.	11,119
11,102	China Resources Land Ltd.	12,822
10,431	China Resources Power Holdings Co. Ltd.	19,134
57,011	China Travel International Investment Hong Kong Ltd.	8,664
7,571	Chong Hing Bank Ltd.	8,754
16,000	Chow Sang Sang Holdings	8,400
70,000	CNPC Hong Kong Ltd.	19,750
9,732	Dah Sing Banking Group Ltd.	6,878
6,136	Dah Sing Financial Group	15,008
110,914	Denway Motors Ltd.	33,058
40,805	Digital China Holdings Ltd.	11,492
1,305,724	Enerchina Holdings Ltd. *	16,745
62,478	First Pacific Co. Ltd.	22,474
106,679	Fountain SET Holdings Ltd.	4,353
13,332	Fubon Bank Hong Kong Ltd.	3,620
16,634	Galaxy Entertainment Group Ltd. *	2,712
100,650	Giordano International Ltd.	23,876
63,225	Global Bio-Chem Technology Group Co. Ltd.	9,111
70,000	GOME Electrical Appliances Holdings Ltd.	10,110
53,624	Guangdong Investment Ltd.	20,412
177,985	Guangzhou Investment Co. Ltd.	17,320
6,905	Hengan International Group Co. Ltd.	22,971
27,407	HKR International Ltd.	6,021
1,078	Hong Kong Aircraft Engineering Co. Ltd.	9,457
21,802	Hongkong and Shanghai Hotels (The) Ltd.	15,989
30,948	Hopewell Highway Infrastructure Ltd.	18,556
22,582	Hopewell Holdings Ltd.	74,003
11,595	Hopson Development Holdings Ltd.	6,653
132,000	Hutchison Harbour Ring Ltd.	9,816
45,479	I-CABLE Communications Ltd.	3,402
642,000	IDT International Ltd. *	13,487
15,952	Industrial and Commercial Bank of China (Asia) Ltd.	14,817
96,815	Johnson Electric Holdings Ltd.	20,428
24,000	K Wah International Holdings Ltd.	3,191
16,582	Kingboard Chemical Holdings Ltd.	26,693
10,723	Kowloon Development Co. Ltd.	4,549
4,400	Lee & Man Paper Manufacturing Ltd.	2,027
4,500	Lifestyle International Holdings Ltd.	3,634
6,000	Mandarin Oriental International Ltd.	4,734
28,000	Minmetals Resources Ltd.	3,875
38,000	Next Media Ltd.	4,274
12,000	NWS Holdings Ltd.	14,635
81,985	Oriental Press Group	7,129
33,305	Pacific Basin Shipping Ltd.	17,076
43,123	Pacific Century Premium Developments Ltd.	8,592
28,584	Public Financial Holdings Ltd.	10,214
62,000	PYI Corp. Ltd.	2,738
25,000	Regal Hotels International Holdings Ltd.	5,878
9,762	Road King Infrastructure Ltd.	3,437
9,844	Shanghai Industrial Holdings Ltd.	25,084
17,776	Shangri-La Asia Ltd.	20,702
39,834	Shenzhen Investment Ltd.	6,778
15,414	Shun Tak Holdings Ltd.	5,593
17,934	Sinofert Holdings Ltd.	10,147
2,780,000	Sino-I Technology Ltd. *	13,887
182,038	Sinolink Worldwide Holdings	12,023
43,373	Sinopec Kantons Holdings Ltd.	5,331
40,393	SmarTone Telecommunications Holdings Ltd.	30,927
446,278	Solomon Systech International Ltd.	10,234
7,000	Sun Hung Kai & Co. Ltd.	4,204
77,143	Techtronic Industries Co. Ltd.	25,254

8,568	Television Broadcasts Ltd.	30,324
32,716	Texwinca Holdings Ltd.	14,002
14,000	Tianjin Development Holdings Ltd.	4,552
33,559	Tingyi Cayman Islands Holding Corp.	38,756
128,672	TPV Technology Ltd.	28,807
8,000	Truly International Holdings	3,923
9,984	VTech Holdings Ltd.	38,200
4,405	Wing Hang Bank Ltd.	21,292
8,200	Wing On Co. International Ltd.	8,318
		1,156,140
	Korea—0.3%
1,816	STX Pan Ocean Co. Ltd.	12,449

	Netherlands—0.7%
10,917	James Hardie Industries N.V.	26,794

	New Zealand—4.5%
15,644	Air New Zealand Ltd.	7,083
33,632	Auckland International Airport Ltd.	30,831
20,531	Fisher & Paykel Appliances Holdings Ltd.	12,887
14,187	Fisher & Paykel Healthcare Corp.	24,162
40,697	Kiwi Income Property Trust REIT	20,945
20,421	Sky City Entertainment Group Ltd.	31,788
5,172	Sky Network Television Ltd.	10,859
17,586	Vector Ltd.	19,603
4,026	Warehouse Group (The) Ltd.	7,435
		165,593
	Singapore—19.3%
23,000	Allgreen Properties Ltd.	7,075
45,000	Ascendas REIT	42,481
26,000	CapitaCommercial Trust REIT	16,119
24,000	CapitaMall Trust REIT	24,866
2,000	Cerebos Pacific Ltd.	4,258
68,000	Chartered Semiconductor Manufacturing Ltd. *	10,449
188,000	Chuan Hup Holdings Ltd.	22,405
89,000	ComfortDelgro Corp. Ltd.	84,765
4,000	Cosco Corp. Singapore Ltd.	2,037
4,500	Creative Technology Ltd. *	12,310
6,000	Elec & Eltek International Co. Ltd.	5,421
32,000	Fortune REIT	9,239
17,000	Gallant Venture Ltd. *	1,671
57,000	Golden Agri-Resources Ltd.	11,386
3,000	Guocoland Ltd.	2,112
6,000	Haw Par Corp. Ltd.	14,926
5,000	Hong Leong Asia Ltd.	1,897
14,000	Hong Leong Finance Ltd.	19,784
15,000	Jaya Holdings Ltd.	2,640
5,000	Keppel Land Ltd.	4,533
9,000	Kim Eng Holdings Ltd.	5,872
22,000	MobileOne Ltd.	23,506
22,600	Olam International Ltd.	18,111
43,000	Pacific Century Regional Developments Ltd.	4,973
18,000	Parkway Holdings Ltd.	13,568
49,000	People’s Food Holdings Ltd.	21,600
11,000	SembCorp Marine Ltd.	11,264
4,000	SIA Engineering Co. Ltd.	5,386
10,000	Singapore Airport Terminal Services Ltd.	9,009
18,000	Singapore Exchange Ltd.	60,276
5,000	Singapore Land Ltd.	10,864

16,000	Singapore Petroleum Co. Ltd.	25,581
55,000	Singapore Post Ltd.	27,893
20,000	SMRT Corp. Ltd.	20,885
12,000	StarHub Ltd.	16,056
19,000	STATS ChipPAC Ltd. *	5,383
70,000	Suntec REIT	30,269
17,000	United Industrial Corp. Ltd.	13,791
11,000	UOB-Kay Hian Holdings Ltd.	6,713
25,000	UOL Group Ltd.	31,858
11,000	Venture Corp. Ltd.	29,291
9,000	Wheelock Properties Ltd.	5,862
5,000	Wilmar International Ltd.	9,395
18,000	Wing Tai Holdings Ltd.	8,198
		715,978
	Thailand—0.3%
12,200	Total Access Communication PCL	9,741

	Total Common Stocks and Other Equity Interests (Cost $6,832,875)	3,699,455

	Preferred Stocks—0.0%
	Hong Kong—0.0%
21,332	Fubon Bank Hong Kong Ltd. (Cost $2,184)	—

	Rights—0.0%
	Australia—0.0%
17,690	Envestra Ltd. Rights, expiring 02/06/2009 *	—

	Singapore—0.0%
2,400	Ascendas REIT Rights, expiring 02/05/2009 *	477

	Total Rights (Cost $0)	477

	Warrants—0.0%
	Hong Kong—0.0%
333	PYI Corp. Ltd., expiring 09/25/2009 * (Cost $0)	1

	Total Investments (Cost $6,835,059)(a)—99.9%	3,699,933
	Other assets less liabilities—0.1%	2,360

	Net Assets—100.0%	$3,702,293

REIT Real Estate Investment Trust

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $6,944,823. The net unrealized depreciation was $3,244,890 which consisted of aggregate gross unrealized appreciation of $6,977 and aggregate gross unrealized depreciation of $3,251,867.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.3%
	Australia—4.0%
4,954	AGL Energy Ltd.	$46,151
11,210	Alumina Ltd.	8,126
14,634	Amcor Ltd.	50,158
16,701	AMP Ltd.	55,968
893	ASX Ltd.	15,417
18,826	Australia and New Zealand Banking Group Ltd.	158,861
9,418	AXA Asia Pacific Holdings Ltd.	28,328
10,417	BHP Billiton Ltd.	202,037
9,785	BlueScope Steel Ltd.	21,965
10,609	Boral Ltd.	22,330
6,154	Brambles Ltd.	26,611
2,501	Caltex Australia Ltd.	13,948
19,524	CFS Retail Property Trust REIT	22,348
4,273	Coca-Cola Amatil Ltd.	24,862
15,547	Commonwealth Bank of Australia	265,943
15,216	Consolidated Media Holdings Ltd.	18,674
3,554	Crown Ltd.	12,520
1,165	CSL Ltd.	27,781
41,496	Dexus Property Group REIT	20,054
4,876	Fairfax Media Ltd.	4,356
19,238	Foster’s Group Ltd.	66,917
21,627	Goodman Group REIT	9,833
60,536	GPT Group REIT	29,256
33,835	Insurance Australia Group Ltd.	84,126
676	Leighton Holdings Ltd.	7,205
6,081	Lend Lease Corp. Ltd.	26,256
3,772	Lion Nathan Ltd.	19,669
7,899	Macquarie Airports	11,503
2,357	Macquarie Group Ltd.	38,954
43,676	Macquarie Infrastructure Group	44,437
64,632	Macquarie Office Trust REIT	7,809
10,470	Metcash Ltd.	28,030
25,369	Mirvac Group REIT	18,471
28,418	National Australia Bank Ltd.	342,085
5,355	OneSteel Ltd.	8,275
2,544	Orica Ltd.	21,904
8,304	Origin Energy Ltd.	73,927
28,341	PaperlinX Ltd.	7,930
18,462	Qantas Airways Ltd.	28,763
6,412	QBE Insurance Group Ltd.	97,857
939	Rio Tinto Ltd.	25,168
5,210	Santos Ltd.	47,608
15,658	Stockland REIT	36,243
13,197	Suncorp-Metway Ltd.	62,940
6,216	TABCORP Holdings Ltd.	26,050
9,720	Tatts Group Ltd.	17,801
53,660	Telstra Corp. Ltd.	129,324
5,363	Toll Holdings Ltd.	18,655
9,861	Transurban Group	32,167
3,708	Wesfarmers Ltd.	36,666
897	Wesfarmers Ltd. - PPS	8,830
15,207	Westfield Group REIT	116,428

31,606	Westpac Banking Corp.	314,338
1,566	Woodside Petroleum Ltd.	35,232
8,044	Woolworths Ltd.	141,690
		3,068,785
	Austria—0.3%
2,119	Erste Group Bank AG	32,151
460	EVN AG	7,145
2,364	Immoeast AG*	2,787
4,750	Immofinanz Immobilien Anlagen AG *	5,418
1,264	OMV AG	36,268
150	Raiffeisen International Bank Holding AG	3,076
3,779	Telekom Austria AG	53,271
432	Uniqa Versicherungen AG	9,633
279	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	10,715
223	Vienna Insurance Group	7,030
1,506	Voestalpine AG	29,374
938	Wienerberger AG	12,093
		208,961
	Belgium—0.9%
5,137	Agfa Gevaert N.V.	18,103
3,622	Anheuser - Busch InBev N.V.	92,414
4	Banque Nationale de Belgique	11,175
1,993	Belgacom S.A.	69,853
89	Colruyt S.A.	19,760
2,184	Delhaize Group	141,059
10,607	Dexia S.A.	33,370
60	D’ieteren S.A.	6,779
14,382	Fortis	28,567
785	Groupe Bruxelles Lambert S.A.	57,935
97	KBC Ancora	792
1,737	KBC Groep N.V.	31,887
176	Mobistar S.A.	12,960
376	Nationale A Portefeuille	17,828
193	Sofina S.A.	12,799
585	Solvay S.A.	41,532
1,412	UCB S.A.	44,106
959	Umicore	17,955
		658,874
	Bermuda—0.0%
720	Frontline Ltd.	20,835
5,164	Orient Overseas International Ltd.	12,386
		33,221
	Canada—4.7%
282	Addax Petroleum Corp.	4,458
2,334	Alimentation Couche Tard, Inc., Class B	26,731
804	Atco Ltd., Class I	24,642
5,685	Bank of Montreal	152,459
7,464	Bank of Nova Scotia	178,615
2,721	Barrick Gold Corp.	101,259
3,465	BCE, Inc.	70,174
69	Bombardier, Inc., Class A	214
8,639	Bombardier, Inc., Class B	26,478
3,923	Brookfield Asset Management, Inc. - Class A	60,909
2,144	Brookfield Properties Corp.	11,275

3,907	Canadian Imperial Bank of Commerce	146,940
2,645	Canadian National Railway Co.	91,669
2,284	Canadian Natural Resources Ltd.	80,852
1,017	Canadian Pacific Railway Ltd.	30,530
882	Canadian Tire Corp. Ltd., Class A	29,095
926	Canadian Utilities Ltd., Class A	29,695
6,680	CanWest Global Communications Corp.*	2,856
10,440	Celestica, Inc.*	45,217
3,560	CGI Group, Inc., Class A*	28,512
481	Empire Co. Ltd., Class A	20,131
2,720	Enbridge, Inc.	88,279
3,972	EnCana Corp.	174,821
173	Fairfax Financial Holdings Ltd.	55,660
1,317	Finning International, Inc.	13,373
1,437	George Weston Ltd.	75,719
1,019	Gerdau Ameristeel Corp.	5,934
2,316	GoldCorp, Inc.	67,845
1,450	Great-West Lifeco, Inc.	21,636
1,411	Husky Energy, Inc.	34,642
828	IGM Financial, Inc.	21,704
1,394	Imperial Oil Ltd.	43,793
337	ING Canada, Inc.	8,970
4,351	Jean Coutu Group PJC (The), Inc., Class A	29,092
2,171	Loblaw Cos. Ltd.	60,795
2,290	Magna International, Inc., Class A	63,407
425	Manitoba Telecom Services, Inc.	12,279
9,381	Manulife Financial Corp.	154,049
2,257	Metro, Inc. - Class A	71,359
1,902	National Bank of Canada	52,495
2,502	Nexen, Inc.	36,041
4,825	Norbord, Inc.	2,530
1,225	NOVA Chemicals Corp.	2,243
850	Onex Corp.	11,648
4,141	Petro-Canada	88,808
347	Potash Corp. of Saskatchewan	25,818
5,721	Power Corp. of Canada	97,592
2,651	Power Financial Corp.	48,387
2,306	Quebecor, Inc., Class B	30,502
404	Research In Motion Ltd.*	22,086
2,241	RioCan REIT	26,281
1,959	Rogers Communications, Inc., Class B	54,637
9,633	Royal Bank of Canada	236,269
1,097	Sears Canada, Inc.*	18,041
2,456	Shaw Communications, Inc., Class B	39,400
938	Shoppers Drug Mart Corp.	34,324
5,059	Sun Life Financial, Inc.	101,845
2,636	Suncor Energy, Inc.	49,984
7,848	Talisman Energy, Inc.	73,489
2,442	Teck Cominco Ltd. Class B	9,336
605	Telus Corp.	16,962
500	Telus Corp. NVTG	13,203
2,004	Thomson Reuters Corp.	48,490
5,940	Toronto-Dominion Bank (The)	190,677
1,578	TransAlta Corp.	28,458
5,008	TransCanada Corp.	133,213
		3,658,827
	China—0.1%
14,000	China High Speed Transmission Equipment Group Co. Ltd.	16,700
31,000	Fosun International Ltd.	10,314
8,000	Hidili Industry International Development Ltd.	2,703
157,751	Semiconductor Manufacturing International Corp.*	5,594
		35,311

	Denmark—0.5%
8	A P Moller - Maersk A/S, Class A	39,194
8	A P Moller - Maersk A/S, Class B	38,645
1,583	Carlsberg A/S, Class B	52,793
622	Danisco A/S	22,989
8,905	Danske Bank A/S	90,319
675	East Asiatic Co. Ltd. A/S	22,221
1,759	Novo Nordisk A/S, Class B	94,495
255	TrygVesta A/S	15,211
		375,867
	Finland—1.0%
1,571	Elisa Oyj	24,944
3,124	Fortum Oyj	61,172
1,174	Kemira Oyj	7,673
1,795	KESKO Oyj, Class B	44,281
741	Kone Oyj, Class B	15,602
1,234	Metso Corp.	12,050
13,963	M-real Oyj, Class B	10,020
1,196	Neste Oil Oyj	17,381
18,450	Nokia Oyj	226,743
1,720	Outokumpu Oyj	19,683
1,734	Pohjola Bank PLC	20,355
1,165	Rautaruukki Oyj	18,587
5,944	Sampo Oyj, Class A	95,748
678	Sanoma Oyj	7,967
13,228	Stora Enso Oyj, Class R	81,029
11,899	UPM-Kymmene Oyj	112,840
979	Wartsila Oyj	26,346
		802,421
	France—10.6%
1,961	Accor S.A.	77,891
120	Aeroports de Paris	6,469
4,360	Air France-KLM	41,961
1,685	Air Liquide S.A.	123,157
40,317	Alcatel-Lucent	80,290
1,275	Alstom S.A.	61,966
886	Arkema	12,569
1,041	Atos Origin S.A.	24,820
32,821	AXA S.A.	513,764
12,890	BNP Paribas	495,721
121	Bollore	11,940
2,874	Bouygues S.A.	98,558
1,513	Cap Gemini S.A.	52,447
8,967	Carrefour S.A.	307,849
671	Casino Guichard Perrachon S.A.	44,245
790	Christian Dior S.A.	39,544
146	Ciments Francais S.A.	11,222
804	CNP Assurances	53,716
5,852	Compagnie de Saint-Gobain	199,296
1,436	Compagnie Generale des Etablissements Michelin, Class B	56,532
15,351	Credit Agricole S.A.	187,674
683	Eiffage S.A.	33,820
1,340	Electricite de France	65,692
28	Eramet	4,472

920	Essilor International S.A.	35,228
70	Esso S.A. Francaise	6,966
157	Euler Hermes S.A.	5,633
252	Eurazeo	8,564
609	Eutelsat Communications	13,053
457	Faurecia*	5,938
123	Fonciere Des Regions REIT	7,541
25,392	France Telecom S.A.	571,399
11,531	GDF Suez	444,343
212	Gecina S.A. REIT	14,741
3,001	Groupe Danone	154,793
280	Hermes International	28,311
363	Imerys S.A.	14,532
424	JC Decaux S.A.	5,866
401	Klepierre REIT	9,604
1,498	Lafarge S.A.	69,464
1,851	Lagardere S.C.A	70,830
649	Legrand S.A.	10,974
1,446	L’Oreal S.A.	96,544
2,240	LVMH Moet Hennessy Louis Vuitton S.A.	122,873
1,281	M6-Metropole Television	20,840
12,611	Natixis	19,797
425	Nexans S.A.	24,544
3,739	PagesJaunes Groupe	33,071
1,205	Pernod-Ricard S.A.	76,037
1,405	PPR	71,354
5,341	PSA Peugeot S.A.	91,066
1,288	Publicis Groupe	30,338
917	Rallye S.A.	18,379
3,848	Renault S.A.	74,757
2,179	Safran S.A.	27,337
8,408	Sanofi-Aventis S.A.	475,009
2,110	Schneider Electric S.A.	134,549
1,895	SCOR SE	38,637
885	Sequana	4,879
97	Societe des Autoroutes Paris-Rhin-Rhone	5,544
119	Societe Fonciere Financiere et de Participations	4,114
7,976	Societe Generale	336,790
1,999	Societe Television Francaise 1 (TF1)	21,621
1,674	Sodexo S.A.	85,198
9,746	STMicroelectronics N.V.	50,732
3,158	Suez Environnement S.A.*	50,628
885	Technip S.A.	27,593
823	Thales S.A.	36,655
10,598	Thomson	15,225
28,072	Total S.A.	1,409,292
378	Unibail-Rodamco REIT	50,962
2,560	Valeo S.A.	28,673
363	Vallourec S.A.	35,766
3,264	Veolia Environnement	73,848
4,150	Vinci S.A.	142,741
13,959	Vivendi S.A.	361,525
191	Wendel	7,465
561	Zodiac S.A.	20,374
		8,208,152
	Germany—7.9%
1,352	Adidas AG	47,005
6,536	Allianz SE	553,645
2,290	Arcandor AG*	5,869
10,766	BASF AG	313,459

5,526	Bayer AG	294,664
6,110	Bayerische Motoren Werke (BMW) AG	145,716
362	BayWa AG	10,252
394	Beiersdorf AG	19,389
468	Bilfinger Berger AG	19,935
1,239	Celesio AG	26,595
11,061	Commerzbank AG	50,391
17,862	Daimler AG	503,583
9,134	Deutsche Bank AG	242,298
470	Deutsche Boerse AG	23,791
3,813	Deutsche Lufthansa AG	46,420
11,864	Deutsche Post AG	148,692
521	Deutsche Postbank AG	6,289
56,513	Deutsche Telekom AG	685,830
18,473	E.ON AG	597,510
286	Fraport AG	10,757
1,330	Fresenius Medical Care AG & Co. KGaA	59,671
146	Fresenius SE	7,203
1,226	GEA Group AG	14,187
126	Generali Deutschland Holding AG	10,026
981	Hannover Rueckversicherung AG	30,197
177	HeidelbergCement AG	6,884
1,289	Heidelberger Druckmaschinen AG	5,038
816	Henkel AG & Co. KGaA	19,063
639	Hochtief AG	22,028
3,514	Hypo Real Estate Holding AG	5,764
5,702	IKB Deutsche Industriebank AG*	5,480
18,961	Infineon Technologies AG*	17,009
551	K+S AG	26,232
1,411	Lanxess AG	20,722
959	Linde AG	64,213
1,110	MAN AG	48,534
839	Merck KGaA	71,252
2,503	Metro AG	91,096
3,043	Muenchener Rueckversicherungs - Gesellschaft AG	404,389
176	Rheinmetall AG	5,612
4,420	RWE AG	344,781
377	Salzgitter AG	27,577
3,332	SAP AG	118,918
7,672	Siemens AG	432,398
1,135	Suedzucker AG	17,992
6,219	ThyssenKrupp AG	127,036
6,290	TUI AG	53,079
1,030	Volkswagen AG	329,260
63	Wacker Chemie AG	4,528
		6,142,259
	Greece—0.3%
2,745	Alpha Bank A.E.	23,147
570	Coca Cola Hellenic Bottling Co. S.A.	7,845
2,327	EFG Eurobank Ergasias S.A.	14,672
1,680	Hellenic Petroleum S.A.	12,142
3,511	Hellenic Telecommunications Organization S.A.	53,542
3,044	National Bank of Greece S.A.	51,413
2,432	OPAP S.A.	71,059
1,380	Piraeus Bank S.A.	9,196
1,089	Public Power Corp. S.A.	18,338
		261,354

	Hong Kong—2.4%
12,741	Bank of East Asia (The) Ltd.	25,762
41,242	BOC Hong Kong Holdings Ltd.	42,706
24,085	Cathay Pacific Airways Ltd.	28,388
12,435	Cheung Kong Holdings Ltd.	116,900
3,445	Cheung Kong Infrastructure Holdings Ltd.	12,972
2,908	China Merchants Holdings International Co. Ltd.	5,250
19,185	China Mobile Ltd.	174,416
9,605	China Resources Enterprise Ltd.	14,095
49,923	China Unicom Hong Kong Ltd.	47,125
9,884	Chinese Estates Holdings Ltd.	12,287
11,234	Citic Pacific Ltd.	13,371
19,210	CLP Holdings Ltd.	130,674
59,324	CNOOC Ltd.	52,021
7,396	Cosco Pacific Ltd.	6,753
4,538	Esprit Holdings Ltd.	24,461
6,478	Foxconn International Holdings Ltd.*	2,423
7,970	Great Eagle Holdings Ltd.	9,877
2,379	Guoco Group Ltd.	13,805
7,072	Hang Lung Group Ltd.	23,255
10,607	Hang Lung Properties Ltd.	24,347
6,069	Hang Seng Bank Ltd.	74,193
769,915	Henderson Investment Ltd.	52,621
6,863	Henderson Land Development Co. Ltd.	26,683
20,508	Hong Kong and China Gas Co. Ltd.	33,692
2,073	Hong Kong Exchanges & Clearing Ltd.	18,178
19,554	HongKong Electric Holdings	115,236
13,000	Hongkong Land Holdings Ltd.	27,820
6,864	Hutchison Telecommunications International Ltd.	1,735
38,856	Hutchison Whampoa Ltd.	200,427
8,483	Hysan Development Co. Ltd.	13,893
1,600	Jardine Matheson Holdings Ltd.	31,712
1,987	Kerry Properties Ltd.	4,756
56,590	Lenovo Group Ltd.	10,728
12,981	Li & Fung Ltd.	26,316
16,000	Link (The) REIT	30,330
11,875	MTR Corp.	28,789
22,928	New World Development Co. Ltd.	22,116
7,800	Noble Group Ltd.	5,421
60,320	PCCW Ltd.	31,348
134,000	Playmates Holdings Ltd.	16,416
12,078	Sino Land Co.	11,837
11,733	Sun Hung Kai Properties Ltd.	105,912
14,808	Swire Pacific Ltd., Class A	97,388
10,001	Wharf Holdings Ltd.	25,149
6,010	Wheelock and Co. Ltd.	10,680
3,648	Yue Yuen Industrial Holdings Ltd.	6,689
		1,810,953
	Ireland—0.2%
10,349	Allied Irish Banks PLC	16,179
5,231	Anglo Irish Bank Corp. PLC	—
3,711	CRH PLC	86,553
17,693	Governor & Co. of the Bank of Ireland	14,738
4,373	Irish Life & Permanent PLC	9,247
4,518	Ryanair Holdings PLC*	16,617
4,252	Smurfit Kappa Group PLC	9,699
		153,033

	Italy—4.3%
8,374	A2A SpA	14,595
5,513	Alleanza Assicurazioni SpA	37,550
14,174	Assicurazioni Generali SpA	296,073
2,713	Atlantia SpA	39,808
1,289	Autogrill SpA	7,594
5,762	Banca Carige SpA	13,365
45,783	Banca Monte dei Paschi di Siena SpA	65,946
5,047	Banca Popolare di Milano Scarl	25,887
9,273	Banco Popolare SpA	53,148
1,081	Benetton Group SpA	7,910
1,107	Buzzi Unicem SpA	13,896
6,736	CIR-Compagnie Industriali Riunite SpA	6,768
5,026	Edison SpA	6,357
68,105	Enel SpA	383,579
37,413	Eni SpA	797,799
1,288	ERG SpA	15,425
13,029	Fiat SpA	64,032
4,372	Finmeccanica SpA	68,746
1,742	Fondiaria - Sai SpA	27,324
3,981	Hera SpA	7,270
5,205	IFIL Investments SpA	12,934
104,548	Intesa Sanpaolo SpA	331,261
1,215	Italcementi SpA	11,436
190	Italmobiliare SpA	6,693
399	Lottomatica SpA	7,383
859	Luxottica Group SpA	12,164
13,259	Mediaset SpA	64,823
4,438	Mediobanca SpA	40,380
1,896	Mediolanum SpA	7,362
3,644	Milano Assicurazioni SpA	9,947
9,945	Parmalat SpA	16,109
64,079	Pirelli & C. SpA	18,435
14,517	Premafin Finanziaria SpA	25,840
1,226	Saipem SpA	18,822
3,220	Saras SpA	10,626
9,396	Snam Rete Gas SpA	49,097
893	Societa Cattolica di Assicurazoni Scrl	27,465
309,179	Telecom Italia SpA	381,751
12,202	Terna-Rete Elettrica Nationale SpA	37,177
108,384	UniCredito Italiano SpA	191,952
7,398	Unione di Banche Italiane ScpA	92,435
7,270	Unipol Gruppo Finanziario SpA	10,900
		3,338,064
	Japan—25.0%
4,000	77 Bank (The) Ltd.	20,354
1,020	Acom Co. Ltd.	36,116
1,100	Advantest Corp.	15,126
13,800	Aeon Co. Ltd.	112,016
2,650	Aiful Corp.	5,872
12,000	Aioi Insurance Co. Ltd.	59,860
1,900	Aisin Seiki Co. Ltd.	26,191
6,000	Ajinomoto Co., Inc.	52,377
600	Alfresa Holdings Corp.	25,587
8,000	All Nippon Airways Co. Ltd.	30,286
3,200	Alps Electric Co. Ltd.	13,753
4,000	Amada Co. Ltd.	19,374
6,000	Aozora Bank Ltd.	6,814
4,300	Asahi Breweries Ltd.	67,318
10,000	Asahi Glass Co. Ltd.	53,335

17,000	Asahi Kasei Corp.	70,983
2,300	Astellas Pharma, Inc.	88,097
2,000	Bank of Kyoto (The) Ltd.	21,267
9,000	Bank of Yokohama (The) Ltd.	46,799
600	Benesse Corp.	25,721
10,100	Bridgestone Corp.	130,453
3,700	Brother Industries Ltd.	24,430
2,000	Calsonic Kansei Corp.	2,138
1,300	Canon Marketing Japan, Inc.	19,411
10,800	Canon, Inc.	297,629
2,900	Casio Computer Co. Ltd.	23,152
18	Central Japan Railway Co.	129,072
2,300	Century Leasing System, Inc.	20,565
7,000	Chiba Bank (The) Ltd.	39,984
10,700	Chubu Electric Power Co., Inc.	306,191
2,000	Chugai Pharmaceutical Co. Ltd.	38,882
2,000	Chugoku Bank (The) Ltd.	28,371
5,300	Chugoku Electric Power (The) Co., Inc.	138,682
15,000	Chuo Mitsui Trust Holdings, Inc.	60,294
3,400	Citizen Holdings Co. Ltd.	14,007
26,000	Cosmo Oil Co. Ltd.	70,638
2,300	Credit Saison Co. Ltd.	23,049
8,000	Dai Nippon Printing Co. Ltd.	79,546
5,000	Daicel Chemical Industries Ltd.	22,269
3,000	Daido Steel Co. Ltd.	8,418
11,650	Daiei (The), Inc.*	53,185
3,000	Daihatsu Motor Co. Ltd.	25,654
3,500	Daiichi Sankyo Co. Ltd.	79,501
1,000	Daikin Industries Ltd.	23,550
700	Daito Trust Construction Co. Ltd.	30,475
8,000	Daiwa House Industry Co. Ltd.	72,954
14,000	Daiwa Securities Group, Inc.	78,566
4,200	Denso Corp.	77,911
2,400	Dentsu, Inc.	41,929
13,000	DIC Corp.	21,278
3,200	East Japan Railway Co.	219,128
2,000	Eisai Co. Ltd.	74,157
2,800	Electric Power Development Co. Ltd.	109,119
700	Elpida Memory, Inc.*	5,058
800	Fanuc Ltd.	48,636
400	Fast Retailing Co. Ltd.	51,397
11,000	Fuji Electric Holdings Co. Ltd.	13,350
18,000	Fuji Heavy Industries Ltd.	53,112
6	Fuji Media Holdings, Inc.	7,723
5,300	FUJIFILM Holdings Corp.	118,322
7,000	Fujikura Ltd.	19,564
32,000	Fujitsu Ltd.	146,800
11,000	Furukawa Electric (The) Co. Ltd.	38,949
1,300	Fuyo General Lease Co. Ltd.	20,728
4,000	Gunma Bank (The) Ltd.	23,561
6,000	Hachijuni Bank (The) Ltd.	34,139
680	Hakuhodo DY Holdings, Inc.	30,665
15,000	Hankyu Hanshin Holdings, Inc.	82,842
9,000	Hanwa Co. Ltd.	27,057
26,000	Haseko Corp.	24,608
3,000	Hino Motors Ltd.	5,378
5,000	Hiroshima Bank (The) Ltd.	21,601
2,700	Hitachi Capital Corp.	33,340
1,200	Hitachi Chemical Co. Ltd.	13,174
400	Hitachi Construction Machinery Co. Ltd.	4,031
700	Hitachi High-Technologies Corp.	10,631
63,000	Hitachi Ltd.	206,236

1,000	Hitachi Metals Ltd.	5,222
2,900	Hokkaido Electric Power Co., Inc.	70,555
11,000	Hokuhoku Financial Group, Inc.	22,169
2,800	Hokuriku Electric Power Co.	80,281
19,500	Honda Motor Co. Ltd.	449,449
2,300	Hoya Corp.	41,744
600	Ibiden Co. Ltd.	12,440
2,400	IBJ Leasing Co. Ltd.	32,896
1,000	Idemitsu Kosan Co. Ltd.	66,140
22,000	IHI Corp.	25,966
5	INPEX Corp.	36,911
5,180	Isetan Mitsukoshi Holdings Ltd.	37,779
13,000	Isuzu Motors Ltd.	15,488
12,000	ITOCHU Corp.	59,726
3,000	Iyo Bank (The) Ltd.	35,809
15,000	Japan Airlines Corp.*	32,569
200	Japan Petroleum Exploration Co. Ltd.	9,398
36	Japan Tobacco, Inc.	104,621
5,400	JFE Holdings, Inc.	137,390
2,000	JFE Shoji Holdings, Inc.	6,102
8,000	Joyo Bank (The) Ltd.	44,004
4,000	JS Group Corp.	53,892
1,400	JSR Corp.	17,366
3,100	JTEKT Corp.	19,502
52,600	JVC KENWOOD Holdings, Inc.*	21,085
23,000	Kajima Corp.	61,975
3,000	Kaneka Corp.	16,234
26,000	Kanematsu Corp.*	26,345
12,500	Kansai Electric Power (The) Co., Inc.	345,868
700	Kanto Auto Works Ltd.	6,633
4,000	Kao Corp.	98,430
24,000	Kawasaki Heavy Industries Ltd.	44,360
5,000	Kawasaki Kisen Kaisha Ltd.	18,595
41	KDDI Corp.	260,216
4,000	Keihin Electric Express Railway Co. Ltd.	30,821
6,000	Keio Corp.	32,268
100	Keyence Corp.	18,495
3,000	Kinden Corp.	26,656
16,000	Kintetsu Corp.	72,687
7,000	Kirin Holdings Co. Ltd.	89,244
33,000	Kobe Steel Ltd.	50,340
5,600	Komatsu Ltd.	59,049
700	Konami Corp.	14,271
4,000	Konica Minolta Holdings, Inc.	31,711
7,000	Kubota Corp.	38,815
4,000	Kuraray Co. Ltd.	32,023
2,100	Kyocera Corp.	137,490
2,000	Kyowa Hakko Kirin Co. Ltd.	18,239
6,700	Kyushu Electric Power Co., Inc.	176,061
800	Lawson, Inc.	39,728
1,400	Leopalace21 Corp.	12,019
800	Makita Corp.	14,814
18,000	Marubeni Corp.	65,538
3,400	Marui Group Co. Ltd.	17,982
18,000	Mazda Motor Corp.	28,460
3,300	Mediceo Paltac Holdings Co. Ltd.	37,332
5,000	Meiji Dairies Corp.	23,828
15,500	Mitsubishi Chemical Holdings Corp.	64,375
9,700	Mitsubishi Corp.	131,875
19,000	Mitsubishi Electric Corp.	88,854
4,000	Mitsubishi Estate Co. Ltd.	53,936
4,000	Mitsubishi Gas Chemical Co., Inc.	16,167

46,000	Mitsubishi Heavy Industries Ltd.	176,706
13,000	Mitsubishi Materials Corp.	33,148
58,000	Mitsubishi Motors Corp.*	78,143
8,000	Mitsubishi Rayon Co. Ltd.	19,597
92,560	Mitsubishi UFJ Financial Group, Inc.	525,617
1,210	Mitsubishi UFJ Lease & Finance Co. Ltd.	29,101
11,000	Mitsui & Co. Ltd.	117,582
11,000	Mitsui Chemicals, Inc.	32,212
6,000	Mitsui Fudosan Co. Ltd.	79,501
11,000	Mitsui Mining & Smelting Co. Ltd.	20,209
7,000	Mitsui O.S.K. Lines Ltd.	41,076
5,600	Mitsui Sumitomo Insurance Group Holdings, Inc.	148,714
90,000	Mizuho Financial Group, Inc.	227,480
5,000	Mizuho Trust & Banking Co. Ltd.	5,289
1,800	Murata Manufacturing Co. Ltd.	68,745
2,000	Nagase & Co. Ltd.	17,904
13,000	Nagoya Railroad Co. Ltd.	40,096
2,600	Namco Bandai Holdings, Inc.	26,373
1,400	NEC Capital Solutions Ltd.	11,395
48,000	NEC Corp.	130,943
400	NEC Electronics Corp.*	2,806
1,000	NGK Insulators Ltd.	13,105
1,000	NGK Spark Plug Co. Ltd.	7,772
300	Nidec Corp.	14,531
1,000	Nikon Corp.	10,622
200	Nintendo Co. Ltd.	63,022
2,000	Nippon Electric Glass Co. Ltd.	13,428
16,000	Nippon Express Co. Ltd.	58,256
17,000	Nippon Light Metal Co. Ltd.	14,007
4,000	Nippon Meat Packers, Inc.	51,308
20,000	Nippon Mining Holdings, Inc.	74,824
33,000	Nippon Oil Corp.	146,241
3,200	Nippon Paper Group, Inc.	95,847
8,000	Nippon Sheet Glass Co. Ltd.	19,953
52,000	Nippon Steel Corp.	155,751
7,000	Nippon Steel Trading Co. Ltd.	10,990
11,800	Nippon Telegraph & Telephone Corp.	578,110
50	Nippon Television Network Corp.	5,183
12,000	Nippon Yusen Kabushiki Kaisha	57,455
8,000	NIPPONKOA Insurance Co. Ltd.	66,808
47,200	Nissan Motor Co. Ltd.	144,527
3,000	Nissay Dowa General Insurance Co. Ltd.	16,201
3,000	Nisshin Seifun Group, Inc.	33,103
11,000	Nisshin Steel Co. Ltd.	18,740
800	Nissin Foods Holdings Co. Ltd.	27,614
900	Nitto Denko Corp.	16,926
1,400	NOK Corp.	9,992
17,800	Nomura Holdings, Inc.	117,530
800	Nomura Research Institute Ltd.	14,600
5,000	NSK Ltd.	16,424
3,000	NTN Corp.	8,151
9	NTT Data Corp.	29,232
223	NTT DocoMo, Inc.	393,310
14,000	Obayashi Corp.	67,030
6,000	Odakyu Electric Railway Co. Ltd.	48,436
20,000	Oji Paper Co. Ltd.	95,980
15,000	Oki Electric Industry Co. Ltd.	9,186
2,000	Olympus Corp.	33,003
2,700	OMRON Corp.	32,378
700	Ono Pharmaceutical Co. Ltd.	37,023
200	Oracle Corp. Japan	8,039
400	Oriental Land Co. Ltd.	30,553

1,010	ORIX Corp.	45,321
22,000	Osaka Gas Co. Ltd.	94,555
30,000	Panasonic Corp.	367,108
3,000	Panasonic Electric Works Co. Ltd.	24,051
5,300	Pioneer Corp.	9,914
1,850	Promise Co. Ltd.	34,421
2,000	Resona Holdings, Inc.	31,533
8,000	Ricoh Co. Ltd.	99,677
900	Ricoh Leasing Co. Ltd.	13,308
1,200	Rohm Co. Ltd.	60,261
700	Ryoshoku Ltd.	16,407
400	Sankyo Co. Ltd.	19,419
41,000	Sanyo Electric Co. Ltd.*	63,913
4,100	Sapporo Hokuyo Holdings, Inc.	14,837
1,300	Secom Co. Ltd.	55,295
3,200	Sega Sammy Holdings, Inc.	40,797
3,200	Seiko Epson Corp.	41,189
4,000	Seino Holdings Co. Ltd.	19,775
7,000	Sekisui Chemical Co. Ltd.	39,517
8,000	Sekisui House Ltd.	68,500
9,500	Seven & I Holdings Co. Ltd.	257,573
10,000	Sharp Corp.	75,381
2,300	Shikoku Electric Power Co., Inc.	76,573
14,000	Shimizu Corp.	64,224
2,300	Shin-Etsu Chemical Co. Ltd.	109,097
8,000	Shinsei Bank Ltd.	10,511
2,000	Shionogi & Co. Ltd.	43,202
2,000	Shiseido Co. Ltd.	33,983
5,000	Shizuoka Bank (The) Ltd.	53,056
11,000	Showa Denko K.K.	14,943
3,300	Showa Shell Sekiyu K.K.	31,380
400	SMC Corp.	36,343
1,900	Softbank Corp.	29,914
52,000	Sojitz Corp.	81,639
13,000	Sompo Japan Insurance, Inc.	83,087
11,500	Sony Corp.	227,926
500	Sumco Corp.	6,636
6,000	Sumikin Bussan Corp.	16,101
15,000	Sumitomo Chemical Co. Ltd.	48,269
11,100	Sumitomo Corp.	102,707
7,400	Sumitomo Electric Industries Ltd.	56,936
3,800	Sumitomo Forestry Co. Ltd.	27,545
4,000	Sumitomo Heavy Industries Ltd.	13,005
29,000	Sumitomo Metal Industries Ltd.	59,414
3,000	Sumitomo Metal Mining Co. Ltd.	28,594
7,800	Sumitomo Mitsui Financial Group, Inc.	317,003
4,000	Sumitomo Realty & Development Co. Ltd.	47,077
3,000	Sumitomo Rubber Industries Ltd.	19,007
14,000	Sumitomo Trust & Banking (The) Co. Ltd.	70,304
800	Suzuken Co. Ltd.	20,799
4,600	Suzuki Motor Corp.	63,153
2,400	T&D Holdings, Inc.	79,100
21,000	Taiheiyo Cement Corp.	29,462
27,000	Taisei Corp.	60,728
2,000	Taisho Pharmaceutical Co. Ltd.	41,020
4,000	Takashimaya Co. Ltd.	27,347
500	Takata Corp.	3,802
4,400	Takeda Pharmaceutical Co. Ltd.	208,218
1,620	Takefuji Corp.	11,671
1,000	TDK Corp.	38,192
14,000	Teijin Ltd.	34,295
500	Terumo Corp.	17,203

9,000	Tobu Railway Co. Ltd.	49,705
6,000	Toho Gas Co. Ltd.	36,878
7,400	Tohoku Electric Power Co., Inc.	191,571
6,100	Tokio Marine Holdings, Inc.	165,388
300	Tokyo Broadcasting System, Inc.	4,105
20,800	Tokyo Electric Power (The) Co., Inc.	655,427
900	Tokyo Electron Ltd.	33,771
27,000	Tokyo Gas Co. Ltd.	128,371
1,500	Tokyo Leasing Co. Ltd.	11,675
13,000	Tokyu Corp.	57,032
4,000	Tokyu Land Corp.	12,872
7,000	TonenGeneral Sekiyu K.K.	68,200
9,000	Toppan Printing Co. Ltd.	61,630
14,000	Toray Industries, Inc.	61,574
36,000	Toshiba Corp.	127,469
9,000	Tosoh Corp.	19,241
4,000	Toto Ltd.	21,601
3,100	Toyo Seikan Kaisha Ltd.	46,702
300	Toyoda Gosei Co. Ltd.	3,434
500	Toyota Auto Body Co. Ltd.	6,753
300	Toyota Boshoku Corp.	2,442
1,800	Toyota Industries Corp.	36,497
27,400	Toyota Motor Corp.	892,385
2,700	Toyota Tsusho Corp.	24,712
10,000	Ube Industries Ltd.	22,047
6,000	UNY Co. Ltd.	50,707
22	West Japan Railway Co.	90,146
680	Yamada Denki Co. Ltd.	40,811
1,800	Yamaha Corp.	16,054
2,400	Yamaha Motor Co. Ltd.	22,875
4,000	Yamato Holdings Co. Ltd.	41,287
2,000	Yamazaki Baking Co. Ltd.	27,168
2,700	Yokogawa Electric Corp.	12,476
5,000	Yokohama Rubber (The) Co. Ltd.	17,871
		19,357,897
	Luxembourg—0.2%
4,596	ArcelorMittal	104,278
89	RTL Group S.A.	3,650
3,159	SES S.A.	58,173
		166,101
	Netherlands—3.1%
35,572	Aegon N.V.	188,724
2,525	Akzo Nobel N.V.	90,732
2,226	ASML Holding N.V.	37,113
755	Corio N.V. REIT	32,432
1,316	CSM	16,831
5,578	European Aeronautic Defence and Space Co. N.V.	97,966
1,351	Heineken Holding N.V.	36,254
1,598	Heineken N.V.	47,203
496	Hunter Douglas N.V.	14,524
60,898	ING Groep N.V. CVA GDR	498,056
23,402	Koninklijke Ahold N.V.	282,233
1,924	Koninklijke BAM Groep N.V.	16,497
3,107	Koninklijke DSM N.V.	74,854
16,326	Koninklijke KPN N.V.	218,632
10,436	Koninklijke Philips Electronics N.V.	189,907
609	Nutreco Holding NV	20,221
1,908	Randstad Holding N.V.	38,034

1,410	SNS Reaal	6,212
3,518	TNT N.V.	61,561
14,415	Unilever N.V. CVA GDR	319,024
316	Wereldhave N.V. REIT	22,748
2,750	Wolters Kluwer N.V.	49,690
		2,359,448
	New Zealand—0.1%
3,178	Contact Energy Ltd.	11,069
6,310	Fletcher Building Ltd.	18,075
41,747	Telecom Corp. of New Zealand Ltd.	56,301
		85,445
	Norway—0.6%
460	Aker ASA, Class A	8,919
1,485	Aker Solutions ASA	7,026
10,430	DnB NOR ASA	35,615
450	Hafslund ASA, Class B	4,200
23,459	Norsk Hydro ASA	84,178
12,203	Norske Skogindustrier ASA	24,013
9,043	Orkla ASA	60,515
10,696	StatoilHydro ASA	185,247
5,770	Storebrand ASA	14,777
5,504	Telenor ASA	36,115
750	Yara International ASA	17,010
		477,615
	Portugal—0.4%
4,412	Banco BPI S.A.	8,424
39,776	Banco Comercial Portugues S.A., Class R	40,779
1,235	Banco Espirito Santo S.A.	8,230
2,991	Brisa	19,816
1,995	CIMPOR Cimentos de Portugal, SGPS S.A.	9,306
21,373	Energias de Portugal S.A.	76,088
1,662	Galp Energia SGPS S.A, Class B	17,763
1,925	Jeronimo Martins, SGPS S.A.	9,831
11,797	Portugal Telecom, SGPS S.A.	95,242
14,852	Sonae SGPS S.A.	9,193
		294,672
	Singapore—0.7%
10,000	Capitaland Ltd.	15,886
4,000	City Developments Ltd.	15,012
16,000	DBS Group Holdings Ltd.	93,407
14,000	Fraser and Neave Ltd.	26,688
121,000	Hi-P International Ltd.	26,029
1,000	Jardine Cycle & Carriage Ltd.	7,149
4,000	Keppel Corp. Ltd.	10,723
13,000	Neptune Orient Lines Ltd.	9,723
18,000	Oversea-Chinese Banking Corp. Ltd.	61,358
5,000	SembCorp Industries Ltd.	7,579
7,000	Singapore Airlines Ltd.	51,616
17,000	Singapore Press Holdings Ltd.	31,619
11,000	Singapore Technologies Engineering Ltd.	16,600
59,000	Singapore Telecommunications Ltd.	103,879
11,000	United Overseas Bank Ltd.	86,497
		563,765

	Spain—3.4%
2,082	Abertis Infraestructuras S.A.	33,885
132	Acciona S.A.	14,970
2,382	Acerinox S.A.	31,258
1,574	ACS Actividades de Construccion y Servicios S.A.	63,538
35,549	Banco Bilbao Vizcaya Argentaria S.A.	333,926
8,875	Banco de Sabadell S.A.	44,583
639	Banco Espanol de Credito S.A.	5,847
11,256	Banco Popular Espanol S.A.	77,604
82,742	Banco Santander S.A.	670,134
2,070	Bankinter S.A.	17,985
151	Compania Espanola de Petroleos S.A.	13,158
865	Enagas	15,076
704	Fomento de Construcciones y Contratas S.A.	18,449
1,341	Gas Natural SDG S.A.	32,394
847	Gestevision Telecinco S.A.	7,316
918	Grupo Ferrovial S.A.	24,493
23,655	Iberdrola S.A.	184,308
12,240	Iberia Lineas Aereas de Espana S.A.	28,391
1,167	Industria de Diseno Textil S.A.	44,686
5,867	Mapfre S.A.	16,616
277	Red Electrica Corporacion S.A.	11,430
16,614	Repsol YPF S.A.	298,924
949	Sacyr Vallehermoso S.A.	8,148
33,263	Telefonica S.A.	593,787
2,633	Union Fenosa S.A.	59,453
		2,650,359
	Sweden—2.0%
3,058	Assa Abloy AB, Class B	31,059
3,600	Atlas Copco AB, Class A	24,520
2,975	Atlas Copco AB, Class B	17,932
3,518	Boliden AB	7,210
8,335	Electrolux AB, Series B	60,791
1,641	Hennes & Mauritz AB, Class B	64,095
1,713	Holmen AB, Class B	35,416
3,140	Husqvarna AB, Class B	13,249
4,303	Industrivarden AB, Class A	24,121
2,321	Industrivarden AB, Class C	11,416
11,297	Investor AB, Class B	132,443
2,151	Kinnevik Investment AB, Class B	15,623
1,251	Loomis AB, Class B*	9,350
363	Lundbergforetagen AB, Class B	12,472
2,104	NCC AB, Class B	12,936
24,951	Nordea Bank AB	133,550
8,358	Sandvik AB	43,326
3,718	SAS AB*	19,856
3,625	Scania AB, Class B	29,498
6,217	Securitas AB, Class B	50,590
6,596	Skandinaviska Enskilda Banken AB, Class A	28,467
6,915	Skanska AB, Class B	59,812
4,731	SKF AB, Class B	40,066
1,461	SSAB Svenskt Stal AB, Series A	10,391
327	SSAB Svenskt Stal AB, Series B	2,178
11,938	Svenska Cellulosa AB, Class B	94,265
6,276	Svenska Handelsbanken AB, Class A	69,228
3,866	Swedbank AB, Class A	13,749
3,898	Tele2 AB, Class B	31,837
30,191	Telefonaktiebolaget LM Ericsson, Class B	243,125

23,917	TeliaSonera AB	106,103
2,300	Trelleborg AB, Class B	12,228
7,313	Volvo AB, Class A	30,239
16,620	Volvo AB, Class B	67,319
		1,558,460
	Switzerland—5.5%
7,255	ABB Ltd.	94,633
1,842	Adecco S.A.	61,987
783	Baloise Holding AG	48,739
100	BKW FMB Energie AG	8,572
7,920	Clariant AG	39,440
1,778	Compagnie Financiere Richemont S.A.	26,041
14,528	Credit Suisse Group AG	373,495
43	Givaudan S.A.	29,174
87	Helvetia Holding AG	18,401
1,704	Holcim Ltd.	68,911
755	Julius Baer Holding AG	22,493
307	Kuehne & Nagel International AG	16,928
24,042	Nestle S.A.	832,263
16,823	Novartis AG	696,864
553	Pargesa Holding S.A.	35,614
632	Petroplus Holdings AG*	12,469
3,649	Roche Holding AG	513,696
207	Schindler Holding AG	9,042
132	Schindler Holding AG Participant Certificates	5,953
24	SGS S.A.	25,433
132	Swatch Group AG-Bearer	14,773
330	Swatch Group AG-Registered	7,364
830	Swiss Life Holding AG*	45,193
4,719	Swiss Reinsurance	125,791
243	Swisscom AG	76,572
328	Syngenta AG	63,724
150	Synthes, Inc.	18,131
50,811	UBS AG*	640,884
1,686	Zurich Financial Services AG	305,040
		4,237,620
	United Kingdom—21.1%
6,275	3i Group PLC	20,491
28,190	Aegis Group PLC	31,091
2,938	AMEC PLC	23,953
4,648	Anglo American PLC	84,836
2,286	Antofagasta PLC	13,842
2,753	Arriva PLC	18,178
4,826	Associated British Foods PLC	46,129
15,848	AstraZeneca PLC	610,271
56,571	Aviva PLC	254,462
25,780	BAE Systems PLC	149,504
5,272	Balfour Beatty PLC	28,236
144,280	Barclays PLC	220,697
10,862	Barratt Developments PLC	10,884
2,597	Bellway PLC	21,566
10,014	BG Group PLC	137,225
6,947	BHP Billiton PLC	118,284
281,547	BP PLC	2,007,207
26,744	Bradford & Bingley PLC	—
17,509	British Airways PLC	30,317
13,603	British American Tobacco PLC	372,617
7,611	British Land Co. PLC REIT	49,652

7,345	British Sky Broadcasting Group PLC	52,629
138,820	BT Group PLC	209,943
3,614	Bunzl PLC	29,542
25,117	Cable & Wireless PLC	56,815
11,738	Cadbury PLC	94,513
7,642	Carnival PLC	139,812
2,549	Carphone Warehouse Group (The) PLC	3,730
57,609	Centrica PLC	214,282
2,703	Close Brothers Group PLC	19,338
28,720	Compass Group PLC	142,125
3,784	Daily Mail & General Trust PLC	14,375
20,407	Diageo PLC	277,732
98,440	DSG International PLC	31,223
3,619	easyJet PLC*	15,600
10,546	Electrocomponents PLC	20,031
7,440	Enterprise Inns PLC	5,175
5,848	Experian Group PLC	36,443
5,436	Firstgroup PLC	21,376
52,749	Friends Provident PLC	62,740
13,808	G4S PLC	38,182
14,115	GKN PLC	17,145
53,867	GlaxoSmithKline PLC	947,064
3,307	Hammerson PLC REIT	19,345
18,733	Hays PLC	20,323
19,434	Home Retail Group PLC	57,647
172,411	HSBC Holdings PLC	1,350,328
2,363	ICAP PLC	8,040
5,108	IMI PLC	19,791
6,894	Imperial Tobacco Group PLC	188,147
7,001	Inchcape PLC	3,785
8,062	InterContinental Hotels Group PLC	61,021
8,898	International Power PLC	34,861
5,323	Investec PLC	19,147
66,638	ITV PLC	26,420
34,196	J Sainsbury PLC	164,170
1,879	Johnson Matthey PLC	26,385
1,127	Kazakhmys PLC	3,635
13,562	Kesa Electricals PLC	19,748
112,016	Kingfisher PLC	224,636
56,212	Ladbrokes PLC	146,481
6,787	Land Securities Group PLC REIT	67,466
123,256	Legal & General Group PLC	109,462
2,513	Liberty International PLC REIT	13,505
193,093	Lloyds Banking Group PLC	252,492
28,239	Logica PLC	26,768
793	Lonmin PLC	9,906
8,497	Man Group PLC	25,266
21,744	Marks & Spencer Group PLC	72,415
17,876	Mitchells & Butlers PLC	47,742
9,271	Mondi PLC	24,493
1,834	National Express Group PLC	8,626
28,290	National Grid PLC	264,290
2,750	Next PLC	46,664
1,346	Northern Rock PLC*	—
53,025	Old Mutual PLC	40,058
11,094	Pearson PLC	106,441
3,425	Pennon Group PLC	22,270
5,656	Persimmon PLC	23,545
2,911	Provident Financial PLC	32,609
35,834	Prudential PLC	172,292
4,397	Punch Taverns PLC	2,789
30,328	Rank Group PLC	25,906

2,782	Reckitt Benckiser Group PLC	107,289
38,916	Rentokil Initial PLC	23,845
9,707	Rexam PLC	43,663
2,680	Rio Tinto PLC	58,188
14,880	Rolls-Royce Group PLC	71,222
508,336	Rolls-Royce Group PLC, Class C*	733
420,239	Royal Bank of Scotland Group PLC	133,289
45,086	Royal Dutch Shell PLC, Class A	1,124,508
34,530	Royal Dutch Shell PLC, Class B	825,383
52,527	RSA Insurance Group PLC	99,734
4,831	SABMiller PLC	78,842
10,922	Sage Group (The) PLC	28,517
1,285	Schroders PLC	14,098
609	Schroders PLC Ntvg	5,619
7,945	Scottish & Southern Energy PLC	136,879
6,977	Segro PLC REIT	16,069
3,359	Severn Trent PLC	52,834
2,672	Shire PLC	38,946
3,771	Smith & Nephew PLC	27,102
4,830	Smiths Group PLC	59,642
13,091	Standard Chartered PLC	165,330
40,363	Standard Life PLC	127,875
7,028	Tate & Lyle PLC	33,690
23,247	Taylor Wimpey PLC	5,279
80,169	Tesco PLC	414,005
954	Thomson Reuters PLC	19,214
22,576	Tomkins PLC	38,325
2,150	Travis Perkins PLC	9,919
6,823	Trinity Mirror PLC	4,672
12,630	Tui Travel PLC	40,787
11,943	Unilever PLC	263,439
7,124	United Business Media Ltd.	49,684
10,123	United Utilities Group PLC	78,955
640	Vedanta Resources PLC	5,102
674,887	Vodafone Group PLC	1,261,961
3,144	Whitbread PLC	37,191
11,600	William Hill PLC	39,468
24,746	William Morrison Supermarkets PLC	96,594
16,514	Wolseley PLC	41,117
20,907	WPP PLC	117,703
2,232	Xstrata PLC	18,326
16,148	Yell Group PLC	10,302
16,313,512
Total Common Stocks and Other Equity Interests (Cost $119,580,702)	76,820,976

Principal	Interest	Maturity
Amount	Rate	Date

Loan Note—0.0%
Netherlands—0.0%
$10,807	Akzo Nobel Loan Note* (Cost $21,247)	—%	06/30/13	15,580

Number
of Shares		Value

	Preferred Stocks—0.5%
	Germany—0.4%
927	Fresenius SE	51,545
2,170	Henkel AG & Co. KGaA	56,145
1,174	Porsche Automobil Holding SE	69,206
1,348	ProSieben SAT.1 Media AG	2,954
1,632	Volkswagen AG	81,043
		260,893
	Italy—0.1%
7,352	Istituto Finanziario Industriale SpA*	42,444
30,941	Unipol Gruppo Finanziario SpA	32,514
		74,958
	Total Preferred Stocks (Cost $634,642)	335,851

	Rights—0.2%
	Belgium—0.0%
9,214	Fortis Rights SA, expiring 12/31/49*	—
1,470	Fortis Strip VVPR*	2
		2
	Italy—0.2%
608	Fondiaria - Sai SpA*	5,466
2,896	Italcementi SpA*	17,016
458	Italmobiliare SpA*	11,445
139,363	Telecom Italia SpA*	135,374
		169,301
	Total Rights (Cost $262,417)	169,303

	Total Investments (Cost $120,499,008)(a)—100.0%	77,341,710
	Other assets less liabilities—0.0%	5,130

	Net Assets—100.00%	$77,346,840

GDR Global Depositary Receipt
NVTG Non Voting
REIT Real Estate Investment Trust
VVPR Voter Verified Paper Record

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $121,223,392. The net unrealized depreciation was $43,881,682 which consisted of aggregate gross unrealized appreciation of $580,015 and aggregate gross unrealized depreciation of $44,461,697.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.8%
	Australia—4.6%
9,702	Abacus Property Group REIT	$1,481
2,247	ABB Grain Ltd.	9,502
10,842	ABC Learning Centres Ltd.	1,862
2,161	Adelaide Brighton Ltd.	2,336
1,126	Alesco Corp. Ltd.	1,525
29,862	Allco Finance Group Ltd.	2,658
1,334	Ansell Ltd.	8,661
7,662	APA Group	14,714
1,965	APN News & Media Ltd.	2,512
2,669	Aristocrat Leisure Ltd.	6,365
1,188	ASX Ltd.	20,510
2,887	Austereo Group Ltd.	2,166
17,591	Australand Property Group REIT	2,852
6,374	Australian Infrastructure Fund	7,093
7,649	Australian Pharmaceutical Industries Ltd.	2,554
17,506	AWB Ltd.	24,713
37,788	Babcock & Brown Infrastructure Group	2,018
1,120	Babcock & Brown Ltd.	—
7,851	Babcock & Brown Wind Partners	4,294
1,568	Bank of Queensland Ltd.	7,378
2,326	Bendigo and Adelaide Bank Ltd.	14,791
1,604	Billabong International Ltd.	7,548
5,892	Bunnings Warehouse Property Trust REIT	6,482
3,789	Centennial Coal Co. Ltd.	6,819
55,255	Centro Properties Group REIT	2,951
10,142	Challenger Financial Services Group Ltd.	7,804
276	Cochlear Ltd.	10,351
35,749	Commonwealth Property Office Fund REIT	19,550
3,012	Computershare Ltd.	13,886
1,147	Corporate Express Australia Ltd.	2,772
1,350	Crane Group Ltd.	6,971
9,252	CSR Ltd.	8,384
6,015	David Jones Ltd.	8,874
4,755	Downer EDI Ltd.	10,764
17,703	Envestra Ltd.	3,377
4,097	FKP Property Group	1,172
590	Flight Centre Ltd.	2,367
15,238	Futuris Corp. Ltd.	5,523
21,527	Goodman Fielder Ltd.	21,013
9,656	Great Southern Ltd.	921
9,342	Gunns Ltd.	5,614
5,690	GWA International Ltd.	8,648
6,237	Harvey Norman Holdings Ltd.	8,448
2,933	Healthscope Ltd.	8,057
3,017	Hills Industries Ltd.	4,489
7,347	Iluka Resources Ltd.	19,856
11,256	Incitec Pivot Ltd.	19,111
20,132	ING Industrial Fund REIT	1,920
27,451	ING Office Fund REIT	8,641
5,745	Macquarie Communications Infrastructure Group	3,434
35,054	Macquarie CountryWide Trust REIT	5,461
32,702	Macquarie DDR Trust REIT	1,144

3,507	Macquarie Media Group Ltd.	1,907
2,322	Minara Resources Ltd.	546
589	Newcrest Mining Ltd.	11,611
1,672	Nufarm Ltd.	12,014
7,994	Oil Search Ltd.	22,062
7,101	OneSteel Ltd.	10,973
9,096	OZ Minerals Ltd.	3,181
12,251	Pacific Brands Ltd.	3,311
2,003	Paladin Energy Ltd. *	3,948
535	Perpetual Ltd.	10,451
1,877	Primary Health Care Ltd.	5,729
1,322	Ramsay Health Care Ltd.	8,491
1,578	Seven Network Ltd.	6,011
18,196	Sigma Pharmaceuticals Ltd.	13,885
2,119	Sims Metal Management Ltd.	22,907
3,336	Sonic Healthcare Ltd.	29,487
13,250	SP AusNet	8,721
6,017	Spotless Group Ltd.	9,757
4,184	Ten Network Holdings Ltd.	2,740
3,511	Transfield Services Ltd.	4,354
1,169	Transpacific Industries Group Ltd.	2,007
1,718	United Group Ltd.	8,762
18,511	Valad Property Group REIT	494
592	West Australian Newspapers Holdings Ltd.	1,543
814	WorleyParsons Ltd.	7,811
		595,040
	Austria—0.6%
82	Agrana Beteiligungs AG	4,750
343	Andritz AG	10,242
208	A-TEC Industries AG *	1,639
3,101	Atrium European Real Estate Ltd. *	8,663
2,202	Austrian Airlines AG *	11,852
648	CA Immobilien Anlagen AG *	3,280
124	Flughafen Wien AG	4,982
141	Mayr-Melnhof Karton AG	9,416
387	Oesterreichische Post AG	12,121
93	Palfinger AG	1,067
341	RHI AG *	5,462
213	Semperit AG Holding	4,367
123	Zumtobel AG	1,031
		78,872
	Belgium—1.2%
214	Ackermans & van Haaren N.V.	9,393
194	Barco N.V.	3,771
240	Befimmo S.C.A. Sicafi REIT	23,064
267	Bekaert S.A.	15,575
269	Brederode S.A.	4,481
145	Cofinimmo REIT	17,617
104	Compagnie d’Entreprises CFE	3,244
214	Compagnie Maritime Belge S.A.	4,360
348	Euronav N.V.	5,320
233	Exmar N.V.	2,687
144	GIMV N.V.	5,652
255	Omega Pharma S.A.	7,957
395	Recticel S.A.	2,075
2,062	RHJ International *	9,777
1,060	Telenet Group Holding N.V. *	16,817
640	Tessenderlo Chemie N.V.	19,438
		151,228

	Bermuda—0.3%
927	Aquarius Platinum Ltd.	2,108
4,127	Catlin Group Ltd.	20,646
23,000	Macquarie International Infrastructure Fund Ltd.	4,110
850	Seadrill Ltd.	7,109
		33,973
	Canada—5.8%
1,063	AGF Management Ltd., Class B	6,893
263	Agnico-Eagle Mines Ltd.	13,894
584	Agrium, Inc.	19,350
483	Astral Media, Inc.	10,160
2,588	Biovail Corp.	28,033
341	Boardwalk REIT	7,352
1,595	CAE, Inc.	9,237
1,060	Calloway REIT	10,080
975	Cameco Corp.	15,995
882	Canadian Apartment Properties REIT	9,753
692	Canadian REIT	11,258
3,254	Canfor Corp. *	19,028
2,611	Cascades, Inc.	6,781
20,367	Catalyst Paper Corp. *	5,585
498	CCL Industries, Inc., Class B	8,804
509	Centerra Gold, Inc. *	2,143
1,359	Chartwell Seniors Housing REIT	6,083
1,107	CML Healthcare Income Fund	11,250
532	Cominar REIT	6,874
1,350	Compton Petroleum Corp. *	1,132
330	Corus Entertainment, Inc., Class B	3,481
920	Dorel Industries, Inc., Class B	16,384
1,259	Dundee Corp., Class A *	5,626
505	Dundee REIT	4,843
449	DundeeWealth, Inc.	1,930
2,094	Emera, Inc.	36,733
1,476	Ensign Energy Services, Inc.	12,357
1,238	Extendicare REIT	5,542
387	First Capital Realty, Inc.	5,153
196	First Quantum Minerals Ltd.	3,448
294	FirstService Corp. *	3,256
752	Flint Energy Services Ltd. *	2,881
1,130	Fortis, Inc.	22,202
820	Forzani Group (The) Ltd., Class A	6,290
502	Gildan Activewear, Inc. *	5,320
2,055	H&R REIT	13,492
662	Harry Winston Diamond Corp.	2,606
1,154	Highpine Oil & Gas Ltd. *	4,244
1,543	HudBay Minerals, Inc. *	6,098
2,514	IAMGOLD Corp.	17,032
1,137	Industrial Alliance Insurance and Financial Services, Inc.	18,093
210	Inmet Mining Corp.	3,516
1,382	InnVest REIT	3,533
1,712	Kingsway Financial Services, Inc.	8,285
1,228	Kinross Gold Corp.	21,522
500	Laurentian Bank of Canada	11,723
1,713	Linamar Corp.	5,734
3,673	Lundin Mining Corp. *	2,666
274	MacDonald Dettwiler & Associates Ltd. *	4,550

3,070	Maple Leaf Foods, Inc.	26,990
1,081	Martinrea International, Inc. *	2,398
1,507	MDS, Inc. *	11,669
1,353	Methanex Corp.	10,345
752	Morguard REIT	5,428
407	Open Text Corp. *	14,224
749	OPTI Canada, Inc. *	967
347	Paramount Resources Ltd., Class A *	1,982
833	Primaris Retail REIT	6,658
818	Reitmans Canada Ltd., Class A	7,046
2,607	RONA, Inc. *	25,442
1,030	Russel Metals, Inc.	15,460
920	Saputo, Inc.	14,707
815	Savanna Energy Services Corp.	4,759
403	ShawCor Ltd., Class A	4,746
2,505	Sherritt International Corp.	5,394
855	Sino-Forest Corp. *	6,344
749	SNC-Lavalin Group, Inc.	20,902
582	TMX Group, Inc.	15,054
615	Toromont Industries Ltd.	10,506
1,689	Torstar Corp., Class B	11,239
517	Transat AT, Inc., Class B	3,886
1,578	Transcontinental, Inc., Class A	11,556
2,574	Viterra, Inc. *	19,204
889	West Fraser Timber Co. Ltd.	21,511
960	Yamana Gold, Inc.	7,696
		754,338
	Cayman Island—0.1%
35,111	TCL Communication Technology Holdings Ltd. *	2,943
36,372	TCL Multimedia Technology Holdings Ltd. *	5,206
		8,149
	China—0.2%
5,405	Agile Property Holdings Ltd.	2,126
55,965	Brilliance China Automotive Holdings Ltd. *	3,356
20,566	China Oriental Group Co. Ltd.	3,633
6,000	Country Garden Holdings Co.	1,261
3,500	Greentown China Holdings Ltd.	1,268
18,000	Kingboard Laminates Holdings Ltd.	4,573
5,000	New World Department Store China Ltd.	1,967
4,000	Nine Dragons Paper Holdings Ltd.	1,135
21,173	Samson Holding Ltd.	1,911
5,000	Shimao Property Holdings Ltd.	3,288
5,500	Shui On Land Ltd.	1,426
2,000	Yanlord Land Group Ltd.	1,258
		27,202
	Cyprus—0.0%
2,207	Prosafe Production Public Ltd. *	3,497

	Denmark—1.6%
278	ALK-Abello A/S	24,612
134	Alm. Brand A/S *	1,854
291	Auriga Industries, Class B	5,103
151	Bang & Olufsen A/S, Class B	2,077
224	Coloplast A/S, Class B	13,786
25	D/S Norden A/S	797
897	Dampskibsselskabet Torm A/S	9,715

1,808	DSV A/S	17,949
296	FLSmidth & Co. A/S	8,180
3,342	GN Store Nord	7,181
564	H. Lundbeck A/S	11,829
650	Jyske Bank A/S *	14,861
194	NKT Holding A/S	4,069
292	Novozymes A/S, Class B	23,417
83	Rockwool International A/S, Class B	5,707
150	Schouw & Co.	2,179
650	Sydbank A/S	8,716
201	Topdanmark A/S *	24,015
371	Vestas Wind Systems A/S *	18,145
78	William Demant Holding *	2,595
		206,787
	Finland—1.4%
1,342	Amer Sports Oyj, Class A	9,665
627	Cargotec Corp., Class B	6,099
1,070	Finnair Oyj	7,130
685	HKScan Oyj	4,240
4,210	Huhtamaki Oyj	31,130
394	Konecranes Oyj	6,074
155	Lemminkainen Oyj	2,979
786	Nokian Renkaat Oyj	7,716
2,810	Oriola-KD Oyj, Class B	5,330
1,510	Orion Oyj, Class B	26,085
347	Poyry Oyj	3,580
492	Ramirent Oyj	1,948
1,048	Sponda Oyj	4,432
634	Stockmann Oyj Abp, Class B	8,937
2,283	TietoEnator Oyj	25,951
1,336	Uponor Oyj	13,697
1,853	YIT Oyj	11,612
		176,605
	France—2.6%
2,624	Altran Technologies S.A. *	8,541
69	April Group	2,231
288	Beneteau S.A.	2,082
105	BioMerieux	8,203
66	Bonduelle S.C.A.	4,483
134	Bongrain S.A.	7,441
479	Bourbon S.A.	12,430
2,794	Bull S.A. *	4,690
1,618	Canal Plus	9,540
296	Carbone Lorraine	7,416
685	Cie Generale de Geophysique-Veritas *	8,365
262	Club Mediterranee *	3,744
291	Compagnie Plastic-Omnium S.A.	2,476
352	Dassault Systemes S.A.	13,357
1,894	Derichebourg *	4,197
86	EDF Energies Nouvelles S.A.	3,359
1,077	Etablissements Maurel et Prom	10,172
301	Etam Developpement S.A.	2,681
762	Euro Disney S.C.A. *	3,086
184	Fimalac	6,838
209	Groupe Partouche *	696
317	Groupe Steria S.C.A.	3,339
81	Guyenne et Gascogne S.A.	6,747
7,224	Havas S.A.	14,627

33	Iliad S.A.	2,753
313	IMS-Intl Metal Service	4,689
99	Ipsen SA	3,889
362	IPSOS	7,726
180	Kaufman & Broad S.A.	1,384
262	Manitou BF S.A.	2,115
261	Mercialys S.A. REIT	7,726
357	Neopost S.A.	28,852
367	Nexity	5,761
102	Norbert Dentressangle	3,383
545	NRJ Group	4,176
93	Pierre & Vacances	5,166
216	Remy Cointreau S.A.	5,770
1,903	Rhodia S.A.	8,538
145	Rubis	8,128
394	SEB S.A.	9,353
552	Societe BIC S.A.	29,710
119	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	10,431
1,916	SOITEC *	6,413
82	Sopra Group S.A.	3,247
49	Sperian Protection	2,229
73	Spir Communication	1,934
715	Teleperformance	19,672
180	Trigano S.A.	1,114
447	UBISOFT Entertainment *	6,341
73	Union Financiere de France BQE S.A.	2,030
		343,271
	Germany—2.5%
909	Aareal Bank AG	4,578
969	Air Berlin PLC *	4,644
345	Bechtle AG	5,571
179	Carl Zeiss Meditec AG	2,133
249	Comdirect Bank AG	1,959
237	Demag Cranes AG	5,391
510	Deutsche Euroshop AG	14,052
530	Deutsche Wohen AG	7,750
2,082	Deutz AG	4,509
711	Douglas Holding AG	27,316
166	Duerr AG	2,125
395	ElringKlinger AG	3,523
122	Fielmann AG	7,817
1,072	Freenet AG *	5,001
117	Fuchs Petrolub AG	4,690
123	GFK AG	2,522
582	Gildemeister AG	4,393
216	Indus Holding AG	2,956
69	Interseroh SE	3,182
727	IVG Immobilien AG	4,416
1,220	Jenoptik AG *	7,817
387	Kloeckner & Co. SE	5,604
136	Kloeckner-Werke AG	3,024
529	Koenig & Bauer AG	5,884
174	Krones AG	6,083
611	KUKA AG	7,634
573	Leoni AG	6,844
567	Medion AG	4,280
745	MLP AG	8,125
97	MPC Muenchmeyer Petersen Capital AG	771
502	MTU Aero Engines Holding AG	14,089
192	MVV Energie AG	8,033

972	Norddeutsche Affinerie AG	29,372
274	Pfleiderer AG	1,699
1,397	Praktiker Bau- und Heimwerkermaerkte AG	10,473
516	Premiere AG *	1,944
46	Puma AG Rudolf Dassler Sport	8,329
29	Rational AG	2,471
515	Rhoen Klinikum AG	10,560
414	SGL Carbon AG *	8,966
213	Sixt AG	2,623
154	Software AG	9,422
196	Solarworld AG	4,167
395	Stada Arzneimittel AG	9,689
699	Symrise AG	6,539
240	Takkt AG	2,337
415	United Internet AG	3,026
98	Vossloh AG	9,900
245	Wincor Nixdorf AG	11,689
		329,922
	Gibraltar—0.0%
951	PartyGaming PLC *	2,293

	Greece—0.6%
1,425	Agricultural Bank of Greece	2,228
351	Athens Water Supply & Sewage (The) Co. S.A.	2,600
358	Babis Vovos International Construction S.A. *	2,432
1,377	Ellaktor SA	6,953
1,370	Elval Aluminium Process Co.	1,563
411	Emporiki Bank of Greece S.A. *	2,844
244	Hellenic Duty Free Shops S.A.	1,438
3,403	Intracom Holdings S.A. *	2,922
826	Intralot SA-Integrated Lottery Systems & Services	3,197
1,025	Motor Oil (Hellas) Corinth Refineries S.A.	10,062
747	Mytilineos Holdings S.A.	3,772
552	Sidenor Steel Products Manufacturing Co. S.A.	1,868
850	Titan Cement Co. S.A.	15,577
886	TT Hellenic Postbank S.A.	5,291
1,985	Viohalco	9,819
		72,566
	Guernsey—0.1%
7,540	HSBC Infrastructure Co. Ltd.	12,664

	Hong Kong—3.7%
20,000	Allied Properties HK Ltd.	1,780
2,312	ASM Pacific Technology Ltd.	7,155
2,355	Beijing Enterprises Holdings Ltd.	9,354
4,935	Cafe de Coral Holdings Ltd.	9,546
30,213	Champion REIT	7,520
4,587	Chaoda Modern Agriculture Holdings Ltd.	2,934
6,000	Chevalier International Holdings Ltd.	2,801
12,000	China Agri-Industries Holdings Ltd. *	5,416
20,532	China Foods Ltd.	6,963
2,000	China Insurance International Holdings Co. Ltd.	2,579
4,134	China Mengniu Dairy Co. Ltd.	5,544
11,099	China Overseas Land & Investment Ltd.	14,857
23,715	China Power International Development Ltd.	4,496
5,168	China Resources Land Ltd.	6,098
4,207	China Resources Power Holdings Co.	7,866
23,799	China Travel International Investment Hong Kong Ltd.	3,683

2,392	Chong Hing Bank Ltd.	2,795
6,000	Chow Sang Sang Holdings	3,172
27,231	CNPC Hong Kong Ltd.	7,796
3,698	Dah Sing Banking Group Ltd.	2,637
2,527	Dah Sing Financial Group	6,276
45,641	Denway Motors Ltd.	13,831
15,710	Digital China Holdings Ltd.	4,457
540,006	Enerchina Holdings Ltd. *	6,964
27,328	First Pacific Co. Ltd.	9,903
41,196	Fountain Set Holdings Ltd.	1,700
5,495	Fubon Bank Hong Kong Ltd.	1,516
7,972	Galaxy Entertainment Group Ltd. *	1,316
41,315	Giordano International Ltd.	9,910
24,490	Global Bio-Chem Technology Group Co. Ltd.	3,569
30,000	GOME Electrical Appliances Holdings Ltd.	4,333
22,508	Guangdong Investment Ltd.	8,679
73,848	Guangzhou Investment Co. Ltd.	7,333
2,388	Hengan International Group Co. Ltd.	8,007
10,178	HKR International Ltd.	2,258
529	Hong Kong Aircraft Engineering Co. Ltd.	4,683
9,361	Hongkong and Shanghai Hotels (The) Ltd.	6,929
12,083	Hopewell Highway Infrastructure Ltd.	7,277
10,215	Hopewell Holdings Ltd.	33,920
4,206	Hopson Development Holdings Ltd.	2,473
50,000	Hutchison Harbour Ring Ltd.	3,740
18,575	I-CABLE Communications Ltd.	1,389
256,000	IDT International Ltd. *	5,414
6,124	Industrial and Commercial Bank of China (Asia) Ltd.	5,773
40,083	Johnson Electric Holdings Ltd.	8,529
10,000	K Wah International Holdings Ltd.	1,341
7,000	Kingboard Chemical Holdings Ltd.	11,482
4,313	Kowloon Development Co. Ltd.	1,858
2,000	Lee & Man Paper Manufacturing Ltd.	936
1,500	Lifestyle International Holdings Ltd.	1,230
2,000	Mandarin Oriental International Ltd.	1,600
8,000	Minmetals Resources Ltd.	1,124
14,000	Next Media Ltd.	1,589
5,000	NWS Holdings Ltd.	6,177
32,129	Oriental Press Group	2,817
13,560	Pacific Basin Shipping Ltd.	7,134
17,155	Pacific Century Premium Developments Ltd.	3,429
12,082	Public Financial Holdings Ltd.	4,362
22,000	PYI Corp. Ltd.	979
10,400	Regal Hotels International Holdings Ltd.	2,468
3,943	Road King Infrastructure Ltd.	1,403
4,136	Shanghai Industrial Holdings Ltd.	10,667
6,509	Shangri-La Asia Ltd.	7,680
14,902	Shenzhen Investment Ltd.	2,594
6,174	Shun Tak Holdings Ltd.	2,277
6,379	Sinofert Holdings Ltd.	3,669
1,140,000	Sino-I Technology Ltd. *	5,733
75,347	Sinolink Worldwide Holdings	5,053
16,708	Sinopec Kantons Holdings Ltd.	2,047
16,766	SmarTone Telecommunications Holdings Ltd.	12,907
175,719	Solomon Systech International Ltd.	4,056
2,000	Sun Hung Kai & Co. Ltd.	1,212
31,318	Techtronic Industries Co.	10,420
3,025	Television Broadcasts Ltd.	10,844
12,857	Texwinca Holdings Ltd.	5,571
5,982	Tianjin Development Holdings Ltd.	1,975
13,386	Tingyi Cayman Islands Holding Corp.	15,553
51,357	TPV Technology Ltd.	11,656

3,870	VTech Holdings Ltd.	14,897
1,925	Wing Hang Bank Ltd.	9,408
2,760	Wing On Co. International Ltd.	2,812
		476,131
	Ireland—0.7%
1,966	AER Lingus *	2,545
3,411	C&C Group PLC	3,418
903	DCC PLC	13,423
347	FBD Holdings PLC	3,557
20,192	Fyffes PLC	6,340
1,751	Glanbia PLC	5,969
2,952	Grafton Group PLC	5,977
2,366	Greencore Group PLC	2,514
8,614	Independent News & Media PLC	2,980
1,013	Kerry Group PLC, Class A	19,018
1,343	Kingspan Group PLC	4,619
6,250	United Drug PLC	18,582
		88,942
	Italy—2.0%
991	ACEA SpA	11,938
517	AcegasAps SpA	3,028
732	Ansaldo STS SpA *	8,897
2,667	Arnoldo Mondadori Editore SpA	11,595
936	Astaldi SpA	4,267
1,337	Autostrada Torino-Milano SpA	8,738
2,272	Banca Italease SpA *	5,581
1,261	Banca Popolare dell’Etruria e del Lazio	6,488
735	Banco di Desio e della Brianza SpA	4,304
13,941	Beni Stabili SpA	11,050
419	Brembo SpA	1,826
1,527	Bulgari SpA	6,355
1,216	Cementir Holding SpA	3,413
23,523	Cofide SpA	11,817
1,189	Credito Artigiano SpA	3,047
1,062	Credito Emiliano SpA	4,736
908	Danieli & Co. Rnc SpA	5,702
147	Danieli & Co. SpA	1,353
1,564	Davide Campari-Milano SpA	8,899
498	Esprinet SpA	2,447
172	Fastweb *	4,287
6,253	Gemina SpA *	3,073
267	Geox SpA	1,488
2,000	Gruppo Coin SpA *	4,780
4,287	Gruppo Editoriale L’Espresso SpA	5,271
4,794	IMMSI SpA	4,239
5,017	Impregilo SpA *	12,820
1,452	Indesit Co. SpA	5,522
1,375	Interpump Group SpA	5,639
4,822	Iride SpA	5,188
6,575	KME Group SpA	4,803
545	MARR SpA	3,702
607	Permasteelisa SpA	7,219
3,230	Piaggio & C. SpA	4,458
2,221	Piccolo Credito Valtellinese Scarl	20,493
419	Pirelli & C. Real Estate SpA	2,243
2,124	RCS MediaGroup SpA	2,077
1,169	Recordati SpA	5,917
1,174	Risanamento SpA *	575

6,556	Safilo Group SpA	5,902
77,488	Seat Pagine Gialle SpA	4,995
687	Societa Iniziative Autostradali e Servizi SpA	3,830
842	Sogefi SpA	1,354
4,692	Sorin SpA *	2,835
77,070	Telecom Italia Media SpA *	7,921
3,454	Tiscali SpA *	1,720
87	Tod’s SpA	2,979
		260,811
	Japan—48.4%
200	ABC-Mart, Inc.	6,614
10	Accordia Golf Co. Ltd.	6,202
1,800	ADEKA Corp.	12,086
900	Aderans Holdings Co. Ltd.	7,185
1,400	Aeon Credit Service Co. Ltd.	12,798
300	Aeon Mall Co. Ltd.	4,192
700	Ahresty Corp.	2,408
1,300	Aica Kogyo Co. Ltd.	12,868
2,000	Aichi Machine Industry Co. Ltd.	3,652
2,000	Aichi Steel Corp.	5,768
3,000	Air Water, Inc.	24,552
400	Aisan Industry Co. Ltd.	1,804
1,800	Akebono Brake Industry Co. Ltd.	7,396
3,000	Akita Bank (The) Ltd.	12,760
400	Alpen Co. Ltd.	8,035
1,200	Alpine Electronics, Inc.	8,591
1,100	Amano Corp.	8,231
9,000	Ando Corp.	16,134
2,000	Anritsu Corp.	4,432
1,900	AOC Holdings, Inc.	10,303
400	AOKI Holdings, Inc.	4,503
3,000	Aomori Bank (The) Ltd.	12,927
1,300	Aoyama Trading Co. Ltd.	19,237
600	Arcs Co. Ltd.	9,854
600	Arnest One Corp.	782
3,800	Arrk Corp.	4,273
700	Asatsu-DK, Inc.	14,030
200	ASKUL Corp.	4,238
1,100	Autobacs Seven Co. Ltd.	29,579
500	Avex Group Holdings, Inc.	5,178
4,000	Awa Bank (The) Ltd.	26,278
2,000	Bando Chemical Industries Ltd.	4,743
700	Bank of Ikeda (The) Ltd.	32,112
200	Bank of Iwate (The) Ltd.	12,693
4,000	Bank of Nagoya (The) Ltd.	23,917
300	Bank of Okinawa (The) Ltd.	11,057
3,000	Bank of Saga (The) Ltd.	10,723
1,400	Bank of the Ryukyus Ltd.	13,157
1,100	Belluna Co. Ltd.	3,148
3,000	Best Denki Co. Ltd.	9,721
2,000	Bunka Shutter Co. Ltd.	8,351
200	Canon Electronics, Inc.	2,376
400	Canon Finetech, Inc.	4,360
300	Capcom Co. Ltd.	5,462
3,000	Central Finance Co. Ltd.	4,810
5,000	Central Glass Co. Ltd.	18,483
600	Chiba Kogyo Bank (The) Ltd. *	7,696
600	Chiyoda Co. Ltd.	10,355
3,000	Chiyoda Corp.	15,266
11,000	Chori Co. Ltd.	13,473

600	Chudenko Corp.	10,536
3,000	Chuetsu Pulp & Paper Co. Ltd.	7,182
1,000	Chukyo Bank (The) Ltd.	3,641
1,000	Circle K Sunkus Co. Ltd.	17,537
1,300	CKD Corp.	4,864
2,000	Clarion Co. Ltd.	1,269
700	Cleanup Corp.	3,157
1,100	CMK Corp.	3,576
500	Coca-Cola Central Japan Co. Ltd.	7,566
1,100	Coca-Cola West Co. Ltd.	22,769
3,000	COMSYS Holdings Corp.	25,754
200	Corona Corp.	2,053
1,300	CSK Holdings Corp.	5,486
1,700	Culture Convenience Club Co. Ltd.	16,052
700	Daibiru Corp.	6,282
2,000	Dai-Dan Co. Ltd.	9,130
1,000	Daifuku Co. Ltd.	5,144
2,000	Daiken Corp.	4,120
3,000	Daikyo, Inc.	1,971
1,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,706
5,000	Dainippon Screen Manufacturing Co. Ltd.	8,963
2,000	Dainippon Sumitomo Pharma Co. Ltd.	18,038
5,000	Daio Paper Corp.	52,443
2,000	Daisan Bank (The) Ltd.	6,814
7,000	Daishi Bank (The) Ltd.	30,164
1,600	DCM Japan Holdings Co. Ltd.	9,496
13,000	Denki Kagaku Kogyo Kabushiki Kaisha	27,647
200	Disco Corp.	4,955
1,100	Don Quijote Co. Ltd.	17,588
6,000	DOWA Holdings Co. Ltd.	19,508
1,600	Duskin Co. Ltd.	26,848
100	Dydo Drinco, Inc.	2,901
17	eAccess Ltd.	11,679
300	Earth Chemical Co. Ltd.	8,802
13,000	Ebara Corp.	24,173
3,100	EDION Corp.	14,635
2,000	Ehime Bank (The) Ltd.	6,569
4,000	Eighteenth Bank (The) Ltd.	14,074
200	Eizo Nanao Corp.	3,666
300	Exedy Corp.	3,474
2,000	Ezaki Glico Co. Ltd.	18,684
1,200	FamilyMart Co. Ltd.	44,092
900	Fancl Corp.	11,765
500	FCC Co. Ltd.	4,960
400	FP Corp.	19,062
500	Fuji Co. Ltd.	9,648
4,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	4,587
1,900	Fuji Oil Co. Ltd.	23,652
300	Fuji Seal International, Inc.	4,312
1,300	FUJI SOFT, INC.	23,551
2,000	Fujitec Co. Ltd.	6,903
500	Fujitsu Business Systems Ltd.	7,460
2,000	Fujitsu General Ltd.	3,764
2,000	Fukuda Corp.	3,474
4,000	Fukui Bank (The) Ltd.	14,475
3,000	Fukuyama Transporting Co. Ltd.	13,829
400	Funai Electric Co. Ltd.	9,665
6,000	Furukawa Co. Ltd.	5,411
4,000	Furukawa-Sky Aluminum Corp.	7,482
1,100	Futaba Corp.	15,188
1,200	Futaba Industrial Co. Ltd.	3,127
12	Geo Corp.	8,404

1,000	Glory Ltd.	17,292
3,000	Godo Steel Ltd.	8,785
240	Goldcrest Co. Ltd.	5,826
6,000	GS Yuasa Corp.	32,803
170	Gulliver International Co. Ltd.	2,817
4,000	Gunze Ltd.	14,163
3,000	H2O Retailing Corp.	21,913
500	Hamamatsu Photonics KK	8,529
1,200	Heiwa Corp.	11,291
2,000	Heiwa Real Estate Co. Ltd.	4,654
700	Heiwado Co. Ltd.	11,076
2,000	Higashi-Nippon Bank (The) Ltd.	5,857
4,000	Higo Bank (The) Ltd.	23,739
200	Hikari Tsushin, Inc.	3,594
300	Hirose Electric Co. Ltd.	28,627
500	HIS Co. Ltd.	9,765
300	Hisamitsu Pharmaceutical Co., Inc.	11,157
4,000	Hitachi Cable Ltd.	7,349
400	Hitachi Information Systems Ltd.	7,808
1,300	Hitachi Koki Co. Ltd.	12,449
800	Hitachi Maxell Ltd.	6,645
2,000	Hitachi Plant Technologies Ltd.	7,393
200	Hitachi Software Engineering Co. Ltd.	2,871
700	Hitachi Transport System Ltd.	8,784
31,000	Hitachi Zosen Corp. *	29,685
2,000	Hokkan Holdings Ltd.	5,166
5,000	Hokkoku Bank (The) Ltd.	18,149
3,000	Hokuetsu Bank (The) Ltd.	6,013
3,000	Hokuetsu Paper Mills Ltd.	15,032
200	Horiba Ltd.	3,202
1,300	Hosiden Corp.	15,387
1,100	House Foods Corp.	18,421
4,000	Hyakugo Bank (The) Ltd.	21,779
5,000	Hyakujushi Bank (The) Ltd.	26,389
400	Iida Home Max	1,893
700	Iino Kaiun Kaisha Ltd.	4,458
400	Inaba Denki Sangyo Co. Ltd.	9,620
3,900	Inabata & Co. Ltd.	13,201
7,000	Iseki & Co. Ltd.	21,356
4,000	Ishihara Sangyo Kaisha Ltd. *	3,207
1,416	IT Holdings Corp.	21,458
1,200	Ito En Ltd.	16,782
3,800	Itochu Enex Co. Ltd.	27,291
400	Itochu Techno-Solutions Corp.	9,019
300	Itochu-Shokuhin Co. Ltd.	11,524
3,000	Itoham Foods, Inc.	10,188
12,000	Iwatani International Corp.	29,395
1,300	Izumi Co. Ltd.	19,064
5,000	Izumiya Co. Ltd.	31,567
4,000	J Front Retailing Co. Ltd.	14,653
7,000	Jaccs Co. Ltd.	13,406
300	Jafco Co. Ltd.	6,019
700	Japan Airport Terminal Co. Ltd.	7,966
900	Japan General Estate (The) Co. Ltd.	1,253
3,000	Japan Pulp & Paper Co. Ltd.	9,587
4,000	Japan Radio Co. Ltd.	5,656
1,600	Japan Securities Finance Co. Ltd.	7,233
1,000	Japan Steel Works (The) Ltd.	11,034
2,000	JGC Corp.	29,061
3,000	J-Oil Mills, Inc.	10,522
900	Joint Corp.	1,243
1,000	Joshin Denki Co. Ltd.	7,995

2,000	Juki Corp.	1,893
6,000	Juroku Bank (The) Ltd.	27,792
500	Kadokawa Group Holdings, Inc.	8,997
1,200	Kaga Electronics Co. Ltd.	12,934
2,000	Kagawa Bank (The) Ltd.	11,491
1,200	Kagome Co. Ltd.	18,800
3,000	Kagoshima Bank (The) Ltd.	23,282
1,000	Kaken Pharmaceutical Co. Ltd.	11,023
3,000	Kamei Corp.	14,731
4,000	Kamigumi Co. Ltd.	32,023
3,000	Kandenko Co. Ltd.	22,381
3,000	Kansai Paint Co. Ltd.	15,366
2,000	Kansai Urban Banking Corp.	3,051
2,000	Kasumi Co. Ltd.	9,598
1,500	Kato Sangyo Co. Ltd.	23,049
5,000	Kayaba Industry Co. Ltd.	7,460
9,000	Keihan Electric Railway Co. Ltd.	40,484
1,100	Keihin Corp.	9,370
5,000	Keisei Electric Railway Co. Ltd.	27,335
2,000	Keiyo Bank (The) Ltd.	9,977
1,100	Keiyo Co. Ltd.	7,177
3,000	Kikkoman Corp.	29,262
200	Kintetsu World Express, Inc.	3,743
1,000	Kissei Pharmaceutical Co. Ltd.	25,944
2,000	Kitz Corp.	6,235
11,000	Kiyo Holdings, Inc.	15,065
300	Kobayashi Pharmaceutical Co. Ltd.	11,391
200	Koei Co. Ltd.	1,937
700	Kohnan Shoji Co. Ltd.	7,864
2,000	Koito Manufacturing Co. Ltd.	10,467
2,500	Kojima Co. Ltd.	6,987
3,300	Kokuyo Co. Ltd.	23,112
1,000	Komeri Co. Ltd.	18,528
700	Komori Corp.	6,664
400	Kose Corp.	8,836
1,000	K’s Holdings Corp.	15,577
11,000	Kumagai Gumi Co. Ltd.	5,267
7,000	Kurabo Industries Ltd.	11,224
3,000	KUREHA Corp.	14,631
5,000	Kurimoto Ltd.	3,229
700	Kurita Water Industries Ltd.	16,095
500	Kuroda Electric Co. Ltd.	3,869
3,000	Kyodo Printing Co. Ltd.	6,981
500	Kyoei Steel Ltd.	8,568
4,000	Kyokuyo Co. Ltd.	8,863
3,000	Kyowa Exeo Corp.	29,028
3,000	Kyudenko Corp.	23,683
500	Life Corp.	9,142
700	Lintec Corp.	8,909
5,000	Lion Corp.	28,505
500	Mabuchi Motor Co. Ltd.	19,096
400	Macnica, Inc.	5,398
10,000	Maeda Corp.	34,850
2,000	Maeda Road Construction Co. Ltd.	18,929
2,000	Makino Milling Machine Co. Ltd.	4,632
1,600	Marubun Corp.	5,131
5,000	Marudai Food Co. Ltd.	13,863
23,000	Maruha Nichiro Holdings, Inc.	37,133
700	Maruichi Steel Tube Ltd.	16,758
1,100	Marusan Securities Co. Ltd.	5,842
1,000	Maruzen Showa Unyu Co. Ltd.	3,162
1,300	Matsui Securities Co. Ltd.	9,915

5,000	Meidensha Corp.	13,807
7,000	Meiji Seika Kaisha Ltd.	28,995
500	Meitec Corp.	7,889
2,000	Mercian Corp.	3,719
2,000	Michinoku Bank (The) Ltd.	4,209
1,000	Mie Bank (The) Ltd.	3,674
1,100	Mikuni Coca-Cola Bottling Co. Ltd.	9,725
4,000	Minato Bank (The) Ltd.	6,324
7,000	Minebea Co. Ltd.	21,746
300	Ministop Co. Ltd.	5,475
500	Miraca Holdings, Inc.	10,778
4,100	Misawa Homes Co. Ltd. *	9,085
400	MISUMI Group, Inc.	4,601
3,000	Mitsuba Corp.	8,551
2,000	Mitsubishi Logistics Corp.	20,621
10,000	Mitsubishi Paper Mills Ltd.	17,147
2,000	Mitsubishi Steel Manufacturing Co. Ltd.	4,654
1,000	Mitsubishi Tanabe Pharma Corp.	14,854
2,000	Mitsuboshi Belting Co. Ltd.	9,932
12,000	Mitsui Engineering & Shipbuilding Co. Ltd.	18,706
2,000	Mitsui Home Co. Ltd.	11,357
2,000	Mitsui Mining Co. Ltd.	2,561
2,000	Mitsui-Soko Co. Ltd.	8,240
1,000	Mitsumi Electric Co. Ltd.	13,328
600	Mitsuuroko Co. Ltd.	3,895
400	Miura Co. Ltd.	9,331
2,000	Miyazaki Bank (The) Ltd.	7,349
4,000	Mizuho Investors Securities Co. Ltd.	3,296
2,000	Mizuno Corp.	9,442
1,000	Mochida Pharmaceutical Co. Ltd.	12,014
13	Monex Group, Inc.	4,050
1,000	Mori Seiki Co. Ltd.	7,995
6,000	Morinaga & Co. Ltd.	13,228
13,000	Morinaga Milk Industry Co. Ltd.	45,161
600	Musashi Seimitsu Industry Co. Ltd.	5,886
400	Musashino Bank (The) Ltd.	13,941
4,000	Nachi-Fujikoshi Corp.	6,725
7,000	Nakayama Steel Works Ltd.	16,524
7,000	Nanto Bank (The) Ltd.	38,191
600	NEC Fielding Ltd.	7,182
300	NEC Mobiling Ltd.	4,844
500	NEC Networks & System Integration Corp.	5,428
10	NET One Systems Co. Ltd.	17,693
4,000	NHK Spring Co. Ltd.	14,653
5,000	Nice Holdings, Inc.	8,963
2,000	Nichias Corp.	5,389
2,000	Nichicon Corp.	13,250
600	Nichiha Corp.	3,902
500	Nichii Gakkan Co.	7,894
6,000	Nichirei Corp.	23,516
200	Nidec Copal Corp.	1,220
700	NIFCO, Inc.	6,329
400	Nihon Kohden Corp.	7,563
1,300	Nihon Unisys Ltd.	10,625
3,000	Nihon Yamamura Glass Co. Ltd.	7,015
3,000	Nippo Corp.	23,516
2,000	Nippon Chemi-Con Corp.	4,387
1,000	Nippon Densetsu Kogyo Co. Ltd.	12,103
4,000	Nippon Flour Mills Co. Ltd.	19,998
3,000	Nippon Kayaku Co. Ltd.	13,796
2,000	Nippon Metal Industry Co. Ltd.	2,494
5,000	Nippon Paint Co. Ltd.	20,933

4,000	Nippon Road (The) Co. Ltd.	9,086
3,000	Nippon Shokubai Co. Ltd.	20,243
3,000	Nippon Soda Co. Ltd.	11,458
8,400	Nippon Suisan Kaisha Ltd.	21,138
1,000	Nippon Yakin Kogyo Co. Ltd.	2,606
1,000	Nipro Corp.	15,065
6,700	NIS Group Co. Ltd.	2,313
13,000	Nishimatsu Construction Co. Ltd.	13,317
13,000	Nishi-Nippon City Bank (The) Ltd.	32,424
7,000	Nishi-Nippon Railroad Co. Ltd.	28,683
500	Nishio Rent All Co. Ltd.	3,346
2,000	Nissan Chemical Industries Ltd.	15,366
2,000	Nissan Shatai Co. Ltd.	12,872
1,600	Nissen Holdings Co. Ltd.	9,656
300	Nissha Printing Co. Ltd.	7,716
5,000	Nisshin Oillio Group (The) Ltd.	24,329
3,000	Nisshinbo Holdings, Inc.	22,381
2,000	Nissin Corp.	4,721
800	Nissin Kogyo Co. Ltd.	6,512
150	Nitori Co. Ltd.	10,622
6,000	Nitto Boseki Co. Ltd.	10,222
400	Nitto Kogyo Corp.	3,216
4,000	NOF Corp.	17,949
1,100	Nomura Real Estate Holdings, Inc.	20,038
2,000	Noritake Co. Ltd.	6,414
300	Noritsu Koki Co. Ltd.	2,104
1,400	Noritz Corp.	19,626
200	NS Solutions Corp.	2,421
11	NTT Urban Development Corp.	9,713
40	Obic Co. Ltd.	6,324
4,000	Ogaki Kyoritsu Bank (The) Ltd.	19,731
2,000	Oita Bank (The) Ltd.	12,693
2,000	Okasan Securities Group, Inc.	8,195
500	Okinawa Electric Power (The) Co., Inc.	34,906
1,000	OKUMA Corp.	3,318
6,000	Okumura Corp.	25,988
1,900	OMC Card, Inc.	3,491
3,000	Onward Holdings Co. Ltd.	20,510
300	Osaka Steel Co. Ltd.	4,346
1,200	OSG Corp.	7,402
200	Otsuka Corp.	8,975
4	Pacific Golf Group International Holdings KK	1,866
2,000	PanaHome Corp.	11,936
300	Paramount Bed Co. Ltd.	3,815
1,000	Parco Co. Ltd.	9,197
600	Paris Miki, Inc.	5,178
19,500	Penta-Ocean Construction Co. Ltd.	25,187
400	Plenus Co. Ltd.	6,320
500	Pocket Card Co. Ltd.	1,280
2,000	Press Kogyo Co. Ltd.	2,628
18,000	Prima Meat Packers Ltd.	30,264
3,300	Q.P. Corp.	42,916
59	Radia Holdings, Inc.	316
6,000	Rengo Co. Ltd.	41,153
2,800	Renown, Inc. *	4,053
700	Resorttrust, Inc.	7,217
500	Right On Co. Ltd.	6,041
2,000	Riken Corp.	4,164
700	Rinnai Corp.	27,670
400	Roland Corp.	4,360
500	Royal Holdings Co. Ltd.	5,200
3,000	Ryobi Ltd.	5,478

2,000	Ryoden Trading Co. Ltd.	11,090
300	Ryohin Keikaku Co. Ltd.	12,526
1,300	Ryosan Co. Ltd.	29,022
1,300	Ryoyo Electro Corp.	10,639
6,000	Sagami Railway Co. Ltd.	26,389
5,000	Saibu Gas Co. Ltd.	13,417
900	Saizeriya Co. Ltd.	11,655
2,000	Sakai Chemical Industry Co. Ltd.	5,501
700	Sakata Seed Corp.	10,210
1,000	Sala Corp.	6,380
200	San-A Co. Ltd.	7,460
3,000	San-Ai Oil Co. Ltd.	13,362
3,000	Sanden Corp.	5,846
200	Sanei-International Co. Ltd.	1,557
600	Sangetsu Co. Ltd.	12,827
3,000	San-in Godo Bank (The) Ltd.	23,282
4,000	Sanken Electric Co. Ltd.	14,920
2,000	Sanki Engineering Co. Ltd.	13,250
16,000	Sankyo-Tateyama Holdings, Inc.	12,114
4,000	Sankyu, Inc.	12,738
1,100	Sanshin Electronics Co. Ltd.	8,414
900	Santen Pharmaceutical Co. Ltd.	29,011
5,000	Sanwa Holdings Corp.	17,314
2,000	Sanyo Chemical Industries Ltd.	11,313
2,000	Sanyo Shokai Ltd.	7,794
2,000	Sanyo Special Steel Co. Ltd.	5,367
4,000	Sapporo Holdings Ltd.	18,840
700	Satori Electric Co. Ltd.	2,564
215	SBI Holdings, Inc.	26,525
2,000	Seiko Holdings Corp.	4,343
2,000	Senko Co. Ltd.	7,416
1,500	Senshukai Co. Ltd.	10,322
150	SFCG Co. Ltd.	4,276
4,000	Shiga Bank (The) Ltd.	24,095
3,000	Shikoku Bank (The) Ltd.	15,833
200	Shima Seiki Manufacturing Ltd.	4,069
800	Shimachu Co. Ltd.	17,263
2,000	Shimadzu Corp.	12,315
300	Shimamura Co. Ltd.	21,211
600	Shimano, Inc.	20,710
200	Shimizu Bank (The) Ltd.	9,242
4,000	Shindengen Electric Manufacturing Co. Ltd.	7,705
1,100	Shin-Etsu Polymer Co. Ltd.	5,193
1,000	Shinki Co. Ltd.	701
1,100	Shinko Electric Industries	9,480
10,000	Shinko Securities Co. Ltd.	20,488
700	Shinko Shoji Co. Ltd.	5,674
3,000	Shinmaywa Industries Ltd.	7,482
1,000	Shizuoka Gas Co. Ltd.	6,002
2,300	Showa Corp.	9,194
3,000	Showa Sangyo Co. Ltd.	9,353
2,000	Sinanen Co. Ltd.	9,420
800	Sintokogio Ltd.	5,051
9,500	Snow Brand Milk Products Co. Ltd.	33,532
1,200	Sohgo Security Services Co. Ltd.	11,504
300	Square Enix Holdings Co. Ltd.	8,167
1,700	Stanley Electric Co. Ltd.	16,695
500	Star Micronics Co. Ltd.	4,710
2,000	Starzen Co. Ltd.	5,100
200	Sugi Holdings Co. Ltd.	4,788
400	Sumisho Computer Systems Corp.	5,852
5,000	Sumitomo Bakelite Co. Ltd.	20,042

14,000	Sumitomo Light Metal Industries Ltd.	13,250
15,000	Sumitomo Mitsui Construction Co. Ltd. *	10,689
15,000	Sumitomo Osaka Cement Co. Ltd.	30,565
100	Sumitomo Real Estate Sales Co. Ltd.	2,889
3,000	Sumitomo Warehouse (The) Co. Ltd.	13,362
200	Sundrug Co. Ltd.	4,621
2,000	Suruga Bank Ltd.	17,815
6,000	SWCC Showa Holdings Co. Ltd.	4,476
200	T Hasegawa Co. Ltd.	2,550
1,300	Tachi-S Co. Ltd.	6,847
1,200	Taikisha Ltd.	18,439
4,000	Taiyo Nippon Sanso Corp.	26,233
3,000	Taiyo Yuden Co. Ltd.	17,203
200	Takamatsu Construction Group Co. Ltd.	3,447
3,000	Takara Holdings, Inc.	14,564
3,000	Takara Standard Co. Ltd.	19,207
2,000	Takasago Thermal Engineering Co. Ltd.	15,366
3,000	Takuma Co. Ltd.	4,343
10,000	Tekken Corp.	9,910
600	Temp Holdings Co. Ltd.	4,082
11	T-GAIA Corp.	13,069
1,800	THK Co. Ltd.	23,229
15,000	Toa Corp.	21,211
5,000	Toagosei Co. Ltd.	13,139
54,000	Tobishima Corp. *	9,019
1,000	Tochigi Bank (The) Ltd.	5,979
8,000	Toda Corp.	27,703
2,000	Toei Co. Ltd.	8,774
4,000	Toho Bank (The) Ltd.	17,637
2,000	Toho Co. Ltd. (Hyogo)	6,792
1,300	Toho Co. Ltd. (Tokyo)	23,146
1,300	Toho Pharmaceutical Co. Ltd.	14,765
1,000	Tokai Carbon Co. Ltd.	3,686
1,000	Tokai Corp.	4,443
500	Tokai Rika Co. Ltd.	3,869
600	Tokai Rubber Industries Ltd.	4,523
3,000	Tokai Tokyo Securities Co. Ltd.	7,416
110	Token Corp.	2,486
2,000	Tokushima Bank (The) Ltd.	10,422
4,000	Tokuyama Corp.	24,273
2,000	Tokyo Dome Corp.	6,057
700	Tokyo Ohka Kogyo Co. Ltd.	11,294
500	Tokyo Seimitsu Co. Ltd.	4,120
2,600	Tokyo Steel Manufacturing Co. Ltd.	25,794
1,000	Tokyo Style Co. Ltd.	7,605
4,000	Tokyo Tatemono Co. Ltd.	13,718
600	Tokyo Tomin Bank (The) Ltd.	10,108
3,090	Tokyu Construction Co. Ltd.	8,533
500	Tomen Electronics Corp.	6,002
3,000	Tomoku Co. Ltd.	5,679
2,000	Tonami Holdings Co. Ltd.	5,100
500	Topcon Corp.	2,088
800	Toppan Forms Co. Ltd.	8,863
500	Topre Corp.	3,429
7,000	Topy Industries Ltd.	11,691
2,000	Toshiba TEC Corp.	6,035
600	Touei Housing Corp.	915
9,000	Towa Real Estate Development Co. Ltd.	5,311
16,000	Toyo Construction Co. Ltd. *	6,770
2,000	Toyo Engineering Corp.	6,636
4,000	Toyo Ink Manufacturing Co. Ltd.	10,600
2,000	Toyo Suisan Kaisha Ltd.	53,334

9,000	Toyo Tire & Rubber Co. Ltd.	13,328
18,000	Toyobo Co. Ltd.	26,255
700	Trans Cosmos, Inc.	4,061
500	Trend Micro, Inc.	13,946
400	Trusco Nakayama Corp.	4,628
700	TS Tech Co. Ltd.	3,593
2,000	Tsubakimoto Chain Co.	4,966
500	Tsumura & Co.	16,591
200	Tsuruha Holdings, Inc.	7,327
5	TV Asahi Corp.	6,341
2,000	Uchida Yoko Co. Ltd.	7,282
400	Ulvac, Inc.	6,739
300	Unicharm Corp.	20,811
2,000	Uniden Corp.	2,850
800	Unipres Corp.	5,318
15,000	Unitika Ltd.	10,522
2,000	Urban Corp.	—
500	USC Corp.	5,155
1,100	Ushio, Inc.	14,110
250	USS Co. Ltd.	10,801
1,300	Valor Co. Ltd.	11,204
1,300	Vital-net, Inc.	7,990
1,000	Wacoal Holdings Corp.	13,117
300	Xebio Co. Ltd.	5,528
31	Yahoo! Japan Corp.	10,007
1,500	Yakult Honsha Co. Ltd.	30,865
2,000	Yamagata Bank (The) Ltd.	12,159
3,000	Yamaguchi Financial Group, Inc.	33,738
3,000	Yamanashi Chuo Bank (The) Ltd.	17,704
700	Yamatake Corp.	12,923
300	Yamato Kogyo Co. Ltd.	7,432
2,600	Yamazen Corp.	9,177
100	Yaoko Co. Ltd.	3,324
2,000	Yaskawa Electric Corp.	7,416
4,000	Yodogawa Steel Works Ltd.	19,018
1,000	Yonekyu Corp.	11,068
5	Yoshinoya Holdings Co. Ltd.	6,235
16,000	Yuasa Trading Co. Ltd.	17,103
200	Yusen Air & Sea Service Co. Ltd.	2,234
1,000	Zensho Co. Ltd.	5,901
5,000	Zeon Corp.	16,257
		6,284,184
	Korea—0.0%
728	STX Pan Ocean Co. Ltd.	5,108

	Liechtenstein—0.1%
166	Liechtenstein Landesbank	6,865
74	Verwalt & Privat-Bank AG	7,447
		14,312
	Luxembourg—0.1%
5,185	COLT Telecom Group S.A. *	5,887
419	GAGFAH S.A.	1,632
3,719	Logwin AG *	5,910
		13,429

	Netherlands—2.4%
1,108	Aalberts Industries N.V.	6,333
583	Arcadis N.V.	6,395
764	ASM International N.V. *	5,581
709	Draka Holding	5,651
678	Eurocommercial Properties N.V. CVA REIT	19,680
418	Fugro N.V. CVA	11,372
1,166	Gemalto N.V. *	28,704
908	Heijmans N.V. CVA	6,795
1,240	Imtech N.V.	19,244
4,626	James Hardie Industries N.V.	11,531
201	KAS Bank N.V. CVA	2,383
384	Koninklijke Boskalis Westminster N.V.	7,797
241	Koninklijke Vopak N.V.	9,092
2,502	Koninklijke Wessanen N.V.	14,624
307	Macintosh Retail Group N.V.	3,108
673	Nieuwe Steen Investments Funds N.V. REIT	11,246
2,419	OCE N.V.	6,262
977	OPG Groep N.V. CVA	11,268
640	Qiagen NV *	11,007
2,142	Reed Elsevier N.V.	23,826
1,468	SBM Offshore N.V.	17,825
305	Sligro Food Group N.V.	6,551
124	Smit Internationale N.V.	5,792
4,142	Super De Boer *	13,482
362	Ten Cate N.V.	6,541
127	TomTom N.V. *	679
912	USG People N.V.	10,140
492	Vastned Offices/Industrial N.V. REIT	5,233
308	Vastned Retail N.V. REIT	13,187
2,137	Wavin N.V.	6,846
		308,175
	New Zealand—0.5%
6,262	Air New Zealand Ltd.	2,857
13,930	Auckland International Airport Ltd.	12,854
8,700	Fisher & Paykel Appliances Holdings Ltd.	5,514
5,876	Fisher & Paykel Healthcare Corp.	10,069
16,856	Kiwi Income Property Trust REIT	8,717
8,218	Sky City Entertainment Group Ltd.	12,916
2,072	Sky Network Television Ltd.	4,381
7,449	Vector Ltd.	8,346
1,611	Warehouse Group (The) Ltd.	2,998
		68,652
	Norway—0.8%
762	Acergy S.A.	4,223
2,500	Acta Holding ASA	687
851	BW GAS Ltd. *	2,770
1,154	Cermaq ASA	4,408
704	Ekornes ASA	6,494
143	Fred Olsen Energy ASA	3,714
245	Golar LNG Ltd.	1,503
40,000	Marine Harvest *	8,681
1,419	Petroleum Geo-Services ASA *	4,671
2,407	ProSafe SE *	9,229
250	Renewable Energy Corp A/S *	2,528
635	Schibsted ASA	6,064
1,653	Sparebank 1 SR Bank	6,697
1,643	Sparebanken 1 SMN	6,537

629	Stolt-Nielsen S.A.	6,644
500	Subsea 7, Inc. *	2,623
700	Tandberg ASA	8,700
740	TGS Nopec Geophysical Co. ASA *	4,256
1,467	Tomra Systems ASA	4,946
1,806	Veidekke ASA	7,264
200	Wilh Wilhelmsen ASA, Class A	2,301
		104,940
	Portugal—0.2%
2,052	Banif, SGPS S.A.	2,919
1,376	Mota Engil, SGPS S.A.	4,301
1,211	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	1,692
1,016	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	8,281
2,057	Sonae Industria-SGPS S.A. *	4,265
1,908	ZON Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS S.A. *	10,318
		31,776
	Singapore—2.2%
10,000	Allgreen Properties Ltd.	3,111
18,000	Ascendas REIT	17,395
11,000	CapitaCommercial Trust REIT	6,953
11,000	CapitaMall Trust REIT	11,649
27,000	Chartered Semiconductor Manufacturing Ltd. *	4,200
78,000	Chuan Hup Holdings Ltd.	9,293
37,000	ComfortDelgro Corp. Ltd.	35,755
2,000	Cosco Corp. Singapore Ltd.	1,046
1,750	Creative Technology Ltd. *	4,807
2,000	Elec & Eltek International Co. Ltd.	1,820
12,000	Fortune REIT	3,482
6,000	Gallant Venture Ltd. *	596
23,000	Golden Agri-Resources Ltd.	4,719
2,000	Haw Par Corp. Ltd.	5,044
2,000	Hong Leong Asia Ltd.	768
6,000	Hong Leong Finance Ltd.	8,539
6,000	Jaya Holdings Ltd.	1,072
2,000	Keppel Land Ltd.	1,853
3,000	Kim Eng Holdings Ltd.	1,986
8,000	MobileOne Ltd.	8,578
8,300	Olam International Ltd.	6,812
18,000	Pacific Century Regional Developments Ltd.	2,085
7,000	Parkway Holdings Ltd.	5,375
20,000	People’s Food Holdings Ltd.	8,936
4,000	SembCorp Marine Ltd.	4,210
2,000	SIA Engineering Co. Ltd.	2,714
4,000	Singapore Airport Terminal Services Ltd.	3,627
7,000	Singapore Exchange Ltd.	24,001
2,000	Singapore Land Ltd.	4,382
7,000	Singapore Petroleum Co. Ltd.	11,352
23,000	Singapore Post Ltd.	11,722
7,000	SMRT Corp. Ltd.	7,367
5,000	StarHub Ltd.	6,751
7,000	STATS ChipPAC Ltd. *	1,992
29,000	Suntec REIT	12,669
7,000	United Industrial Corp. Ltd.	5,699
4,000	UOB-Kay Hian Holdings Ltd.	2,462
11,000	UOL Group Ltd.	14,271
4,000	Venture Corp. Ltd.	10,829
3,000	Wheelock Properties Ltd.	1,976

2,000	Wilmar International Ltd.	3,839
7,000	Wing Tai Holdings Ltd.	3,220
		288,957
	Spain—1.7%
386	Abengoa S.A.	6,055
936	Antena 3 de Television S.A.	4,414
903	Banco de Valencia S.A.	9,026
1,806	Banco Pastor S.A.	10,762
344	Bolsas y Mercados Espanoles	7,499
566	Campofrio Food Group S.A.	6,223
128	Cementos Portland Valderrivas S.A.	3,740
354	Cie Automotive S.A.	1,497
955	Cintra Concesiones de Infraestructuras de Transporte S.A.	4,761
328	Corp Financiera Alba	11,551
1,912	Ebro Puleva S.A.	23,669
828	Gamesa Corporacion Tecnologica S.A.	13,985
544	Grifols S.A.	9,607
500	Grupo Catalana Occidente S.A.	7,657
1,721	Grupo Empresarial Ence S.A.	5,051
1,043	Iberdrola Renovables *	4,250
785	Indra Sistemas S.A.	15,844
5,013	Inmobiliaria Colonial S.A. *	1,028
7,625	La Seda de Barcelona S.A., Class B *	3,420
2,191	NH Hoteles S.A.	9,097
756	Obrascon Huarte Lain S.A.	8,845
117	Pescanova S.A.	4,341
1,104	Promotora de Informaciones S.A.	2,858
284	Prosegur Cia de Seguridad S.A.	8,738
787	Sol Melia S.A.	3,984
596	SOS Cuetara S.A.	7,256
777	Uralita S.A.	4,182
603	Vocento S.A.	2,689
701	Zardoya Otis S.A.	12,568
		214,597
	Sweden—1.7%
431	AarhusKarlshamn AB	6,209
2,390	Alfa Laval AB	16,927
566	Axfood AB	10,849
1,826	Billerud AB	3,720
476	Cardo AB	7,173
1,881	Castellum AB	12,132
1,302	D Carnegie AB	2,095
3,870	Eniro AB	5,039
3,137	Fabege AB	10,627
1,369	Getinge AB, Class B	18,443
798	Hakon Invest AB	8,321
614	Haldex AB	2,221
925	Hexagon AB, Class B	3,133
52	Hexpol AB *	100
721	Hoganas AB, Class B	6,280
1,156	Hufvudstaden AB, Class A	6,856
713	JM AB	3,687
2,653	Kungsleden AB	13,752
457	Lindab International AB	2,600
1,504	Lundin Petroleum AB *	7,506
314	Modern Times Group AB, Class B	5,413
4,000	Niscayah Group AB	2,990
1,377	Nobia AB	2,872

988	Oresund Investment AB	8,784
1,200	PA Resources AB *	2,231
1,485	Peab AB	4,690
1,167	Ratos AB, Class B	15,229
741	Saab AB, Class B	7,035
1,693	Swedish Match AB	23,114
502	Wallenstam Byggnads AB, Class B	3,873
		223,901
	Switzerland—3.3%
184	Actelion Ltd. *	10,019
32	AFG Arbonia-Forster Holding	3,267
54	Allreal Holding AG	5,271
616	Aryzta AG *	15,391
338	Bank Sarasin & Cie AG, Class B	8,139
32	Banque Cantonale Vaudoise	8,981
18	Barry Callebaut AG	8,064
274	Basler Kantonalbank	27,124
2	Bell Holding AG	2,498
73	Bucher Industries AG	7,233
152	Charles Voegele Holding AG	4,125
62	Daetwyler Holding AG	2,350
199	EFG International AG	2,417
44	Emmi AG	4,208
228	EMS-Chemie Holding AG	16,314
20	Financiere Tradition	1,291
22	Flughafen Zuerich AG	4,923
40	Forbo Holding AG	6,479
37	Galenica AG	11,595
279	Geberit AG	27,066
70	Georg Fischer AG *	11,561
437	Implenia AG *	10,467
6	Jelmoli Holding AG	11,683
37	Kaba Holding AG, Class B	7,651
39	Kuoni Reisen Holding AG, Class B	11,122
3	Lindt & Spruengli AG	4,898
1,161	Logitech International S.A. *	11,273
316	Lonza Group AG	28,886
2,214	Micronas Semiconductor Holding *	6,581
541	Nobel Biocare Holding AG	8,348
49	OC Oerlikon Corp. AG *	1,684
196	Panalpina Welttransport Holding AG	9,718
403	PSP Swiss Property AG	17,065
52	PubliGroupe AG	3,450
94	Rieter Holding AG	10,601
174	Schmolz + Bickenbach AG	2,893
23	Schweizerische National-Versicherungs-Gesellschaft	11,870
8	Sika AG	6,307
282	Sonova Holding AG	13,606
23	St. Galler Kantonalbank	7,550
24	Straumann Holding AG	3,683
307	Sulzer AG	15,341
197	Swiss Prime Site AG *	8,317
99	Valora Holding AG	14,312
452	Vontobel Holding AG	7,691
		423,313

	Thailand—0.0%
4,800	Total Access Communication Public Co. Ltd. PLC	3,840

	United Kingdom—10.4%
8,804	Aberdeen Asset Management PLC	16,342
951	Admiral Group PLC	12,326
1,577	Aga Rangemaster Group PLC	1,432
1,688	Aggreko PLC	9,515
7,825	Amlin PLC	43,319
9,850	ARM Holdings PLC	13,029
1,123	Ashmore Group PLC	2,060
14,799	Ashtead Group PLC	8,534
736	Atkins WS PLC	5,926
24,742	Avis Europe PLC *	1,131
1,448	Babcock International Group	10,563
12,076	BBA Aviation PLC	12,883
4,044	Beazley Group PLC	7,463
1,760	Berkeley Group Holdings PLC	20,083
927	Big Yellow Group PLC REIT	2,269
3,749	Bodycote PLC	6,594
2,787	Bovis Homes Group PLC	15,510
8,096	Brit Insurance Holdings PLC	23,665
3,839	Britvic PLC	12,730
6,074	Brixton PLC REIT	7,531
1,976	BSS Group PLC	7,499
4,145	Burberry Group PLC	15,119
273	Cairn Energy PLC *	7,163
3,277	Capita Group (The) PLC	32,977
2,102	Capital & Regional PLC	909
4,833	Carillion PLC	16,287
1,122	Carpetright PLC	6,301
13,270	Cattles PLC	2,152
1,450	Charter International PLC	8,033
6,457	Chaucer Holdings PLC	4,023
1,455	CLS Holdings PLC *	6,713
11,798	Cobham PLC	36,399
6,646	Computacenter PLC	11,019
2,654	Cookson Group PLC	3,587
1,226	Croda International PLC	8,855
2,562	CSR PLC *	6,759
92	Daejan Holdings PLC	2,880
3,226	Dairy Crest Group PLC	9,302
537	Dana Petroleum PLC *	6,995
3,698	Davis Service Group PLC	13,209
1,000	De La Rue PLC	13,509
23,952	Debenhams PLC	10,877
624	Derwent London PLC REIT	5,380
12,888	Dimension Data Holdings PLC	6,689
13,835	DS Smith PLC	16,156
1,042	Eurocastle Investment Ltd.	507
502	Euromoney Institutional Investor PLC	1,656
3,170	F&C Asset Management PLC	3,336
2,077	Fenner PLC	1,834
3,423	Filtrona PLC	6,218
1,512	Findel PLC	1,286
417	Forth Ports PLC	4,419
13,633	Galiform PLC	2,506
12,498	Galliford Try PLC	6,306
3,450	Game Group PLC	7,137

853	Go-Ahead Group PLC	12,095
1,297	Grainger PLC	1,926
2,787	Great Portland Estates PLC REIT	9,231
3,098	Greene King PLC	18,926
162	Greggs PLC	8,315
3,839	Halfords Group PLC	13,837
4,533	Halma PLC	11,959
1,799	Headlam Group PLC	5,725
8,817	Henderson Group PLC	9,534
5,513	Hiscox Ltd.	25,036
5,719	HMV Group PLC	11,378
1,033	Holidaybreak PLC	2,815
430	Homeserve PLC	6,069
1,393	Hunting PLC	7,893
5,502	Informa PLC	19,018
2,539	Inmarsat PLC	15,035
1,007	Intermediate Capital Group PLC	5,579
2,595	Interserve PLC	7,454
1,025	Intertek Group PLC	12,613
8,530	Invensys PLC *	19,061
7,469	Invista Foundation Property Trust Ltd. REIT	1,427
2,960	Jardine Lloyd Thompson Group PLC	19,267
8,187	JJB Sports PLC	944
2,532	John Wood Group PLC	7,091
18,594	Johnston Press PLC	2,327
15,730	Kcom Group PLC	3,515
1,233	Keller Group PLC	10,941
872	Kier Group PLC	12,546
1,977	Laird Group PLC	2,508
720	London Stock Exchange Group PLC	4,995
6,053	Lookers PLC	2,378
2,649	Luminar Group Holdings PLC	3,972
269	Mapeley Ltd.	271
3,142	Marshalls PLC	3,171
7,779	Marston’s PLC	11,692
6,864	Mcbride PLC	12,419
5,537	Meggitt PLC	11,036
36,176	Melrose PLC	34,552
2,607	Michael Page International PLC	8,212
2,810	Millennium & Copthorne Hotels PLC	9,500
4,277	Minerva PLC *	1,141
9,251	Misys PLC	15,538
3,506	Mitie Group	10,261
3,585	Morgan Crucible Co.	4,962
657	Morgan Sindall PLC	5,205
2,743	N Brown Group PLC	7,702
18,012	Northern Foods PLC	13,893
2,024	Northgate PLC	2,283
4,750	Northumbrian Water Group PLC	16,093
9,149	Paragon Group of Cos. PLC	6,133
68,439	Pendragon PLC	2,338
1,003	Petrofac Ltd.	6,008
6,549	Premier Farnell PLC	12,793
16,307	Premier Foods PLC	7,406
563	Premier Oil PLC *	5,739
2,726	PZ Cussons PLC	7,251
6,864	QinetiQ PLC	14,868
2,072	Quintain Estates & Development PLC	739
5,040	Redrow PLC	11,335
3,346	Reed Elsevier PLC	25,036
5,087	Regus PLC	3,484
428	Renishaw PLC	2,035

4,200	Restaurant Group PLC	6,570
657	Robert Wiseman Dairies PLC	3,107
580	Rotork PLC	5,786
2,132	Savills PLC	7,500
3,647	Serco Group PLC	23,095
1,717	Shaftesbury PLC REIT	6,696
3,871	Shanks Group PLC	5,455
1,872	SIG PLC	3,232
7,539	Smiths News PLC	6,087
1,686	Southern Cross Healthcare Ltd.	1,920
1,336	Spectris PLC	9,279
860	Spirax-Sarco Engineering PLC	10,347
6,432	Sports Direct International PLC *	4,521
1,561	SSL International PLC	11,342
3,464	St. Ives Group PLC	3,421
1,867	St. James’s Place PLC	5,114
1,067	St. Modwen Properties PLC	1,750
9,143	Stagecoach Group PLC	16,048
9,033	TT electronics PLC	3,907
2,345	Tullett Prebon PLC	5,181
2,497	Tullow Oil PLC	24,911
1,434	UK Coal PLC *	2,600
467	Ultra Electronics Holdings	7,823
5,642	Uniq PLC	915
1,683	Unite Group PLC	1,553
1,113	Venture Production PLC *	9,395
1,487	VT Group PLC	12,756
1,322	Warner Estate Holdings PLC REIT	424
1,789	Weir Group (The) PLC	8,615
3,380	Wetherspoon (J.D.) PLC	16,665
3,273	WH Smith PLC	15,914
3,311	Wincanton PLC	7,339
206,912	Woolworths Group PLC	3,639
2,671	Workspace Group PLC REIT	818
3,508	Yule Catto & Co. PLC	2,693
		1,351,826
	Total Common Stocks and Other Equity Interests (Cost $22,604,233)	12,959,301

	Preferred Stocks—0.2%
	Germany—0.2%
300	Draegerwerk AG & Co. KGaA	7,654
67	Fuchs Petrolub AG	2,533
307	Hugo Boss AG	4,713
804	Jungheinrich AG	9,016
480	Sixt AG	4,792
		28,708
	Hong Kong—0.0%
5,495	Fubon Bank Hong Kong Ltd.	—

	Total Preferred Stocks (Cost $84,996)	28,708

	Rights—0.0%
	Australia—0.0%
7,081	Envestra Ltd. Rights, expiring 02/06/2009*	—

	Germany—0.0%
97	MPC Muenchmeyer Petersen Capital AG Rights, expiring 02/05/2009 *	—

	Singapore—0.0%
1,000	Ascendas REIT Rights, expiring 02/05/2009*	199

	Total Rights (Cost $0)	199

	Total Investments (Cost $22,689,229)(a)—100.0%	12,988,208
	Other assets less liabilities—0.0%	319

	Net Assets—100.0%	$12,988,527

REIT Real Estate Investment Trust

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $22,778,642. The net unrealized depreciation was $9,790,434 which consisted of aggregate gross unrealized appreciation of $355,725 and aggregate gross unrealized depreciation of $10,146,159.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Argentina—0.2%
99,908	Petrobras Energia Participaciones S.A., Class B	$67,914
5,877	Siderar SAIC, Class A	20,228
21,050	Telecom Argentina S.A., Class B *	35,380
		123,522
	Brazil—13.1%
4,384	Aracruz Celulose S.A. ADR	36,782
84,727	Banco Bradesco S.A. ADR	758,307
73,055	Banco Itau Holding Financeira S.A. ADR	733,472
4,553	Brasil Telecom Participacoes S.A. ADR	147,290
5,433	Brasil Telecom S.A. ADR	82,745
16,313	Braskem S.A. ADR	80,586
41,473	Centrais Eletricas Brasileiras S.A. ADR	463,667
6,153	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	157,824
7,637	Cia de Bebidas das Americas ADR	311,513
2,389	Cia de Saneamento Basico do Estado de Sao Paulo ADR	51,794
27,623	Cia Energetica de Minas Gerais S.A. ADR	375,397
14,583	Cia Paranaense de Energia ADR	134,747
13,336	Cia Siderurgica Nacional S.A. ADR	201,374
55,450	Cia Vale do Rio Doce ADR	782,399
528	CPFL Energia S.A. ADR	20,312
8,477	Empresa Brasileira de Aeronautica S.A. ADR	127,748
75,858	Gerdau S.A. ADR	483,974
23,699	Petroleo Brasileiro S.A. ADR	620,914
68,794	Petroleo Brasileiro S.A. Sponsored ADR	1,490,078
28,140	Tele Norte Leste Participacoes S.A. ADR	346,122
5,216	Telecomunicacoes de Sao Paulo S.A. ADR	97,956
5,556	Tim Participacoes S.A. ADR	78,173
7,596	Vivo Participacoes S.A. ADR	107,711
7,896	Votorantim Celulose e Papel S.A. ADR *	45,797
		7,736,682
	Chile—1.1%
1,972	Banco Santander Chile S.A. ADR	69,769
5,526	Empresa Nacional de Electricidad S.A., ADR	206,562
26,021	Enersis S.A. ADR	373,401
		649,732
	China—22.6%
140,000	Air China Ltd., H-Shares	37,003
242,000	Aluminum Corp. of China Ltd., H-Shares	108,751
82,000	Angang Steel Co Ltd., H-Shares	79,446
1,934,000	Bank of China Ltd., H-Shares	506,841
246,000	Bank of Communications Co. Ltd., H-Shares	160,263
426,000	China Citic Bank, H-Shares	158,041
110,000	China Coal Energy Co., H-Shares	78,954
48,000	China Communications Construction Co. Ltd., H-Shares	46,459
2,234,000	China Construction Bank Corp., H-Shares	1,089,520
86,500	China COSCO Holdings Co. Ltd., H-Shares	51,708

295,000	China Life Insurance Co. Ltd., H-Shares	776,392
75,500	China Merchants Bank Co. Ltd., H-Shares	121,912
2,398,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	1,292,666
508,000	China Railway Group Ltd., H-Shares *	285,273
249,000	China Shenhua Energy Co. Ltd., H-Shares	530,856
508,000	China Shipping Container Lines Co. Ltd., H-Shares	80,711
34,000	China Shipping Development Co. Ltd., H-Shares	32,958
178,000	China Southern Airlines Co. Ltd., H-Shares *	28,574
762,000	China Telecom Corp. Ltd., H-Shares	276,454
274,000	Datang International Power Generation Co. Ltd., H-Shares	136,037
138,000	Dongfeng Motor Group Co. Ltd., H-Shares	47,970
276,000	Huadian Power International Corp. Ltd., H-Shares	58,775
476,000	Huaneng Power International, Inc., H-Shares	341,181
1,794,000	Industrial & Commercial Bank of China, H-Shares	758,456
98,000	Jiangsu Expressway Co. Ltd., H-Shares	69,601
40,000	Jiangxi Copper Co. Ltd., H-Shares	27,265
268,000	Maanshan Iron & Steel, H-Shares	87,217
7,558,000	PetroChina Co. Ltd., H-Shares	5,578,822
80,000	PICC Property & Casualty Co. Ltd., H-Shares	36,061
57,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	249,047
88,000	Shanghai Electric Group Co. Ltd., H-Shares *	27,773
332,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	77,201
80,000	Yanzhou Coal Mining Co. Ltd. H Shares	51,970
78,000	Zhejiang Expressway Co. Ltd., H-Shares	44,363
		13,334,521
	Hungary—0.6%
29,361	Magyar Telekom Telecommunications PLC ADR	359,672

	India—3.6%
28,815	ICICI Bank Ltd. ADR	474,871
47,559	Infosys Technologies Ltd. ADR	1,263,167
56,974	Mahanagar Telephone Nigam ADR	165,794
33,230	Tata Motors Ltd. ADR	134,249
13,352	Wipro Ltd. ADR	92,663
		2,130,744
	Indonesia—0.9%
5,078	Indosat Tbk PT ADR	121,212
20,163	Telekomunikasi Indonesia Tbk PT ADR	441,771
		562,983
	Israel—1.9%
97,266	Bank Hapoalim BM *	175,289
38,089	Bank Leumi Le-Israel BM	69,420
107,308	Bezeq Israeli Telecommunication Corp. Ltd.	158,761
2,083	Discount Investment Corp.	18,175
2,961	IDB Development Corp. Ltd.	27,271
2,831	IDB Holding Corp. Ltd.	36,857
7,509	Israel Chemicals Ltd.	51,103
68	Israel Corp. (The) Ltd.	14,198
19,820	Israel Discount Bank Ltd., Class A	15,143
13,514	Teva Pharmaceutical Industries Ltd.	558,808
		1,125,025
	Korea—17.3%
69,687	KB Financial Group, Inc. ADR	1,802,106
188,572	Korea Electric Power Corp. ADR	1,874,406

103,182	KT Corp ADR	1,457,962
24,112	LG Philips LCD Co. Ltd. ADR	229,546
38,266	POSCO ADR	2,430,656
23,789	Shinhan Financial Group Co. Ltd. ADR	948,467
91,322	SK Telecom Co. Ltd. ADR	1,493,115
		10,236,258
	Luxembourg—0.1%
8,585	Tenaris S.A.	87,414

	Mexico—7.1%
26,000	Alfa SAB de CV, Class A	44,307
363,600	America Movil SAB de CV, Series L	518,923
91,200	Carso Global Telecom SAB de CV, Series A1 *	329,363
486,500	Cemex SAB de CV *	379,153
60,600	Coca-Cola Femsa SAB de CV, Series L	228,552
151,500	Fomento Economico Mexicano SAB de CV	422,737
14,200	Grupo Bimbo SAB de CV, Series A	51,253
54,100	Grupo Financiero Banorte SAB de CV, Class O	71,413
289,485	Grupo Mexico SAB de CV, Series B	159,739
106,300	Grupo Modelo SAB de CV, Series C	283,521
66,800	Grupo Televisa S.A., Series CPO	187,185
39,300	Kimberly-Clark de Mexico SAB de CV, Class A	128,256
19,700	Organizacion Soriana SAB de CV, Class B *	31,035
885,000	Telefonos de Mexico SAB de CV	783,327
869,000	Telmex Internacional SAB de CV, Class L	410,585
71,100	Wal-Mart de Mexico SAB de CV, Series V	148,374
		4,177,723
	Philippines—0.2%
2,171	Philippine Long Distance Telephone Co. ADR	96,067

	Russia—5.2%
66,359	Gazprom OAO ADR	856,561
31,474	LUKOIL ADR	1,055,953
20,180	MMC Norilsk Nickel ADR	84,756
2,905	Mobile Telesystems OJSC ADR	61,877
41,856	Rosneft Oil Co. GDR	129,726
6,198	Severstal GDR	16,042
3,994	Sistema JSFC GDR	14,709
108,045	Surgutneftegaz ADR	461,697
4,337	Tatneft GDR	142,225
2,722	Unified Energy System GDR *	204,178
15,048	VTB Bank OJSC GDR	17,861
		3,045,585
	South Africa—7.6%
19,632	ABSA Group Ltd.	176,948
10,799	Adcock Ingram Holdings Ltd. *	42,260
2,302	Anglo Platinum Ltd.	94,299
9,095	ArcelorMittal South Africa Ltd.	70,885
31,482	Barloworld Ltd.	102,876
19,019	Bidvest Group Ltd.	184,803
28,024	Eqstra Holdings Ltd. *	19,650
243,615	FirstRand Ltd.	351,627
18,189	Gold Fields Ltd.	191,388
14,357	Harmony Gold Mining Co. Ltd. *	169,137
11,991	Impala Platinum Holdings Ltd.	137,313

30,676	Imperial Holdings Ltd.	153,209
46,033	Mondi Ltd.	143,366
29,919	MTN Group Ltd.	283,846
14,625	Nedbank Group Ltd.	129,053
22,869	Pick’n Pay Stores Ltd.	77,158
16,221	Remgro Ltd.	111,987
34,962	RMB Holdings Ltd.	77,845
229,659	Sanlam Ltd.	361,749
46,338	Sappi Ltd.	150,911
16,830	Sasol Ltd.	448,328
85,042	Standard Bank Group Ltd.	584,740
22,517	Telkom S.A. Ltd.	254,835
10,799	Tiger Brands Ltd.	148,154
		4,466,367
	Taiwan—16.0%
131,995	Advanced SemiConductor Engineering, Inc. ADR	211,192
116,218	AU Optronics Corp. ADR	822,824
145,879	Chunghwa Telecom Co. Ltd. ADR	2,194,020
86,105	Siliconware Precision Industries Co. ADR	355,614
696,469	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,251,377
329,087	United Microelectronics Corp. ADR	595,647
		9,430,674
	Thailand—1.3%
50,500	Advanced Info Service PCL	107,118
35,100	Bangkok Bank PCL	73,678
507,000	IRPC PCL	27,681
32,600	Kasikornbank PCL	41,846
1,649,400	KGI Securities Thailand PCL	33,461
211,000	Krung Thai Bank PCL	23,712
128,600	PTT Aromatics & Refining PCL	35,427
14,500	PTT Chemical PCL	12,698
30,700	PTT Exploration & Production PCL	85,707
37,600	PTT PCL	169,703
21,600	Siam Cement PCL	61,208
48,600	Siam Commercial Bank PCL	71,033
81,500	Thai Airways International PCL	16,169
48,800	Thai Oil PCL	33,613
		793,054
	Turkey—1.2%
53,482	Turkcell Iletism Hizmet AS ADR	704,358

	Total Investments (Cost $101,945,256)(a)—100.0%	59,060,381
	Liabilities in excess of other assets—0.0%	(16,771)

	Net Assets—100.0%	$59,043,610

ADR American Depositary Receipt
GDR Global Depositary Receipt

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $104,771,603. The net unrealized depreciation was $45,711,222 which consisted of aggregate gross unrealized appreciation of $60,863 and aggregate gross unrealized depreciation of $45,772,085.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—98.9%
	Austria—0.4%
186	Erste Group Bank AG	$2,821
40	EVN AG	621
212	Immoeast AG *	250
425	Immofinanz Immobilien Anlagen AG *	485
111	OMV AG	3,185
13	Raiffeisen International Bank - Holding AG	267
344	Telekom Austria AG	4,849
39	Uniqa Versicherungen AG	870
25	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	960
17	Vienna Insurance Group	536
132	Voestalpine AG	2,575
84	Wienerberger AG	1,083
		18,502
	Belgium—1.4%
459	Agfa Gevaert N.V.	1,618
317	Anheuser - Busch InBev N.V.	8,088
1	Banque Nationale de Belgique	2,794
182	Belgacom S.A.	6,379
8	Colruyt S.A.	1,776
199	Delhaize Group	12,853
966	Dexia S.A.	3,039
5	D’ieteren S.A.	565
1,122	Fortis, Class B	2,229
650	Fortis Strip VVPR *	1
71	Groupe Bruxelles Lambert S.A.	5,240
9	KBC Ancora	73
153	KBC Groep N.V.	2,809
16	Mobistar S.A.	1,178
33	Nationale A Portefeuille	1,565
17	Sofina S.A.	1,127
51	Solvay S.A.	3,621
126	UCB S.A.	3,935
85	Umicore	1,591
		60,481
	Bermuda—0.1%
100	Frontline Ltd.	2,894

	Denmark—0.8%
1	A P Moller - Maersk A/S, Class A	4,899
1	A P Moller - Maersk A/S, Class B	4,831
138	Carlsberg A/S, Class B	4,602
59	Danisco A/S	2,181
814	Danske Bank A/S	8,256
50	East Asiatic Co. Ltd. A/S	1,646
174	Novo Nordisk A/S, Class B	9,347
23	Trygvesta A/S	1,372
		37,134

	Finland—1.6%
141	Elisa Oyj	2,239
284	Fortum Oyj	5,561
105	Kemira Oyj	686
160	KESKO Oyj, Class B	3,947
67	Kone Oyj, Class B	1,411
111	Metso Corp.	1,084
1,249	M-real Oyj, Class B	896
107	Neste Oil Oyj	1,555
1,680	Nokia Oyj	20,647
154	Outokumpu Oyj	1,762
155	Pohjola Bank PLC	1,820
104	Rautaruukki Oyj	1,659
523	Sampo Oyj, Class A	8,425
62	Sanoma Oyj	729
1,204	Stora Enso Oyj, Class R	7,375
1,087	UPM-Kymmene Oyj	10,308
87	Wartsila Corp., Class B	2,341
		72,445
	France—16.8%
177	Accor S.A.	7,030
10	Aeroports de Paris	539
397	Air France-KLM	3,821
153	Air Liquide S.A.	11,183
3,598	Alcatel-Lucent	7,165
116	Alstom S.A.	5,638
79	Arkema	1,121
91	Atos Origin S.A.	2,170
2,966	AXA S.A.	46,428
1,162	BNP Paribas	44,688
11	Bollore	1,085
259	Bouygues S.A.	8,882
138	Cap Gemini S.A.	4,784
815	Carrefour S.A.	27,980
61	Casino Guichard Perrachon S.A.	4,022
73	Christian Dior S.A.	3,654
12	Ciments Francais S.A.	922
71	CNP Assurances	4,744
530	Compagnie de Saint-Gobain	18,049
129	Compagnie Generale des Etablissements Michelin, Class B	5,078
1,395	Credit Agricole S.A.	17,055
61	Eiffage S.A.	3,021
122	Electricite de France	5,981
2	Eramet	319
82	Essilor International S.A.	3,140
7	Esso S.A. Francaise	697
14	Euler Hermes S.A.	502
22	Eurazeo	748
54	Eutelsat Communications *	1,157
41	Faurecia *	533
11	Fonciere Des Regions REIT	674
2,295	France Telecom S.A.	51,645
1,042	GDF Suez	40,153
13	Gecina S.A. REIT	904
273	Groupe Danone	14,081
25	Hermes International	2,528
32	Imerys S.A.	1,281
38	JC Decaux S.A.	526
35	Klepierre REIT	838
136	Lafarge S.A.	6,306
172	Lagardere S.C.A	6,582

60	Legrand S.A.	1,015
130	L’Oreal S.A.	8,680
204	LVMH Moet Hennessy Louis Vuitton S.A.	11,190
115	M6-Metropole Television	1,871
1,146	Natixis	1,799
38	Nexans S.A.	2,195
334	PagesJaunes Groupe	2,954
110	Pernod-Ricard S.A.	6,941
128	PPR	6,501
486	PSA Peugeot S.A.	8,286
113	Publicis Groupe	2,662
82	Rallye S.A.	1,644
345	Renault S.A.	6,703
191	Safran S.A.	2,396
760	Sanofi-Aventis S.A.	42,936
192	Schneider Electric S.A.	12,243
169	SCOR SE	3,446
79	Sequana	436
9	Societe des Autoroutes Paris-Rhin-Rhone	514
10	Societe Fonciere Financiere et de Participations	346
721	Societe Generale	30,445
179	Societe Television Francaise 1 (TF1)	1,936
154	Sodexo S.A.	7,838
887	STMicroelectronics N.V.	4,617
249	Suez Environnement S.A. *	3,992
77	Technip S.A.	2,401
73	Thales S.A.	3,251
948	Thomson	1,362
2,552	Total S.A.	128,117
34	Unibail-Rodamco REIT	4,584
224	Valeo S.A.	2,509
32	Vallourec S.A.	3,153
297	Veolia Environnement	6,720
376	Vinci S.A.	12,933
1,261	Vivendi S.A.	32,659
17	Wendel	664
51	Zodiac S.A.	1,852
		741,445
	Germany—12.6%
119	Adidas AG	4,137
591	Allianz SE	50,062
190	Arcandor AG *	487
973	BASF SE	28,330
499	Bayer AG	26,608
556	Bayerische Motoren Werke (BMW) AG	13,260
32	BayWa AG	906
35	Beiersdorf AG	1,722
42	Bilfinger Berger AG	1,789
90	Celesio AG	1,932
1,007	Commerzbank AG	4,588
1,615	Daimler AG	45,532
825	Deutsche Bank AG	21,885
42	Deutsche Boerse AG	2,126
347	Deutsche Lufthansa AG	4,224
1,080	Deutsche Post AG	13,536
47	Deutsche Postbank AG	567
5,108	Deutsche Telekom AG	61,990
1,669	E.ON AG	53,984
26	Fraport AG	978
121	Fresenius Medical Care AG & Co. KGaA	5,429
13	Fresenius SE	641

109	GEA Group AG	1,261
11	Generali Deutschland Holding AG	875
88	Hannover Rueckversicherung AG	2,709
15	HeidelbergCement AG	583
115	Heidelberger Druckmaschinen AG	449
73	Henkel AG & Co. KGaA	1,705
57	Hochtief AG	1,965
314	Hypo Real Estate Holding AG	515
464	IKB Deutsche Industriebank AG *	446
1,665	Infineon Technologies AG *	1,494
48	K+S AG	2,285
124	Lanxess AG	1,821
86	Linde AG	5,758
101	MAN AG	4,416
76	Merck KGaA	6,454
228	Metro AG	8,298
276	Muenchener Rueckversicherungs - Gesellschaft AG	36,678
15	Rheinmetall AG	478
402	RWE AG	31,358
32	Salzgitter AG	2,341
303	SAP AG	10,814
693	Siemens AG	39,058
102	Suedzucker AG	1,617
566	ThyssenKrupp AG	11,562
573	TUI AG	4,835
94	Volkswagen AG	30,049
6	Wacker Chemie AG	431
		554,968
	Greece—0.6%
266	Alpha Bank A.E.	2,243
56	Coca Cola Hellenic Bottling Co. S.A.	771
227	EFG Eurobank Ergasias S.A.	1,431
166	Hellenic Petroleum S.A.	1,200
320	Hellenic Telecommunications Organization S.A.	4,880
277	National Bank of Greece S.A.	4,679
221	OPAP S.A.	6,457
134	Piraeus Bank S.A.	893
107	Public Power Corp. S.A.	1,802
		24,356
	Ireland—0.3%
909	Allied Irish Banks PLC	1,421
468	Anglo Irish Bank Corp. PLC	—
341	CRH PLC	7,953
1,554	Governor & Co. of the Bank of Ireland	1,294
391	Irish Life & Permanent PLC	827
409	Ryanair Holdings PLC *	1,504
380	Smurfit Kappa Group PLC	867
		13,866
	Italy—6.9%
726	A2A SpA	1,265
484	Alleanza Assicurazioni SpA	3,297
1,280	Assicurazioni Generali SpA	26,737
232	Atlantia SpA	3,404
115	Autogrill SpA	678
515	Banca Carige SpA	1,195
4,186	Banca Monte dei Paschi di Siena SpA	6,030
452	Banca Popolare di Milano Scarl	2,318

844	Banco Popolare Societa Cooperativa	4,837
97	Benetton Group SpA	710
103	Buzzi Unicem SpA	1,293
603	CIR-Compagnie Industriali Riunite SpA	606
450	Edison SpA	569
6,156	Enel SpA	34,672
3,381	Eni SpA	72,097
298	ERG SpA	3,569
1,186	Fiat SpA	5,829
379	Finmeccanica SpA	5,959
156	Fondiaria - Sai SpA	2,447
736	Hera SpA	1,344
823	IFIL Investments SpA	2,045
9,450	Intesa Sanpaolo	29,943
109	Italcementi SpA	1,026
17	Italmobiliare SpA	599
36	Lottomatica SpA	666
77	Luxottica Group SpA	1,090
1,207	Mediaset SpA	5,900
390	Mediobanca SpA	3,548
170	Mediolanum SpA	660
326	Milano Assicurazioni SpA	890
875	Parmalat SpA	1,417
5,731	Pirelli & C. SpA	1,649
1,754	Premafin Finanziaria SpA	3,122
109	Saipem SpA	1,673
288	Saras SpA	950
826	Snam Rete Gas SpA	4,316
80	Societa Cattolica di Assicurazoni Scrl	2,460
27,947	Telecom Italia SpA	34,507
1,091	Terna-Rete Elettrica Nationale SpA	3,324
9,857	UniCredito Italiano SpA	17,457
674	Unione di Banche Italiane ScpA	8,421
404	Unipol Gruppo Finanziario SpA	606
		305,125
	Luxembourg—0.3%
418	ArcelorMittal	9,484
8	RTL Group S.A.	328
288	SES S.A.	5,304
		15,116
	Netherlands—4.8%
3,235	Aegon N.V.	17,163
231	Akzo Nobel N.V.	8,301
199	ASML Holding N.V.	3,318
67	Corio N.V. REIT	2,878
117	CSM	1,496
508	European Aeronautic Defence and Space Co. N.V.	8,922
121	Heineken Holding N.V.	3,247
141	Heineken N.V.	4,165
45	Hunter Douglas N.V.	1,318
5,504	ING Groep N.V. CVA	45,015
2,130	Koninklijke Ahold N.V.	25,688
165	Koninklijke BAM Groep N.V.	1,415
283	Koninklijke DSM N.V.	6,818
1,475	Koninklijke KPN N.V.	19,753
943	Koninklijke Philips Electronics N.V.	17,159
53	Nutreco Holding N.V.	1,760
169	Randstad Holding N.V.	3,369
126	SNS Reaal	555

318	TNT N.V.	5,565
1,302	Unilever N.V. CVA	28,815
28	Wereldhave N.V. REIT	2,016
242	Wolters Kluwer N.V.	4,372
		213,108
	Norway—1.0%
40	Aker ASA, Class A	776
129	Aker Solutions ASA	610
897	DnB NOR ASA	3,062
50	Hafslund ASA, Class B	467
2,030	Norsk Hydro ASA	7,285
1,078	Norske Skogindustrier ASA	2,121
798	Orkla ASA	5,340
990	StatoilHydro ASA	17,146
459	Storebrand ASA	1,176
547	Telenor ASA	3,589
93	Yara International ASA	2,109
		43,681
	Portugal—0.6%
395	Banco BPI S.A.	754
3,494	Banco Comercial Portugues S.A., Class R	3,582
111	Banco Espirito Santo S.A.	740
248	Brisa	1,643
178	CIMPOR Cimentos de Portugal, SGPS S.A.	830
1,946	Energias de Portugal S.A.	6,928
120	Galp Energia SGPS S.A, Class B	1,283
172	Jeronimo Martins, SGPS S.A.	878
1,079	Portugal Telecom, SGPS S.A.	8,711
1,329	Sonae SGPS S.A.	823
		26,172
	Spain—5.4%
174	Abertis Infraestructuras S.A.	2,832
12	Acciona S.A.	1,361
225	Acerinox S.A.	2,953
142	ACS Actividades de Construccion y Servicios S.A.	5,732
3,213	Banco Bilbao Vizcaya Argentaria S.A.	30,181
808	Banco de Sabadell S.A.	4,059
57	Banco Espanol de Credito S.A.	522
1,025	Banco Popular Espanol S.A.	7,067
7,479	Banco Santander S.A.	60,573
181	Bankinter S.A.	1,573
13	Compania Espanola de Petroleos S.A.	1,133
78	Enagas	1,359
63	Fomento de Construcciones y Contratas S.A.	1,651
118	Gas Natural SDG S.A.	2,850
76	Gestevision Telecinco S.A.	656
80	Grupo Ferrovial S.A.	2,134
2,154	Iberdrola S.A.	16,783
1,095	Iberia Lineas Aereas de Espana S.A.	2,540
103	Industria de Diseno Textil S.A.	3,944
446	Mapfre S.A.	1,263
25	Red Electrica Corporacion S.A.	1,032
1,501	Repsol YPF S.A.	27,006
85	Sacyr Vallehermoso S.A.	730
3,007	Telefonica S.A.	53,679
243	Union Fenosa S.A.	5,487
		239,100

	Sweden—3.2%
282	Assa Abloy AB, Class B	2,864
319	Atlas Copco AB, Class A	2,173
346	Atlas Copco AB, Class B	2,086
309	Boliden AB	633
767	Electrolux AB, Series B	5,594
148	Hennes & Mauritz AB, Class B	5,781
158	Holmen AB, Class B	3,267
291	Husqvarna AB, Class B	1,228
372	Industrivarden AB, Class A	2,085
219	Industrivarden AB, Class C	1,077
1,027	Investor AB, Class B	12,040
200	Kinnevik Investment AB, Class B	1,453
120	Loomis AB, Class B *	897
25	Lundbergforetagen AB, Class B	859
200	NCC AB, Class B	1,230
2,265	Nordea Bank AB	12,124
769	Sandvik AB	3,986
400	SAS AB *	2,136
308	Scania AB, Class B	2,506
604	Securitas AB, Class B	4,915
592	Skandinaviska Enskilda Banken AB, Class A	2,555
628	Skanska AB, Class B	5,432
391	SKF AB, Class B	3,311
96	SSAB Svenskt Stal AB, Series A	683
67	SSAB Svenskt Stal AB, Series B	446
1,128	Svenska Cellulosa AB, Class B	8,907
524	Svenska Handelsbanken AB, Class A	5,780
422	Swedbank AB, Class A	1,501
344	Tele2 AB, Class B	2,810
2,728	Telefonaktiebolaget LM Ericsson, Class B	21,968
2,157	TeliaSonera AB	9,569
200	Trelleborg AB, Class B	1,063
701	Volvo AB, Class A	2,899
1,502	Volvo AB, Class B	6,084
		141,942
	Switzerland—8.7%
638	ABB Ltd.	8,322
168	Adecco S.A.	5,654
71	Baloise Holding AG	4,420
9	BKW FMB Energie AG	772
721	Clariant AG	3,590
156	Compagnie Financiere Richemont S.A. – BR A	2,285
1,313	Credit Suisse Group AG	33,755
4	Givaudan S.A.	2,714
7	Helvetia Holding AG	1,481
155	Holcim Ltd.	6,268
66	Julius Baer Holding AG	1,966
27	Kuehne & Nagel International AG	1,489
2,189	Nestle S.A.	75,777
1,520	Novartis AG	62,964
49	Pargesa Holding S.A.	3,156
56	Petroplus Holdings AG *	1,105
330	Roche Holding AG	46,456
18	Schindler Holding AG	786
13	Schindler Holding AG Participant Certificates	586

2	SGS S.A.	2,119
12	Swatch Group AG-Bearer	1,343
29	Swatch Group AG-Registered	647
76	Swiss Life Holding AG *	4,138
439	Swiss Reinsurance	11,702
21	Swisscom AG	6,617
31	Syngenta AG	6,023
13	Synthes, Inc.	1,571
4,593	UBS AG *	57,932
152	Zurich Financial Services AG	27,501
		383,139
	United Kingdom—33.4%
551	3i Group PLC	1,799
2,492	Aegis Group PLC	2,748
263	AMEC PLC	2,144
422	Anglo American PLC	7,702
204	Antofagasta PLC	1,235
246	Arriva PLC	1,624
424	Associated British Foods PLC	4,053
1,432	AstraZeneca PLC	55,143
5,150	Aviva PLC	23,165
2,330	BAE Systems PLC	13,511
429	Balfour Beatty PLC	2,298
13,200	Barclays PLC	20,191
971	Barratt Developments PLC	973
232	Bellway PLC	1,927
912	BG Group PLC	12,497
632	BHP Billiton PLC	10,761
25,567	BP PLC	182,273
1,518	Bradford & Bingley PLC	—
1,566	British Airways PLC	2,712
1,238	British American Tobacco PLC	33,911
693	British Land Co. PLC REIT	4,521
645	British Sky Broadcasting Group PLC	4,622
12,638	BT Group PLC	19,113
323	Bunzl PLC	2,640
2,293	Cable & Wireless PLC	5,187
1,057	Cadbury PLC	8,511
696	Carnival PLC	12,733
228	Carphone Warehouse Group (The) PLC	334
5,238	Centrica PLC	19,483
238	Close Brothers Group PLC	1,703
2,615	Compass Group PLC	12,942
338	Daily Mail & General Trust	1,284
1,858	Diageo PLC	25,287
8,648	DSG International PLC	2,743
324	easyJet PLC *	1,397
943	Electrocomponents PLC	1,791
666	Enterprise Inns PLC	463
523	Experian PLC	3,259
438	Firstgroup PLC	1,722
4,634	Friends Provident PLC	5,512
1,122	G4S PLC	3,103
1,241	GKN PLC	1,507
4,902	GlaxoSmithKline PLC	86,184
291	Hammerson PLC REIT	1,702
1,645	Hays PLC	1,785
1,769	Home Retail Group PLC	5,247
15,664	HSBC Holdings PLC	122,680
211	ICAP PLC	718
449	IMI PLC	1,740

628	Imperial Tobacco Group PLC	17,139
626	Inchcape PLC	338
734	InterContinental Hotels Group PLC	5,556
781	International Power PLC	3,060
470	Investec PLC	1,691
5,960	ITV PLC	2,363
3,113	J Sainsbury PLC	14,945
179	Johnson Matthey PLC	2,514
86	Kazakhmys PLC	277
1,213	Kesa Electricals PLC	1,766
10,198	Kingfisher PLC	20,452
5,118	Ladbrokes PLC	13,338
618	Land Securities Group PLC REIT	6,143
11,141	Legal & General Group PLC	9,894
225	Liberty International PLC REIT	1,209
17,232	Lloyds Banking Group PLC	22,533
2,525	Logica PLC	2,393
71	Lonmin PLC	887
746	Man Group PLC	2,218
1,980	Marks & Spencer Group PLC	6,594
1,570	Mitchells & Butlers PLC	4,193
829	Mondi PLC	2,190
164	National Express Group PLC	771
2,576	National Grid PLC	24,065
242	Next PLC	4,106
319	Northern Rock PLC *	—
4,658	Old Mutual PLC	3,519
1,010	Pearson PLC	9,690
306	Pennon Group PLC	1,990
506	Persimmon PLC	2,106
256	Provident Financial PLC	2,868
3,262	Prudential PLC	15,684
393	Punch Taverns PLC	249
2,713	Rank Group PLC	2,317
256	Reckitt Benckiser Group PLC	9,873
3,419	Rentokil Initial PLC	2,095
853	Rexam PLC	3,837
244	Rio Tinto PLC	5,298
1,355	Rolls-Royce Group PLC	6,486
77,506	Rolls-Royce Group PLC, Class C *	112
37,593	Royal Bank of Scotland Group PLC	11,924
4,108	Royal Dutch Shell PLC, Class A	102,459
3,121	Royal Dutch Shell PLC, Class B	74,602
4,787	RSA Insurance Group PLC	9,089
440	SABMiller PLC	7,181
966	Sage Group (The) PLC	2,523
115	Schroders PLC	1,262
53	Schroders PLC Ntvg	489
723	Scottish & Southern Energy PLC	12,456
613	Segro PLC REIT	1,412
308	Severn Trent PLC	4,845
239	Shire PLC	3,484
332	Smith & Nephew PLC	2,386
440	Smiths Group PLC	5,433
1,159	Standard Chartered PLC	14,637
3,667	Standard Life PLC	11,618
617	Tate & Lyle PLC	2,958
2,079	Taylor Wimpey PLC	472
7,246	Tesco PLC	37,419
84	Thomson Reuters PLC	1,692
1,983	Tomkins PLC	3,366
192	Travis Perkins PLC	886
639	Trinity Mirror PLC	438

1,109	Tui Travel PLC	3,581
1,087	Unilever PLC	23,977
625	United Business Media Ltd.	4,359
922	United Utilities Group PLC	7,191
57	Vedanta Resources PLC	454
61,471	Vodafone Group PLC	114,943
276	Whitbread PLC	3,265
1,019	William Hill PLC	3,467
2,236	William Morrison Supermarkets PLC	8,728
1,503	Wolseley PLC	3,742
1,837	WPP PLC	10,342
196	Xstrata PLC	1,609
1,444	Yell Group PLC	921
		1,476,949
	Total Common Stocks and Other Equity Interests (Cost $9,599,486)	4,370,423

	Preferred Stocks—0.7%
	Germany—0.5%
80	Fresenius SE	4,448
198	Henkel AG & Co. KGaA	5,123
107	Porsche Automobil Holding SE	6,308
120	ProSieben SAT.1 Media AG	263
149	Volkswagen AG	7,399
		23,541
	Italy—0.2%
625	Istituto Finanziario Industriale SpA *	3,608
2,767	Unipol Gruppo Finanziario SpA	2,908
		6,516
	Total Preferred Stocks (Cost $73,571)	30,057

	Rights—0.4%
	Belgium—0.0%
1,122	Fortis Rights SA, expiring 12/31/49 *	—

	Italy—0.4%
54	Fondiaria - Sai SpA Rnc *	485
259	Italcementi SpA *	1,522
44	Italmobiliare SpA *	1,100
12,687	Telecom Italia SpA *	12,323
		15,430
	Total Rights (Cost $34,393)	15,430

	Total Investments (Cost $9,707,450)(a)—100.0%	4,415,910
	Other assets less liabilities—0.0%	1,323

	Net Assets—100.0%	$4,417,233

REIT Real Estate Investment Trust
VVPR Voter Verified Paper Record

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal Income tax purposes was $9,808,951. The net unrealized depreciation was $5,393,041 which consisted of aggregate gross unrealized appreciation of $20,848 and aggregate gross unrealized depreciation of $5,413,889.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Europe Small - Mid Portfolio

January 31, 2009 (Unaudited)

Number
of shares		Value
	Common Stocks and Other Equity Interests—99.4%
	Austria—1.7%
53	Agrana Beteiligungs AG	$3,070
215	Andritz AG	6,420
136	A-TEC Industries AG *	1,072
2,087	Atrium European Real Estate Ltd. *	5,830
1,436	Austrian Airlines AG *	7,729
437	CA Immobilien Anlagen AG *	2,212
79	Flughafen Wien AG	3,174
87	Mayr-Melnhof Karton AG	5,810
252	Oesterreichische Post AG	7,892
61	Palfinger AG	700
209	RHI AG *	3,348
142	Semperit AG Holding	2,912
80	Zumtobel AG	670
		50,839
	Belgium—3.4%
136	Ackermans & van Haaren N.V.	5,969
126	Barco N.V.	2,449
164	Befimmo S.C.A. Sicafi	15,761
177	Bekaert S.A.	10,325
175	Brederode S.A.	2,915
94	Cofinimmo	11,421
68	Compagnie d’Entreprises CFE	2,121
139	Compagnie Maritime Belge S.A.	2,832
240	Euronav N.V.	3,669
152	Exmar N.V.	1,753
88	GIMV N.V.	3,454
173	Omega Pharma S.A.	5,398
269	Recticel S.A.	1,413
1,344	RHJ International *	6,373
691	Telenet Group Holding N.V. *	10,963
426	Tessenderlo Chemie N.V.	12,939
		99,755
	Bermuda—0.7%
633	Aquarius Platinum Ltd.	1,440
2,771	Catlin Group Ltd.	13,862
600	Seadrill Ltd.	5,018
		20,320
	Cyprus—0.1%
1,606	Prosafe Production Public Ltd. *	2,544

	Denmark—4.6%
186	ALK-Abello A/S	16,467
100	Alm. Brand A/S *	1,384
214	Auriga Industries, Class B	3,752

110	Bang & Olufsen A/S, Class B	1,513
146	Coloplast A/S, Class B	8,985
14	D/S Norden A/S	446
562	Dampskibsselskabet Torm A/S	6,087
1,136	DSV A/S	11,278
188	FLSmidth & Co. A/S	5,195
2,215	GN Store Nord A/S	4,760
400	H. Lundbeck A/S	8,389
414	Jyske Bank A/S *	9,466
150	NKT Holding A/S	3,146
201	Novozymes A/S, Class B	16,120
54	Rockwool International A/S, Class B	3,713
139	Schouw & Co.	2,019
454	Sydbank A/S	6,088
123	Topdanmark A/S *	14,694
232	Vestas Wind Systems A/S *	11,347
71	William Demant Holding *	2,362
		137,211
	Finland—3.9%
842	Amer Sports Oyj, Class A	6,064
393	Cargotec Corp., Class B	3,823
656	Finnair Oyj	4,371
445	HKScan Oyj	2,754
2,793	Huhtamaki Oyj	20,652
249	Konecranes Oyj	3,839
104	Lemminkainen Oyj	1,999
494	Nokian Renkaat Oyj	4,849
1,946	Oriola-KD Oyj, Class B	3,691
1,006	Orion Oyj, Class B	17,378
233	Poyry Oyj	2,404
320	Ramirent Oyj	1,267
708	Sponda Oyj	2,994
402	Stockmann Oyj Abp, Class B	5,667
1,487	TietoEnator Oyj	16,903
915	Uponor Oyj	9,380
1,208	YIT Oyj	7,570
		115,605
	France—7.5%
1,751	Altran Technologies S.A. *	5,700
45	April Group	1,455
188	Beneteau S.A.	1,359
64	BioMerieux	4,999
41	Bonduelle S.C.A.	2,785
82	Bongrain S.A.	4,553
313	Bourbon S.A.	8,123
1,814	Bull S.A. *	3,045
1,015	Canal Plus	5,985
186	Carbone Lorraine	4,660
430	Cie Generale de Geophysique-Veritas *	5,251
169	Club Mediterranee *	2,415
189	Compagnie Plastic-Omnium S.A.	1,608
230	Dassault Systemes S.A.	8,727
1,352	Derichebourg S.A	2,996
59	EDF Energies Nouvelles S.A.	2,304
702	Etablissements Maurel et Prom	6,630
195	Etam Developpement S.A.	1,737
495	Euro Disney S.C.A. *	2,005
122	Fimalac	4,534

136	Groupe Partouche *	453
205	Groupe Steria S.C.A.	2,159
50	Guyenne et Gascogne S.A.	4,165
4,710	Havas S.A.	9,536
21	Iliad S.A.	1,752
204	IMS-Intl Metal Service	3,056
67	Ipsen S.A.	2,632
222	IPSOS	4,738
117	Kaufman & Broad S.A.	900
175	Manitou BF S.A.	1,413
164	Mercialys S.A.	4,855
232	Neopost S.A.	18,749
225	Nexity	3,532
68	Norbert Dentressangle	2,255
353	NRJ Group	2,705
61	Pierre & Vacances	3,389
132	Remy Cointreau S.A.	3,526
1,207	Rhodia S.A.	5,415
95	Rubis	5,325
250	SEB S.A.	5,935
365	Societe BIC S.A.	19,645
74	Societe Immobiliere de Location pour l’Industrie et le Commerce	6,486
1,226	SOITEC *	4,104
52	Sopra Group S.A.	2,059
32	Sperian Protection	1,456
48	Spir Communication	1,271
489	Teleperformance	13,454
117	Trigano S.A.	724
282	UBISOFT Entertainment *	4,001
48	Union Financiere de France BQE S.A.	1,335
		221,896
	Germany—7.2%
553	Aareal Bank AG	2,785
699	Air Berlin PLC *	3,350
209	Bechtle AG	3,375
116	Carl Zeiss Meditec AG	1,382
161	Comdirect Bank AG	1,267
153	Demag Cranes AG	3,480
354	Deutsche Euroshop AG	9,753
393	Deutsche Wohen AG	5,746
1,382	Deutz AG	2,993
469	Douglas Holding AG	18,019
121	Duerr AG	1,549
266	ElringKlinger AG	2,373
76	Fielmann AG	4,870
696	Freenet AG *	3,247
77	Fuchs Petrolub AG	3,087
81	GFK AG	1,661
377	Gildemeister AG	2,846
140	Indus Holding AG	1,916
46	Interseroh SE	2,122
471	IVG Immobilien AG	2,861
792	Jenoptik AG *	5,075
235	Kloeckner & Co. SE	3,403
91	Kloeckner-Werke AG	2,023
318	Koenig & Bauer AG	3,537
108	Krones AG	3,776
383	KUKA AG	4,785
353	Leoni AG	4,216
343	Medion AG	2,589

519	MLP AG	5,660
63	MPC Muenchmeyer Petersen Capital AG	501
326	MTU Aero Engines Holding AG	9,149
122	MVV Energie AG	5,105
631	Norddeutsche Affinerie AG	19,067
179	Pfleiderer AG	1,110
855	Praktiker Bau- und Heimwerkermaerkte AG	6,410
347	Premiere AG *	1,307
30	Puma AG Rudolf Dassler Sport	5,432
19	Rational AG	1,619
326	Rhoen Klinikum AG	6,684
275	SGL Carbon AG *	5,956
138	Sixt AG	1,700
96	Software AG	5,873
127	Solarworld AG	2,700
255	Stada Arzneimittel AG	6,255
482	Symrise AG	4,509
157	Takkt AG	1,529
270	United Internet AG	1,969
61	Vossloh AG	6,162
163	Wincor Nixdorf AG	7,776
		214,559
	Gibraltar—0.1%
617	PartyGaming PLC *	1,488

	Greece—1.3%
799	Agricultural Bank of Greece	1,249
192	Athens Water Supply & Sewage (The) Co. S.A.	1,422
206	Babis Vovos International Construction S.A. *	1,399
723	Ellaktor SA	3,651
876	Elval Aluminium Process Co.	999
238	Emporiki Bank of Greece S.A. *	1,647
224	Hellenic Duty Free Shops S.A.	1,320
1,904	Intracom Holdings S.A. *	1,635
462	Intralot SA-Integrated Lottery Systems & Services	1,788
571	Motor Oil (Hellas) Corinth Refineries S.A.	5,605
422	Mytilineos Holdings S.A.	2,131
333	Sidenor Steel Products Manufacturing Co. S.A.	1,127
449	Titan Cement Co. S.A.	8,228
462	TT Hellenic Postbank SA	2,759
1,042	Viohalco	5,154
		40,114
	Guernsey—0.3%
4,783	HSBC Infrastructure Co. Ltd.	8,033

	Ireland—1.9%
1,276	AER Lingus *	1,652
2,092	C&C Group PLC	2,096
573	DCC PLC	8,517
234	FBD Holdings PLC	2,399
12,382	Fyffes PLC	3,888
1,135	Glanbia PLC	3,869
1,851	Grafton Group PLC	3,748
1,596	Greencore Group PLC	1,696
5,402	Independent News & Media PLC	1,869
659	Kerry Group PLC, Class A	12,372
843	Kingspan Group PLC	2,900
4,070	United Drug PLC	12,100
		57,106

	Italy—5.7%
717	ACEA SpA	8,637
349	AcegasAps SpA	2,044
493	Ansaldo STS SpA	5,992
1,838	Arnoldo Mondadori Editore SpA	7,991
608	Astaldi SpA	2,772
527	Autostrada Torino-Milano SpA	3,444
1,296	Banca Italease SpA *	3,184
836	Banca Popolare dell’Etruria e del Lazio	4,301
477	Banco di Desio e della Brianza SpA	2,794
9,254	Beni Stabili SpA	7,335
272	Brembo SpA	1,185
1,103	Bulgari SpA	4,590
789	Cementir Holding SpA	2,214
16,233	Cofide SpA	8,155
761	Credito Artigiano SpA	1,950
829	Credito Emiliano SpA	3,697
589	Danieli & Co. Rnc SpA	3,699
95	Danieli & Co. SpA	874
1,079	Davide Campari-Milano SpA	6,139
420	Esprinet SpA	2,064
112	Fastweb *	2,792
2,228	Gemina SpA *	1,095
173	Geox SpA	964
425	Gruppo Coin SpA *	1,016
2,428	Gruppo Editoriale L’Espresso SpA	2,985
3,111	IMMSI SpA	2,751
3,461	Impregilo SpA *	8,844
1,053	Indesit Co. SpA	4,004
826	Interpump Group SpA	3,387
3,129	Iride SpA	3,366
4,436	KME Group SpA	3,241
353	MARR SpA	2,398
331	Permasteelisa SpA	3,936
2,097	Piaggio & C SpA	2,894
1,530	Piccolo Credito Valtellinese Scarl	14,117
272	Pirelli & C Real Estate SpA	1,456
1,597	RCS MediaGroup SpA	1,562
759	Recordati SpA	3,842
762	Risanamento SpA *	373
4,256	Safilo Group SpA	3,831
50,288	Seat Pagine Gialle SpA	3,242
294	Societa Iniziative Autostradali e Servizi SpA	1,639
546	Sogefi SpA	878
3,165	Sorin SpA *	1,912
46,077	Telecom Italia Media SpA *	4,736
2,330	Tiscali SpA *	1,160
77	Tod’s SpA	2,637
		168,119
	Liechtenstein—0.3%
103	Liechtenstein Landesbank	4,260
47	Verwalt & Privat-Bank AG	4,729
		8,989

	Luxembourg—0.3%
3,366	COLT Telecom Group S.A. *	3,822
272	GAGFAH S.A.	1,060
2,296	Logwin AG *	3,648
		8,530
	Netherlands—6.5%
737	Aalberts Industries N.V.	4,212
360	Arcadis N.V.	3,949
479	ASM International N.V. *	3,499
445	Draka Holding	3,547
442	Eurocommercial Properties N.V. CVA	12,830
265	Fugro N.V. CVA	7,210
751	Gemalto N.V. *	18,488
603	Heijmans N.V. CVA	4,513
808	Imtech N.V.	12,540
130	KAS Bank N.V. CVA	1,541
260	Koninklijke Boskalis Westminster N.V.	5,279
149	Koninklijke Vopak N.V.	5,621
1,587	Koninklijke Wessanen N.V.	9,276
207	Macintosh Retail Group N.V.	2,096
422	Nieuwe Steen Investments Funds N.V.	7,052
1,577	OCE N.V.	4,082
671	OPG Groep N.V. CVA	7,739
413	Qiagen NV *	7,103
1,402	Reed Elsevier N.V.	15,595
956	SBM Offshore N.V.	11,608
192	Sligro Food Group N.V.	4,124
76	Smit Internationale N.V.	3,550
2,832	Super De Boer *	9,218
229	Ten Cate N.V.	4,138
82	TomTom N.V. *	438
577	USG People N.V.	6,415
332	Vastned Offices/Industrial N.V.	3,531
214	Vastned Retail N.V.	9,162
1,344	Wavin N.V.	4,306
		192,662
	Norway—2.4%
494	Acergy S.A.	2,738
2,000	Acta Holding ASA	550
578	BW GAS Ltd. *	1,882
817	Cermaq ASA	3,121
449	Ekornes ASA	4,142
68	Fred Olsen Energy ASA	1,766
218	Golar LNG Ltd.	1,337
26,000	Marine Harvest *	5,643
958	Petroleum Geo-Services ASA *	3,153
1,606	ProSafe SE *	6,158
150	Renewable Energy Corp A/S *	1,517
433	Schibsted ASA	4,135
1,206	Sparebank 1 SR Bank	4,886
1,149	Sparebanken 1 SMN	4,572
443	Stolt-Nielsen S.A.	4,679
350	Subsea 7, Inc. *	1,836
500	Tandberg ASA	6,214
488	TGS Nopec Geophysical Co. ASA *	2,807
994	Tomra Systems ASA	3,351
1,203	Veidekke ASA	4,840
150	Wilh Wilhelmsen ASA, Class A	1,725
		71,052

	Portugal—0.7%
1,378	Banif, SGPS S.A.	1,960
893	Mota-Engil, SGPS S.A.	2,791
786	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	1,098
623	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	5,078
1,335	Sonae Industria-SGPS S.A.	2,768
1,269	Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	6,863
		20,558
	Spain—4.6%
236	Abengoa S.A.	3,702
574	Antena 3 de Television S.A.	2,707
568	Banco de Valencia S.A.	5,678
1,256	Banco Pastor S.A.	7,484
211	Bolsas y Mercados Espanoles	4,599
366	Campofrio Food Group S.A.	4,024
84	Cementos Portland Valderrivas S.A.	2,454
230	Cie Automotive S.A.	973
639	Cintra Concesiones de Infraestructuras de Transporte S.A.	3,185
214	Corp Financiera Alba	7,536
1,245	Ebro Puleva S.A.	15,412
540	Gamesa Corporacion Tecnologica S.A.	9,121
341	Grifols S.A.	6,022
318	Grupo Catalana Occidente S.A.	4,870
1,100	Grupo Empresarial Ence S.A.	3,228
678	Iberdrola Renovables S.A. *	2,763
512	Indra Sistemas S.A.	10,334
3,607	Inmobiliaria Colonial S.A. *	740
4,949	La Seda de Barcelona S.A., Class B *	2,220
1,389	NH Hoteles S.A.	5,767
482	Obrascon Huarte Lain S.A.	5,639
77	Pescanova S.A.	2,857
717	Promotora de Informaciones S.A.	1,856
174	Prosegur Cia de Seguridad S.A.	5,354
510	Sol Melia S.A.	2,582
366	SOS Cuetara S.A.	4,456
504	Uralita S.A.	2,713
407	Vocento S.A.	1,815
444	Zardoya Otis S.A.	7,960
		138,051
	Sweden—5.0%
294	AarhusKarlshamn AB	4,235
1,584	Alfa Laval AB	11,218
385	Axfood AB	7,380
1,163	Billerud AB	2,369
319	Cardo AB	4,807
1,342	Castellum AB	8,655
914	D Carnegie AB	1,471
2,472	Eniro AB	3,218
1,985	Fabege AB	6,724
936	Getinge AB, Class B	12,610
555	Hakon Invest AB	5,787
451	Haldex AB	1,631
642	Hexagon AB, Class B	2,175
64	Hexpol AB *	123
512	Hoganas AB, Class B	4,460

705	Hufvudstaden AB, Class A	4,181
481	JM AB	2,488
1,839	Kungsleden AB	9,533
312	Lindab International AB	1,775
947	Lundin Petroleum AB *	4,727
203	Modern Times Group AB, Class B	3,499
3,000	Niscayah Group AB	2,242
895	Nobia AB	1,867
662	Oresund Investment AB	5,886
800	PA Resources AB *	1,487
1,007	Peab AB	3,181
756	Ratos AB, Class B	9,867
500	Saab AB, Class B	4,747
1,053	Swedish Match AB	14,377
357	Wallenstam Byggnads AB, Class B	2,754
		149,474
	Switzerland—10.0%
116	Actelion Ltd. *	6,316
21	AFG Arbonia-Forster Holding	2,144
36	Allreal Holding AG	3,514
404	Aryzta AG *	10,094
215	Bank Sarasin & Cie AG, Class B	5,177
21	Banque Cantonale Vaudoise	5,894
11	Barry Callebaut AG	4,928
184	Basler Kantonalbank	18,215
2	Bell Holding AG	2,498
47	Bucher Industries AG	4,657
99	Charles Voegele Holding AG	2,687
40	Daetwyler Holding AG	1,516
129	EFG International AG	1,567
36	Emmi AG	3,443
148	EMS-Chemie Holding AG	10,589
14	Financiere Tradition	903
15	Flughafen Zuerich AG	3,357
26	Forbo Holding AG	4,211
23	Galenica AG	7,208
187	Geberit AG	18,140
44	Georg Fischer AG	7,267
284	Implenia AG	6,802
4	Jelmoli Holding AG	7,788
24	Kaba Holding AG, Class B	4,963
25	Kuoni Reisen Holding AG	7,129
2	Lindt & Spruengli AG-Bearer	3,265
1	Lindt & Spruengli AG-Registered	19,273
756	Logitech International S.A. *	7,341
210	Lonza Group AG	19,196
1,357	Micronas Semiconductor Holding AG *	4,033
343	Nobel Biocare Holding AG	5,293
33	OC Oerlikon Corp. AG *	1,134
125	Panalpina Welttransport Holding AG	6,198
263	PSP Swiss Property AG	11,137
35	PubliGroupe AG	2,322
60	Rieter Holding AG	6,767
113	Schmolz + Bickenbach AG	1,879
15	Schweizerische National-Versicherungs-Gesellschaft	7,741
6	Sika AG	4,730
184	Sonova Holding AG	8,877
15	St. Galler Kantonalbank	4,924
16	Straumann Holding AG	2,455
195	Sulzer AG	9,744

123	Swiss Prime Site AG *	5,193
63	Valora Holding AG	9,108
283	Vontobel Holding AG	4,815
		296,432
	United Kingdom—31.2%
6,075	Aberdeen Asset Management PLC	11,276
632	Admiral Group PLC	8,191
1,023	Aga Rangemaster Group PLC	929
1,165	Aggreko PLC	6,567
5,511	Amlin PLC	30,511
6,614	ARM Holdings PLC	8,749
729	Ashmore Group PLC	1,337
10,355	Ashtead Group PLC	5,972
497	Atkins WS PLC	4,002
16,057	Avis Europe PLC *	734
999	Babcock International Group	7,288
8,333	BBA Aviation PLC	8,890
2,666	Beazley Group PLC	4,920
1,213	Berkeley Group Holdings PLC	13,842
626	Big Yellow Group PLC	1,532
2,517	Bodycote PLC	4,427
1,923	Bovis Homes Group PLC	10,701
5,462	Brit Insurance Holdings PLC	15,966
2,701	Britvic PLC	8,956
4,078	Brixton PLC	5,056
1,349	BSS Group PLC	5,120
2,859	Burberry Group PLC	10,428
177	Cairn Energy PLC *	4,644
2,304	Capita Group (The) PLC	23,185
1,364	Capital & Regional PLC	590
3,331	Carillion PLC	11,225
745	Carpetright PLC	4,183
7,635	Cattles PLC	1,238
984	Charter International PLC	5,451
4,190	Chaucer Holdings PLC	2,611
501	CLS Holdings PLC *	2,311
8,265	Cobham PLC	25,500
4,476	Computacenter PLC	7,421
1,781	Cookson Group PLC	2,407
814	Croda International PLC	5,879
1,663	CSR PLC *	4,388
61	Daejan Holdings PLC	1,909
2,166	Dairy Crest Group PLC	6,245
348	Dana Petroleum PLC *	4,533
2,552	Davis Service Group (The) PLC	9,115
681	De La Rue PLC	9,199
16,010	Debenhams PLC	7,271
406	Derwent London PLC	3,500
8,652	Dimension Data Holdings PLC	4,490
9,547	DS Smith PLC	11,149
676	Eurocastle Investment Ltd.	329
326	Euromoney Institutional Investor PLC	1,075
2,139	F&C Asset Management PLC	2,251
1,499	Fenner PLC	1,324
2,272	Filtrona PLC	4,127
982	Findel PLC	835
277	Forth Ports PLC	2,935
8,848	Galiform PLC	1,626
8,296	Galliford Try PLC	4,186
2,290	Game Group PLC	4,738

573	Go-Ahead Group PLC	8,125
842	Grainger PLC	1,250
2,022	Great Portland Estates PLC	6,697
2,135	Greene King PLC	13,043
108	Greggs PLC	5,543
2,614	Halfords Group PLC	9,422
3,301	Halma PLC	8,709
1,167	Headlam Group PLC	3,714
5,853	Henderson Group PLC	6,329
3,625	Hiscox Ltd.	16,462
3,796	HMV Group PLC	7,552
697	Holidaybreak PLC	1,899
290	Homeserve PLC	4,093
930	Hunting PLC	5,269
3,794	Informa PLC	13,114
1,750	Inmarsat PLC	10,363
676	Intermediate Capital Group PLC	3,745
1,720	Interserve PLC	4,941
743	Intertek Group PLC	9,143
5,878	Invensys PLC *	13,135
5,239	Invista Foundation Property Trust Ltd.	1,001
2,040	Jardine Lloyd Thompson Group PLC	13,279
5,313	JJB Sports PLC	613
1,682	John Wood Group PLC	4,710
12,483	Johnston Press PLC	1,562
10,614	Kcom Group PLC	2,372
829	Keller Group PLC	7,356
601	Kier Group PLC	8,647
1,327	Laird Group PLC	1,684
485	London Stock Exchange Group PLC	3,365
3,929	Lookers PLC	1,544
1,720	Luminar Group Holdings PLC	2,579
175	Mapeley Ltd.	177
2,039	Marshalls PLC	2,058
5,368	Marston’s PLC	8,068
5,007	Mcbride PLC	9,059
3,863	Meggitt PLC	7,700
25,502	Melrose PLC	24,358
1,731	Michael Page International PLC	5,453
1,886	Millennium & Copthorne Hotels PLC	6,376
2,776	Minerva PLC *	740
6,990	Misys PLC	11,740
2,466	Mitie Group	7,217
2,326	Morgan Crucible Co.	3,219
427	Morgan Sindall PLC	3,383
1,821	N Brown Group PLC	5,113
12,528	Northern Foods PLC	9,664
1,314	Northgate PLC	1,482
3,292	Northumbrian Water Group PLC	11,153
5,937	Paragon Group of Cos. PLC	3,980
44,416	Pendragon PLC	1,518
651	Petrofac Ltd.	3,900
4,519	Premier Farnell PLC	8,828
10,947	Premier Foods PLC	4,971
366	Premier Oil PLC *	3,731
1,768	PZ Cussons PLC	4,703
4,678	QinetiQ PLC	10,133
1,345	Quintain Estates & Development PLC	480
3,478	Redrow PLC	7,822
2,368	Reed Elsevier PLC	17,717
3,302	Regus PLC	2,261
288	Renishaw PLC	1,369

2,726	Restaurant Group PLC	4,264
427	Robert Wiseman Dairies PLC	2,019
377	Rotork PLC	3,761
1,384	Savills PLC	4,869
2,513	Serco Group PLC	15,914
1,185	Shaftesbury PLC	4,621
2,569	Shanks Group PLC	3,620
1,243	SIG PLC	2,146
4,893	Smiths News PLC	3,950
1,095	Southern Cross Healthcare Ltd.	1,247
922	Spectris PLC	6,404
593	Spirax-Sarco Engineering PLC	7,134
4,174	Sports Direct International PLC	2,934
1,077	SSL International PLC	7,826
2,248	St. Ives Group PLC	2,220
1,212	St. James’s Place PLC	3,320
694	St. Modwen Properties PLC	1,138
6,455	Stagecoach Group PLC	11,330
5,996	TT electronics PLC	2,593
1,598	Tullett Prebon PLC	3,531
1,721	Tullow Oil PLC	17,169
931	UK Coal PLC *	1,688
325	Ultra Electronics Holdings	5,445
3,662	Uniq PLC	594
1,092	Unite Group PLC	1,008
770	Venture Production PLC	6,500
1,080	VT Group PLC	9,264
858	Warner Estate Holdings PLC	275
1,187	Weir Group (The) PLC	5,716
2,294	Wetherspoon (J.D.) PLC	11,311
2,265	WH Smith PLC	11,013
2,203	Wincanton PLC	4,883
166,094	Woolworths Group PLC	2,921
1,733	Workspace Group PLC	531
682	WPP PLC	3,840
2,277	Yule Catto & Co. PLC	1,748
		925,644
	Total Common Stocks and Other Equity Interests (Cost $6,889,580)	2,948,981

	Preferred Stocks—0.6%
	Germany—0.5%
199	Draegerwerk AG & Co. KGaA	5,077
43	Fuchs Petrolub AG	1,626
491	Jungheinrich AG	5,506
287	Sixt AG	2,865
		15,074
	United Kingdom—0.1%
200	Hugo Boss AG	3,070

	Total Preferred Stocks (Cost $57,821)	18,144

	Rights—0.0%
	Germany—0.0%
63	MPC Muenchmeyer Petersen Capital AG Rights, expiring 02/05/2009 * (Cost $0)	—

	Total Investments (Cost $6,947,401)(a)—100.0%	2,967,125
	Other assets less liabilities—0.0%	309

	Net Assets—100.0%	$2,967,434

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $6,956,220. The net unrealized depreciation was $3,989,095 which consisted of aggregate gross unrealized appreciation of $2,298 and aggregate gross unrealized depreciation of $3,991,393.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI International Real Estate Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Australia—17.0%
26,850	Australand Property Group REIT	$4,354
137,912	Centro Properties Group REIT *	7,367
22,382	CFS Retail Property Trust REIT	25,619
42,242	Commonwealth Property Office Fund REIT	23,101
47,524	Dexus Property Group REIT	22,968
10,601	FKP Property Group	3,034
23,752	Goodman Group REIT	10,799
80,070	GPT Group REIT	38,697
16,132	ING Industrial Fund REIT	1,539
43,257	ING Office Fund REIT	13,616
18,125	Lend Lease Corp. Ltd.	78,259
34,942	Macquarie CountryWide Trust REIT	5,444
50,592	Macquarie DDR Trust REIT	1,769
90,504	Macquarie Office Trust REIT	10,935
32,234	Mirvac Group REIT	23,470
24,248	Stockland REIT	56,125
23,971	Westfield Group REIT	183,527
		510,623
	Austria—0.6%
3,177	Atrium European Real Estate Ltd. *	8,876
1,430	Immoeast AG *	1,686
5,966	Immofinanz AG *	6,804
		17,366
	Belgium—1.5%
286	Befimmo S.C.A. Sicafi REIT	27,484
153	Cofinimmo REIT	18,589
		46,073
	Canada—10.6%
743	Boardwalk REIT	16,018
7,919	Brookfield Asset Management, Inc., Class A	122,951
4,167	Brookfield Properties Corp.	21,913
1,486	Calloway REIT	14,131
1,613	Canadian Apartment Properties REIT	17,836
974	Canadian REIT	15,845
2,667	Chartwell Seniors Housing REIT	11,938
4,129	Extendicare REIT	18,484
495	First Capital Realty, Inc.	6,591
935	FirstService Corp. *	10,354
2,413	H&R REIT	15,842
2,866	InnVest REIT	7,328
3,338	RioCan REIT	39,145
		318,376

	China—1.9%
10,000	Agile Property Holdings Ltd.	3,933
43,000	China Vanke Co. Ltd., Class B	33,214
9,000	Country Garden Holdings Co.	1,892
10,500	Greentown China Holdings Ltd.	3,805
4,800	Guangzhou R&F Properties Co. Ltd., H-Shares	4,023
7,500	Shimao Property Holdings Ltd.	4,933
10,500	Shui On Land Ltd.	2,722
6,000	Yanlord Land Group Ltd.	3,773
		58,295
	Denmark—0.1%
839	Sjaelso Gruppen A/S	3,144

	Egypt—0.2%
743	Six of October Development & Investment Co. *	4,817

	Finland—0.2%
1,703	Sponda Oyj	7,202

	France—6.3%
217	Fonciere Des Regions REIT	13,304
220	Gecina S.A. REIT	15,298
710	Klepierre REIT	17,005
776	Nexity	12,182
176	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	15,427
860	Unibail-Rodamco REIT	115,945
		189,161
	Germany—0.2%
949	IVG Immobilien AG	5,765

	Guernsey—0.2%
6,022	F&C Commercial Property Trust Ltd.	5,079

	Hong Kong—19.8%
38,000	Champion REIT	9,458
11,000	Cheung Kong Holdings Ltd.	103,409
12,640	China Overseas Land & Investment Ltd.	16,919
8,000	China Resources Land Ltd.	9,440
11,000	Chinese Estates Holdings Ltd.	13,674
120,000	Guangzhou Investment Co. Ltd.	11,915
11,000	Hang Lung Group Ltd.	36,172
14,000	Hang Lung Properties Ltd.	32,136
277,000	Henderson Investment Ltd.	18,932
8,000	Henderson Land Development Co. Ltd.	31,104
15,000	Hongkong Land Holdings Ltd.	32,100
9,500	Hopewell Holdings Ltd.	31,546
10,000	Hopson Development Holdings Ltd.	5,880
9,000	Hysan Development Co. Ltd.	14,740
3,500	Kerry Properties Ltd.	8,377
6,000	Kowloon Development Co. Ltd.	2,584
18,000	Link (The) REIT	34,121
14,000	New World China Land Ltd.	3,557
32,000	New World Development Co. Ltd.	30,867
38,000	Pacific Century Premium Developments Ltd.	7,595
24,000	Shenzhen Investment Ltd.	4,178
10,000	Sino Land Co.	9,801
13,000	Sun Hung Kai Properties Ltd.	117,348
6,000	Wheelock & Co. Ltd.	10,662
		596,515

	Israel—0.2%
1,277	Gazit Globe Ltd.	5,934

	Italy—1.1%
16,417	Beni Stabili SpA	13,012
16,415	IMMSI SpA	14,515
701	Pirelli & C. Real Estate SpA	3,753
3,342	Risanamento SpA *	1,636
		32,916
	Japan—19.1%
1,700	Arnest One Corp.	2,215
1,200	Atrium Co. Ltd.	2,552
10,000	Daikyo, Inc.	6,569
460	Goldcrest Co. Ltd.	11,166
1,200	Iida Home Max	5,679
2,300	Japan General Estate (The) Co. Ltd.	3,201
2,100	Joint Corp.	2,899
1,200	Meiwa Estate Co. Ltd.	5,799
7,000	Mitsubishi Estate Co. Ltd.	94,388
13,000	Mitsui Fudosan Co. Ltd.	172,254
1,800	Nomura Real Estate Holdings, Inc.	32,789
15	NTT Urban Development Corp.	13,245
32	Pacific Holdings Co.	1,251
170	Sumitomo Real Estate Sales Co. Ltd.	4,912
10,000	Sumitomo Realty & Development Co. Ltd.	117,693
7,000	Tokyo Tatemono Co. Ltd.	24,006
400	Tokyu Community Corp.	7,344
13,000	Tokyu Land Corp.	41,833
1,800	Touei Housing Corp.	2,746
30,000	Towa Real Estate Development Co. Ltd.	17,704
2,800	Urban Corp.	—
3,000	Yuraku Real Estate Co. Ltd.	3,507
24	Zephyr Co. Ltd.	—
		573,752
	Luxembourg—0.2%
555	GAGFAH S.A.	2,162
985	ProLogis European Properties	3,913
		6,075
	Netherlands—3.4%
755	Corio N.V. REIT	32,431
529	Eurocommercial Properties N.V. CVA REIT	15,355
985	Nieuwe Steen Investments Funds N.V. REIT	16,460
314	Vastned Retail N.V. REIT	13,444
360	Wereldhave N.V. REIT	25,916
		103,606
	Philippines—0.4%
41,100	Ayala Land, Inc.	5,466
35,100	SM Prime Holdings, Inc.	5,335
		10,801

	Singapore—3.8%
29,000	Ascendas REIT	28,025
18,000	CapitaLand Ltd.	28,594
16,000	CapitaMall Trust REIT	16,945
2,000	Guocoland Ltd.	1,416
4,000	Keppel Land Ltd.	3,707
29,000	Suntec REIT	12,669
8,000	UOL Group Ltd.	10,379
12,000	Wheelock Properties Ltd.	7,903
12,000	Wing Tai Holdings Ltd.	5,520
		115,158
	South Africa—2.9%
9,343	ApexHi Properties Ltd., Class A	12,546
9,343	ApexHi Properties Ltd., Class B	15,211
37,570	Fountainhead Property Trust	20,916
27,306	Growthpoint Properties Ltd.	38,835
		87,508
	Spain—0.0%
5,859	Inmobiliaria Colonial S.A. *	1,201

	Sweden—2.0%
2,700	Castellum AB	17,414
3,698	Fabege AB	12,527
1,310	Hufvudstaden AB, Class A	7,770
1,569	JM AB	8,114
2,857	Kungsleden AB	14,810
		60,635
	Switzerland—1.4%
604	PSP Swiss Property AG	25,576
361	Swiss Prime Site AG *	15,240
		40,816
	United Kingdom—6.9%
1,509	British Land Co. PLC REIT	9,844
5,411	Brixton PLC REIT	6,709
2,535	Grainger PLC	3,764
2,696	Great Portland Estates PLC REIT	8,930
3,096	Hammerson PLC REIT	18,111
3,696	Helical Bar PLC	16,679
7,753	Land Securities Group PLC REIT	77,069
4,889	Liberty International PLC REIT	26,273
468	Mapeley Ltd.	472
4,906	Savills PLC	17,258
7,541	Segro PLC REIT	17,368
5,728	UK Commercial Property Trust Ltd.	4,542
		207,019
	Total Common Stocks and Other Equity Interests (Cost $5,496,322)	3,007,837

	Rights—0.0%
	Singapore—0.0%
1,533	Ascendas Real Estate Investment Trust Rights, expiring 02/05/2009 * (Cost $0)	304

Total Investments (Cost $5,496,322)(a)—100.0%	3,008,141
Other assets less liabilities—0.0%	1

Net Assets—100.0%	$3,008,142

REIT Real Estate Investment Trust

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $5,498,225. The net unrealized depreciation was $2,490,084 which consisted of aggregate gross unrealized appreciation of $1,094 and aggregate gross unrealized depreciation of $2,491,178.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—18.7%
600	Aisin Seiki Co. Ltd.	$8,072
200	Benesse Corp.	8,542
3,300	Bridgestone Corp.	41,961
1,000	Calsonic Kansei Corp.	1,053
500	Canon Marketing Japan, Inc.	7,358
900	Casio Computer Co. Ltd.	7,071
3,850	Daiei (The), Inc.*	17,290
1,000	Daihatsu Motor Co. Ltd.	8,433
1,400	Denso Corp.	25,373
800	Dentsu, Inc.	13,751
100	Fast Retailing Co. Ltd.	12,614
6,000	Fuji Heavy Industries Ltd.	17,297
3	Fuji Media Holdings, Inc.	3,820
230	Hakuhodo DY Holdings, Inc.	10,285
8,500	Haseko Corp.	7,899
6,400	Honda Motor Co. Ltd.	147,125
1,680	Isetan Mitsukoshi Holdings Ltd.	12,073
5,000	Isuzu Motors Ltd.	5,806
15,400	JVC KENWOOD Holdings, Inc.*	6,173
300	Kanto Auto Works Ltd.	2,789
300	Makita Corp.	5,458
1,100	Marui Group Co. Ltd.	5,687
6,000	Mazda Motor Corp.	9,304
19,000	Mitsubishi Motors Corp.*	25,287
900	Namco Bandai Holdings, Inc.	8,998
20	Nippon Television Network Corp.	2,053
15,600	Nissan Motor Co. Ltd.	47,009
500	NOK Corp.	3,514
100	Oriental Land Co. Ltd.	7,605
10,000	Panasonic Corp.	121,360
1,400	Pioneer Corp.	2,564
100	Sankyo Co. Ltd.	4,797
14,000	Sanyo Electric Co. Ltd.*	21,554
1,000	Sega Sammy Holdings, Inc.	12,656
2,000	Sekisui Chemical Co. Ltd.	11,134
3,000	Sekisui House Ltd.	25,205
3,000	Sharp Corp.	22,280
3,800	Sony Corp.	74,079
1,300	Sumitomo Forestry Co. Ltd.	9,329
900	Sumitomo Rubber Industries Ltd.	5,655
1,500	Suzuki Motor Corp.	20,255
1,000	Takashimaya Co. Ltd.	6,731
200	Takata Corp.	1,504
100	Tokyo Broadcasting System, Inc.	1,361
100	Toyoda Gosei Co. Ltd.	1,133
200	Toyota Auto Body Co. Ltd.	2,668
100	Toyota Boshoku Corp.	804
600	Toyota Industries Corp.	11,992
9,000	Toyota Motor Corp.	289,595
230	Yamada Denki Co. Ltd.	13,555
600	Yamaha Corp.	5,250
800	Yamaha Motor Co. Ltd.	7,506
2,000	Yokohama Rubber (The) Co. Ltd.	7,028
		1,159,695

	Consumer Staples—5.6%
4,600	Aeon Co. Ltd.	36,950
2,000	Ajinomoto Co., Inc.	17,229
1,400	Asahi Breweries Ltd.	21,615
12	Japan Tobacco, Inc.	34,512
1,000	Kao Corp.	24,294
2,000	Kirin Holdings Co. Ltd.	25,091
200	Lawson, Inc.	9,886
2,000	Meiji Dairies Corp.	9,391
1,000	Nippon Meat Packers, Inc.	12,603
1,000	Nisshin Seifun Group, Inc.	10,872
300	Nissin Foods Holdings Co. Ltd.	10,279
200	Ryoshoku Ltd.	4,644
3,100	Seven & I Holdings Co. Ltd.	82,690
1,000	Shiseido Co. Ltd.	16,817
2,000	UNY Co. Ltd.	16,629
1,000	Yamazaki Baking Co. Ltd.	13,492
		346,994
	Energy—2.6%
9,000	Cosmo Oil Co. Ltd.	23,946
300	Idemitsu Kosan Co. Ltd.	19,582
2	INPEX Corp.	14,357
100	Japan Petroleum Exploration Co. Ltd.	4,613
6,500	Nippon Mining Holdings, Inc.	23,647
11,000	Nippon Oil Corp.	47,812
1,100	Showa Shell Sekiyu K.K.	10,302
2,000	TonenGeneral Sekiyu K.K.	19,329
		163,588
	Financials—15.9%
1,000	77 Bank (The) Ltd.	5,021
310	Acom Co. Ltd.	10,850
750	Aiful Corp.	1,625
4,000	Aioi Insurance Co. Ltd.	19,552
3,000	Aozora Bank Ltd.	3,351
1,000	Bank of Kyoto (The) Ltd.	10,527
3,000	Bank of Yokohama (The) Ltd.	15,327
2,000	Chiba Bank (The) Ltd.	11,223
1,000	Chugoku Bank (The) Ltd.	14,063
5,000	Chuo Mitsui Trust Holdings, Inc.	19,674
700	Credit Saison Co. Ltd.	6,869
200	Daito Trust Construction Co. Ltd.	8,610
3,000	Daiwa House Industry Co. Ltd.	26,850
4,000	Daiwa Securities Group, Inc.	22,095
500	Fuyo General Lease Co. Ltd.	7,824
1,000	Gunma Bank (The) Ltd.	5,793
2,000	Hachijuni Bank (The) Ltd.	11,202
2,000	Hiroshima Bank (The) Ltd.	8,503
900	Hitachi Capital Corp.	10,930
4,000	Hokuhoku Financial Group, Inc.	7,923
700	IBJ Leasing Co. Ltd.	9,473
1,000	Iyo Bank (The) Ltd.	11,777
2,000	Joyo Bank (The) Ltd.	10,850
500	Leopalace21 Corp.	4,220
1,000	Mitsubishi Estate Co. Ltd.	13,117

30,485	Mitsubishi UFJ Financial Group, Inc.	169,158
380	Mitsubishi UFJ Lease & Finance Co. Ltd.	8,966
2,000	Mitsui Fudosan Co. Ltd.	25,800
1,900	Mitsui Sumitomo Insurance Group Holdings, Inc.	49,262
30,000	Mizuho Financial Group, Inc.	74,279
2,000	Mizuho Trust & Banking Co. Ltd.	2,072
2,000	NIPPONKOA Insurance Co. Ltd.	16,362
1,000	Nissay Dowa General Insurance Co. Ltd.	5,306
5,900	Nomura Holdings, Inc.	38,224
340	ORIX Corp.	14,847
650	Promise Co. Ltd.	11,933
600	Resona Holdings, Inc.	9,254
300	Ricoh Leasing Co. Ltd.	4,388
1,000	Sapporo Hokuyo Holdings, Inc.	3,562
3,000	Shinsei Bank Ltd.	3,833
2,000	Shizuoka Bank (The) Ltd.	20,859
4,000	Sompo Japan Insurance, Inc.	24,949
2,600	Sumitomo Mitsui Financial Group, Inc.	103,070
1,000	Sumitomo Realty & Development Co. Ltd.	11,456
5,000	Sumitomo Trust & Banking (The) Co. Ltd.	24,524
800	T&D Holdings, Inc.	25,866
530	Takefuji Corp.	3,744
2,000	Tokio Marine Holdings, Inc.	52,989
800	Tokyo Leasing Co., Ltd.	7,055
1,000	Tokyu Land Corp.	3,121
		992,128
	Health Care—3.7%
200	Alfresa Holdings Corp.	8,489
800	Astellas Pharma, Inc.	30,298
600	Chugai Pharmaceutical Co. Ltd.	11,577
1,200	Daiichi Sankyo Co. Ltd.	26,952
600	Eisai Co. Ltd.	21,922
1,000	Kyowa Hakko Kirin Co. Ltd.	9,030
1,100	Mediceo Paltac Holdings Co. Ltd.	12,227
200	Ono Pharmaceutical Co. Ltd.	10,549
300	Suzuken Co. Ltd.	7,737
1,000	Taisho Pharmaceutical Co. Ltd.	20,418
1,400	Takeda Pharmaceutical Co. Ltd.	65,620
200	Terumo Corp.	6,793
		231,612
	Industrials—16.7%
2,000	All Nippon Airways Co. Ltd.	7,509
1,000	Amada Co. Ltd.	4,780
3,000	Asahi Glass Co. Ltd.	15,671
6	Central Japan Railway Co.	42,804
3,000	Dai Nippon Printing Co. Ltd.	29,297
400	Daikin Industries Ltd.	9,173
1,000	East Japan Railway Co.	67,828
200	Fanuc Ltd.	11,856
4,000	Fuji Electric Holdings Co. Ltd.	4,768
2,000	Fujikura Ltd.	5,472
4,000	Furukawa Electric (The) Co. Ltd.	13,824
5,000	Hankyu Hanshin Holdings, Inc.	27,385
3,000	Hanwa Co. Ltd.	8,853
1,000	Hino Motors Ltd.	1,760
200	Hitachi Construction Machinery Co. Ltd.	1,961
7,000	IHI Corp.	8,132
4,000	ITOCHU Corp.	19,450

5,000	Japan Airlines Corp.	10,790
1,000	JFE Shoji Holdings, Inc.	2,975
1,300	JS Group Corp.	17,335
1,000	JTEKT Corp.	6,182
8,000	Kajima Corp.	21,106
9,000	Kanematsu Corp.*	8,944
7,000	Kawasaki Heavy Industries Ltd.	12,731
2,000	Kawasaki Kisen Kaisha Ltd.	7,289
1,000	Keihin Electric Express Railway Co. Ltd.	7,661
2,000	Keio Corp.	10,633
1,000	Kinden Corp.	8,830
5,000	Kintetsu Corp.	22,607
1,800	Komatsu Ltd.	18,588
2,000	Kubota Corp.	10,881
6,000	Marubeni Corp.	21,360
3,200	Mitsubishi Corp.	42,297
6,000	Mitsubishi Electric Corp.	27,545
15,000	Mitsubishi Heavy Industries Ltd.	56,695
4,000	Mitsui & Co. Ltd.	41,753
2,000	Mitsui O.S.K. Lines Ltd.	11,426
1,000	Nagase & Co. Ltd.	8,868
4,000	Nagoya Railroad Co. Ltd.	12,270
500	NEC Capital Solutions Ltd.	4,041
5,000	Nippon Express Co. Ltd.	17,902
3,000	Nippon Sheet Glass Co. Ltd.	7,342
2,000	Nippon Steel Trading Co. Ltd.	3,087
4,000	Nippon Yusen Kabushiki Kaisha	18,747
2,000	NSK Ltd.	6,421
1,000	NTN Corp.	2,665
5,000	Obayashi Corp.	23,511
2,000	Odakyu Electric Railway Co. Ltd.	15,937
1,000	Panasonic Electric Works Co. Ltd.	7,859
400	Secom Co. Ltd.	16,801
1,000	Seino Holdings Co. Ltd.	4,846
4,000	Shimizu Corp.	18,050
100	SMC Corp.	8,919
17,100	Sojitz Corp.	26,208
2,000	Sumikin Bussan Corp.	5,251
3,500	Sumitomo Corp.	31,682
2,400	Sumitomo Electric Industries Ltd.	18,070
1,000	Sumitomo Heavy Industries Ltd.	3,176
9,000	Taisei Corp.	19,878
3,000	Tobu Railway Co. Ltd.	16,423
500	Tokyo Leasing Co. Ltd.	3,836
4,000	Tokyu Corp.	17,363
3,000	Toppan Printing Co. Ltd.	20,207
1,000	Toto Ltd.	5,282
900	Toyota Tsusho Corp.	8,075
7	West Japan Railway Co.	28,478
1,000	Yamato Holdings Co. Ltd.	10,159
		1,039,505
	Information Technology—10.2%
400	Advantest Corp.	5,402
1,000	Alps Electric Co. Ltd.	4,199
1,300	Brother Industries Ltd.	8,411
3,600	Canon, Inc.	98,257
1,100	Citizen Holdings Co. Ltd.	4,480
300	Elpida Memory, Inc.*	2,114
1,700	FUJIFILM Holdings Corp.	37,178
10,000	Fujitsu Ltd.	44,965

300	Hitachi High-Technologies Corp.	4,488
21,000	Hitachi Ltd.	64,073
700	Hoya Corp.	12,486
200	Ibiden Co. Ltd.	4,048
300	Konami Corp.	6,004
1,500	Konica Minolta Holdings, Inc.	11,684
700	Kyocera Corp.	44,950
600	Murata Manufacturing Co. Ltd.	22,711
16,000	NEC Corp.	42,672
200	NEC Electronics Corp.*	1,386
100	Nidec Corp.	4,805
100	Nintendo Co. Ltd.	31,010
1,000	Nippon Electric Glass Co. Ltd.	6,602
300	Nomura Research Institute Ltd.	5,439
3	NTT Data Corp.	9,586
5,000	Oki Electric Industry Co. Ltd.	3,028
900	OMRON Corp.	10,722
100	Oracle Corp. Japan	3,981
3,000	Ricoh Co. Ltd.	36,621
400	Rohm Co. Ltd.	19,872
1,100	Seiko Epson Corp.	13,968
200	Sumco Corp.	2,588
300	TDK Corp.	11,267
300	Tokyo Electron Ltd.	10,999
12,000	Toshiba Corp.	41,906
800	Yokogawa Electric Corp.	3,639
		635,541
	Materials—7.4%
5,000	Asahi Kasei Corp.	20,459
2,000	Daicel Chemical Industries Ltd.	8,793
1,000	Daido Steel Co. Ltd.	2,732
4,000	DIC Corp.	6,470
400	Hitachi Chemical Co. Ltd.	4,358
1,800	JFE Holdings, Inc.	44,746
400	JSR Corp.	4,865
1,000	Kaneka Corp.	5,349
11,000	Kobe Steel Ltd.	16,431
1,500	Kuraray Co. Ltd.	11,803
5,000	Mitsubishi Chemical Holdings Corp.	20,498
1,000	Mitsubishi Gas Chemical Co., Inc.	3,973
4,000	Mitsubishi Materials Corp.	9,967
3,000	Mitsubishi Rayon Co. Ltd.	7,192
3,000	Mitsui Chemicals, Inc.	8,626
4,000	Mitsui Mining & Smelting Co. Ltd.	7,192
6,000	Nippon Light Metal Co. Ltd.	4,860
1,000	Nippon Paper Group, Inc.	29,707
17,000	Nippon Steel Corp.	49,931
4,000	Nisshin Steel Co. Ltd.	6,685
300	Nitto Denko Corp.	5,566
6,000	Oji Paper Co. Ltd.	28,487
800	Shin-Etsu Chemical Co. Ltd.	37,441
4,000	Showa Denko K.K.	5,317
5,000	Sumitomo Chemical Co. Ltd.	15,848
10,000	Sumitomo Metal Industries Ltd.	20,015
1,000	Sumitomo Metal Mining Co. Ltd.	9,311
7,000	Taiheiyo Cement Corp.	9,594
5,000	Teijin Ltd.	12,017
4,000	Toray Industries, Inc.	17,301
3,000	Tosoh Corp.	6,290
1,000	Toyo Seikan Kaisha Ltd.	14,827
3,000	Ube Industries Ltd.	6,467
		463,118

	Telecommunication Services—6.6%
14	KDDI Corp.	87,438
3,900	Nippon Telegraph & Telephone Corp.	188,938
73	NTT DocoMo, Inc.	127,206
600	Softbank Corp.	9,278
		412,860
	Utilities—12.6%
3,500	Chubu Electric Power Co., Inc.	99,337
1,800	Chugoku Electric Power (The) Co., Inc.	46,831
900	Electric Power Development Co. Ltd.	34,773
1,000	Hokkaido Electric Power Co., Inc.	24,200
900	Hokuriku Electric Power Co.	25,718
4,100	Kansai Electric Power (The) Co., Inc.	112,405
2,200	Kyushu Electric Power Co., Inc.	57,536
7,000	Osaka Gas Co. Ltd.	29,833
700	Shikoku Electric Power Co., Inc.	23,106
2,000	Toho Gas Co. Ltd.	12,210
2,400	Tohoku Electric Power Co., Inc.	61,816
6,900	Tokyo Electric Power (The) Co., Inc.	215,845
9,000	Tokyo Gas Co. Ltd.	42,582
		786,192
	Total Investments (Cost $9,220,865)(a)—100.0%	6,231,233
	Liabilities in excess of other assets—0.0%	(1,332)

	Net Assets—100.0%	$6,229,901

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $9,226,623. The net unrealized depreciation was $2,995,390 which consisted of aggregate gross unrealized appreciation of $190,383 and aggregate gross unrealized depreciation of 3,185,773.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks —96.8%
	Australia—2.5%
29,088	Futuris Corp. Ltd.	$10,543
64,270	Incitec Pivot Ltd.	109,121
6,902	Nufarm Ltd.	49,596
		169,260
	Belgium—0.1%
340	Sipef S.A.	8,065

	Brazil—1.3%
10,400	Cosan S.A. Industria e Comercio *	47,003
4,300	Sao Martinho S.A. *	22,488
3,800	SLC Agricola S.A.	20,446
		89,937
	Canada—12.4%
6,016	Agrium, Inc.	199,328
7,620	Potash Corp. of Saskatchewan	566,960
9,022	Viterra, Inc. *	67,309
		833,597
	China—0.9%
68,000	China BlueChemical Ltd., H-Shares	36,391
33,000	China Green Holdings Ltd.	21,575
		57,966
	Denmark—1.3%
950	Auriga Industries, Class B	16,658
1,850	Danisco A/S	68,376
		85,034
	France—0.9%
511	Vilmorin & Cie	56,841

	Germany—6.1%
5,471	K+S AG	260,462
252	KWS Saat AG	31,738
7,221	Suedzucker AG	114,468
		406,668
	Hong Kong—4.3%
96,960	Chaoda Modern Agriculture Holdings Ltd.	62,017
136,000	China Agri-Industries Holdings Ltd. *	61,383
88,000	Global Bio-Chem Technology Group Co. Ltd.	12,823
266,000	Sinofert Holdings Ltd.	152,987
		289,210

	Indonesia—0.9%
60,000	Astra Agro Lestari Tbk PT	57,469

	Ireland—0.2%
5,072	Origin Enterprises PLC *	11,375

	Israel—6.2%
42,113	Israel Chemicals Ltd.	298,822
292	Israel Corp. (The) Ltd.	64,025
17,137	Makhteshim-Agan Industries Ltd.	55,406
		418,253
	Japan—0.9%
1,200	Hokuto Corp.	31,867
1,900	Sakata Seed Corp.	27,714
		59,581
	Korea—0.5%
1,880	Namhae Chemical *	29,980

	Malaysia—7.9%
28,800	Asiatic Development Bhd	31,135
233,600	IOI Corp. Bhd	253,836
40,700	Kuala Lumpur Kepong Bhd	112,256
11,600	Kulim Malaysia Bhd	15,756
45,100	PPB Group Bhd	118,141
		531,124
	Netherlands—0.7%
1,329	Nutreco Holding NV	44,128

	Norway—3.7%
11,080	Yara International ASA	251,295

	Pakistan—0.0%
2,100	Engro Chemical Pakistan Ltd.	3,189

	Singapore—4.9%
380,000	Golden Agri-Resources Ltd.	77,972
132,000	Wilmar International Ltd.	253,376
		331,348
	Switzerland—7.9%
2,725	Syngenta AG	529,411

	Taiwan—0.8%
35,000	Taiwan Fertilizer Co. Ltd.	56,375

	United States—32.4%
17,882	Archer-Daniels-Midland Co.	489,609
4,625	Bunge Ltd.	198,598
2,154	CF Industries Holdings, Inc.	101,238
2,840	Corn Products International, Inc.	65,746
3,121	Darling International, Inc. *	14,325
2,422	Fresh Del Monte Produce, Inc. *	58,370

2,853	Intrepid Potash, Inc. *	58,144
6,182	Monsanto Co.	470,204
15,699	Mosaic (The) Co.	559,984
2,465	Scotts Miracle-Gro (The) Co., Class A	79,422
3,894	Terra Industries, Inc.	79,749
		2,175,389
	Total Common Stocks (Cost $7,328,497)	6,495,495

	Preferred Stocks —3.2%
	Brazil—1.4%
16,200	Fertilizantes Fosfatados S.A.	92,043

	Chile—1.8%
4,589	Sociedad Quimica y Minera de Chile S.A., Class B	125,344

	Total Preferred Stocks (Cost $193,597)	217,387

	Total Investments (Cost $7,522,094)(a)—100.0%	6,712,882
	Other assets less liabilities—0.0%	548

	Net Assets—100.0%	$6,713,430

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $7,530,288. The net unrealized depreciation was $817,406 which consisted of aggregate gross unrealized appreciation of $77,673 and aggregate gross unrealized depreciation of $895,079.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Biotech Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks —100.1%
	Australia—3.8%
3,505	CSL Ltd.	$83,581

	Austria—1.5%
1,006	Intercell AG *	33,106

	Denmark—2.3%
950	Genmab A/S *	39,848
325	NeuroSearch A/S *	9,777
		49,625
	France—0.5%
1,008	NicOx S.A. *	11,109

	Netherlands—1.1%
1,393	Crucell N.V. *	24,742

	Spain—4.7%
4,542	Grifols S.A.	80,207
4,737	Zeltia S.A.	22,461
		102,668
	Switzerland—5.6%
1,760	Actelion Ltd. *	95,832
202	Basilea Pharmaceutica *	25,148
		120,980
	United States—80.6%
800	Acorda Therapeutics, Inc. *	19,624
1,659	Alexion Pharmaceuticals, Inc. *	61,167
2,024	Alkermes, Inc. *	23,215
878	Alnylam Pharmaceuticals, Inc. *	18,517
2,852	Amgen, Inc. *	156,432
2,926	Amylin Pharmaceuticals, Inc. *	33,825
1,872	Biogen Idec, Inc. *	91,073
2,123	BioMarin Pharmaceutical, Inc. *	40,889
1,706	Celera Corp. *	14,399
3,040	Celgene Corp. *	160,968
1,078	Cephalon, Inc. *	83,200
1,225	Cepheid, Inc. *	9,114
1,206	Cubist Pharmaceuticals, Inc. *	25,821
1,299	CV Therapeutics, Inc. *	20,329
2,068	Genentech, Inc. *	168,004
2,474	Genzyme Corp. *	170,508
3,537	Gilead Sciences, Inc. *	179,574
1,714	Halozyme Therapeutics, Inc. *	9,890
2,890	Human Genome Sciences, Inc. *	5,231
2,036	Incyte Corp. Ltd. *	5,965
838	InterMune, Inc. *	9,587

2,039	Isis Pharmaceuticals, Inc. *	28,811
706	Martek Biosciences Corp.	18,674
2,732	Medarex, Inc. *	16,310
973	Myriad Genetics, Inc. *	72,557
1,197	Onyx Pharmaceuticals, Inc. *	36,425
1,227	OSI Pharmaceuticals, Inc. *	43,681
2,546	PDL BioPharma, Inc.	16,345
1,690	Regeneron Pharmaceuticals, Inc. *	29,541
800	Rigel Pharmaceuticals, Inc. *	5,592
1,158	Savient Pharmaceuticals, Inc. *	6,415
1,700	Seattle Genetics, Inc. *	17,153
1,312	Theravance, Inc. *	17,292
553	United Therapeutics Corp. *	37,576
3,177	Vertex Pharmaceuticals, Inc. *	105,000
		1,758,704
	Total Common Stocks (Cost $2,543,536)	2,184,515

	Money Market Fund—0.0%
715	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $715)	715

	Total Investments (Cost $2,544,251)(a)—100.1%	2,185,230
	Liabilities in excess of other assets—(0.1%)	(1,375)

	Net Assets—100.0%	$2,183,855

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $359,021 which consisted of aggregate gross unrealized appreciation of $46,605 and aggregate gross unrealized depreciation of $405,626.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Australia—1.2%
1,444,682	Babcock & Brown Wind Partners	$790,059
397,812	Energy Developments Ltd.	556,531
		1,346,590
	Austria—1.4%
40,981	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,573,938

	Belgium—3.1%
1,589,620	Hansen Transmissions International N.V. *	2,429,259
59,195	Umicore	1,108,290
		3,537,549
	Brazil—2.5%
448,000	Cosan S.A. Industria e Comercio *	2,024,749
145,100	Sao Martinho S.A. *	758,836
		2,783,585
	Canada—2.2%
161,058	5N Plus, Inc. *	765,118
345,652	Ballard Power Systems, Inc. *	426,542
106,833	Boralex, Inc., Class A *	680,712
226,958	Canadian Hydro Developers, Inc. *	620,549
		2,492,921
	China—10.3%
718,200	BYD Co. Ltd., H-Shares	1,359,594
2,724,000	China High Speed Transmission Equipment Co. Ltd.	3,249,277
301,727	Gushan Environmental Energy Ltd. ADR	573,281
180,809	JA Solar Holdings Co. Ltd. ADR *	480,952
163,945	LDK Solar Co. Ltd. ADR *	1,983,735
200,695	Suntech Power Holdings Co. Ltd. ADR*	1,888,540
395,193	Yingli Green Energy Holding Co. Ltd. ADR *	2,209,129
		11,744,508
	Denmark—5.5%
213,372	Greentech Energy Systems A/S *	704,259
27,880	Novozymes A/S, Class B	2,235,825
10,110	Rockwool International A/S, Class B	695,192
54,584	Vestas Wind Systems A/S *	2,669,569
		6,304,845
	Finland—1.8%
106,578	Fortum Oyj	2,086,937

	France—5.6%
88,955	EDF Energies Nouvelles S.A.	3,474,021
11,468	Saft Groupe S.A.	281,874
50,775	Sechilienne-Sidec	1,894,133
227,042	Theolia S.A. *	759,390
		6,409,418
	Germany—9.4%
21,694	Centrotherm Photovoltaics AG *	419,515
414,948	Conergy AG	420,087
28,342	Envitec Biogas AG *	608,364
235,122	Nordex AG *	2,708,765
61,513	Q-Cells SE *	1,513,514
30,091	Roth & Rau AG *	501,686
39,414	SMA Solar Technology AG *	1,529,918
33,846	Solar Millenium AG *	453,254
99,270	Solarworld AG	2,110,487
32,167	Solon SE *	394,494
		10,660,084
	Ireland—1.6%
541,693	Kingspan Group PLC	1,863,177

	Japan—5.8%
190,000	GS Yuasa Corp.	1,038,748
323	Japan Wind Development Co. Ltd.	1,183,242
190,000	Meidensha Corp.	524,663
709,000	Sanyo Electric Co. Ltd. *	1,105,222
298,000	Sharp Corp.	2,246,365
369,000	Takuma Co. Ltd.	534,128
		6,632,368
	New Zealand—1.4%
463,110	Contact Energy Ltd.	1,613,053

	Norway—2.0%
227,559	Renewable Energy Corp. A/S *	2,301,486

	Philippines—1.9%
46,778,000	Energy Development Corp.	2,152,756

	Spain—13.0%
130,274	Abengoa S.A.	2,043,419
25,588	Acciona S.A.	2,902,004
443,062	EDP Renovaveis S.A. *	3,304,501
171,928	Gamesa Corporacion Technologica S.A.	2,903,892
744,858	Iberdrola Renovables *	3,035,421
204,410	Solaria Energia y Medio Ambiente S.A. *	573,673
		14,762,910
	Switzerland—2.2%
20,511	BKW FMB Energie AG	1,758,288
2,137	Gurit Holding AG	690,884
		2,449,172

	United Kingdom—1.6%
52,875	Climate Exchange PLC *	678,446
294,042	Eaga PLC	610,445
398,326	PV Crystalox Solar PLC	525,454
		1,814,345
	United States—27.5%
52,336	American Superconductor Corp. *	846,796
121,404	Baldor Electric Co.	1,700,870
596,953	Capstone Turbine Corp. *	519,349
95,405	Covanta Holding Corp. *	1,649,552
136,287	Cree, Inc. *	2,716,200
83,140	Echelon Corp. *	615,236
144,032	Ener1, Inc. *	646,704
89,091	Energy Conversion Devices, Inc. *	2,242,420
83,498	EnerNOC, Inc. *	871,719
208,046	Evergreen Solar, Inc. *	459,782
15,190	First Solar, Inc. *	2,169,132
18,851	Fuel Systems Solutions, Inc. *	492,765
181,537	FuelCell Energy, Inc. *	700,733
210,292	GT Solar International, Inc. *	763,360
156,518	International Rectifier Corp. *	2,131,775
34,515	Itron, Inc. *	2,253,830
120,974	Johnson Controls, Inc.	1,513,385
52,057	Maxwell Technologies, Inc. *	243,627
148,163	MEMC Electronic Materials, Inc. *	2,015,017
64,588	Ormat Technologies, Inc.	2,001,582
656,044	Plug Power, Inc. *	590,440
29,974	Power Integrations, Inc.	583,594
487,071	Power-One, Inc. *	496,812
59,204	SunPower Corp., Class A *	1,986,886
27,080	Ultralife Corp. *	216,911
118,731	Zoltek Cos., Inc. *	840,615
		31,269,092
	Total Common Stocks and Other Equity Interests (Cost $205,517,557)	113,798,734

	Money Market Fund—0.1%
111,687	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $111,687)	111,687

	Total Investments (Cost $205,629,244)(a)—100.1%	113,910,421
	Liabilities in excess of other assets—(0.1%)	(87,044)

	Net Assets—100.0%	$113,823,377

ADR American Depositary Receipt

* Non Income producing security.

(a) At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $212,291,436. The net unrealized depreciation was $98,381,015 which consisted of aggregate gross unrealized appreciation of $1,521,789 and aggregate gross unrealized depreciation of $99,902,804.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Coal Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.1%
	Australia—16.8%
7,303	Aquila Resources Ltd. *	$11,507
10,111	Centennial Coal Co. Ltd.	17,663
4,317	Energy Resources of Australia Ltd.	52,047
5,960	Felix Resources Ltd.	25,429
2,382	Gloucester Coal Ltd.	5,173
21,601	New Hope Corp. Ltd.	46,032
18,541	Paladin Energy Ltd. *	35,255
5,645	Riversdale Mining Ltd. *	7,656
		200,762
	Canada—9.4%
5,100	Cameco Corp.	83,667
5,800	Denison Mines Corp. *	7,251
14,200	Uranium One, Inc. *	21,188
		112,106
	China—23.5%
115,000	China Coal Energy Co., H-Shares	82,543
49,000	China Shenhua Energy Co. Ltd., H-Shares	104,466
17,800	Inner Mongolia Yitai Coal Co., Class B	54,575
60,000	Yanzhou Coal Mining Co. Ltd., H-Shares	38,977
		280,561
	Indonesia—5.7%
545,000	Bumi Resources Tbk PT	23,698
70,000	Tambang Batubara Bukit Asam Tbk PT	44,527
		68,225
	Singapore—1.7%
33,000	Straits Asia Resources Ltd.	20,012

	Thailand—4.4%
8,300	Banpu PCL	52,190

	United Kingdom—0.7%
4,734	UK Coal PLC *	8,505

	United States—36.9%
1,100	Alliance Resource Partners LP	33,616
2,063	Alpha Natural Resources, Inc. *	33,668
2,977	Arch Coal, Inc.	45,221
3,161	Consol Energy, Inc.	86,169
1,370	Foundation Coal Holdings, Inc.	22,221
4,700	International Coal Group, Inc. *	11,374
800	James River Coal Co. *	10,848
2,567	Massey Energy Co.	38,967
2,400	Patriot Coal Corp. *	12,312

3,908	Peabody Energy Corp.	$97,700
3,352	USEC, Inc. *	17,062
1,692	Walter Industries, Inc.	31,200
		440,358
	Total Common Stocks (Cost $2,308,026)	1,182,719

	Money Market Fund—1.0%
	United States—1.0%
11,449	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,449)	11,449

	Total Investments (Cost $2,319,475)(a) —100.1%	1,194,168
	Liabilities in excess of other assets—(0.1%)	(789)

	Net Assets—100.0%	$1,193,379

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $2,320,797. The net unrealized depreciation was $1,126,629 which consisted of aggregate gross unrealized appreciation of $15,058 and aggregate gross unrealized depreciation of $1,141,687.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—100.1%
	Australia—9.4%
105,033	Lihir Gold Ltd. *	$209,055
10,180	Newcrest Mining Ltd.	200,677
68,919	PanAust Ltd. *	5,916
14,017	Sino Gold Mining Ltd. *	44,211
		459,859
	Bermuda—0.6%
12,461	Aquarius Platinum Ltd.	28,340

	Canada—45.5%
4,160	Agnico-Eagle Mines Ltd.	219,769
4,600	Alamos Gold, Inc. *	29,236
10,714	Barrick Gold Corp.	398,714
17,594	Eldorado Gold Corp. *	136,228
4,800	Franco-Nevada Corp.	98,528
5,760	Gammon Gold, Inc. *	37,630
11,550	GoldCorp, Inc.	338,344
3,000	Harry Winston Diamond Corp.	11,808
14,200	IAMGOLD Corp.	96,205
21,300	Kinross Gold Corp.	373,310
5,100	Novagold Resources, Inc. *	17,605
3,900	PAN American Silver Corp. *	70,429
9,100	Red Back Mining, Inc. *	57,836
3,000	Silver Standard Resources, Inc. *	59,959
10,800	Silver Wheaton Corp. *	69,860
27,000	Yamana Gold, Inc.	216,462
		2,231,923
	China—2.1%
192,000	Zijin Mining Group Co., Ltd.	103,246

	Mexico—3.4%
18,600	Industrias Penoles SAB de CV	166,961

	South Africa—23.0%
7,065	Anglo Platinum Ltd.	294,302
7,484	AngloGold Ashanti Ltd.	209,977
19,582	Gold Fields Ltd.	208,037
19,058	Harmony Gold Mining Co., Ltd. *	224,997
13,218	Impala Platinum Holdings Ltd.	154,069
10,247	Mvelaphanda Resources Ltd. *	19,987
11,570	Northam Platinum Ltd.	19,846
		1,131,215
	United Kingdom—5.3%
7,517	Lonmin PLC	93,905
3,672	Randgold Resources Ltd.	165,011
		258,916

	United States—10.8%
26,755	Coeur d’Alene Mines Corp. *	18,996
8,217	Hecla Mining Co. *	21,775
10,318	Newmont Mining Corp.	410,450
1,625	Royal Gold, Inc.	78,130
		529,351
	Total Investments (Cost $4,765,320) (a)—100.1%	4,909,811
	Liabilities in excess of other assets —(0.1%)	(3,629)

	Net Assets—100.0%	$4,906,182

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized appreciation was $144,491 which consisted of aggregate gross unrealized appreciation of $521,070 and aggregate gross unrealized depreciation of $376,579.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Australia—6.5%
66,590	Energy Resources of Australia Ltd.	$819,368
423,842	Paladin Energy Ltd. *	835,515
10,154	Silex Systems Ltd. *	23,180
		1,678,063
	Canada—10.5%
45,522	Cameco Corp.	746,798
238,633	Denison Mines Corp. *	298,327
624,883	Equinox Minerals Ltd. *	761,038
594,634	Uranium One, Inc. *	887,263
		2,693,426
	France—9.3%
4,282	Areva S.A.	1,838,821
10,645	EDF	521,858
622	Sperian Protection	28,293
		2,388,972
	Germany—5.0%
21,697	E.ON AG	701,791
5,408	RWE AG	421,850
7,209	SGL Carbon AG *	156,128
		1,279,769
	India—1.8%
33,949	Larsen & Toubro Ltd. GDR	468,496

	Japan—25.3%
144,000	Hitachi Ltd.	471,395
2,900	Hokkaido Electric Power Co., Inc.	70,555
2,400	Hokuriku Electric Power Co.	68,812
34,000	Japan Steel Works (The) Ltd.	375,170
40,000	JGC Corp.	581,227
17,100	Kansai Electric Power (The) Co., Inc.	473,148
9,700	Kyushu Electric Power Co., Inc.	254,894
121,000	Mitsubishi Heavy Industries Ltd.	464,815
4,200	Shikoku Electric Power Co., Inc.	139,829
80,500	Sumitomo Electric Industries Ltd.	619,369
4,000	Taihei Dengyo Kaisha Ltd.	48,191
24,300	Tokyo Electric Power (The) Co., Inc.	765,716
368,000	Toshiba Corp.	1,303,018
4,000	Toshiba Plant Systems & Services Corp.	45,073
213,000	Toyo Engineering Corp.	706,758
22,800	Yokogawa Electric Corp.	105,356
		6,493,326
	Korea—2.4%
11,810	Doosan Heavy Industries and Construction Co. Ltd. *	618,065

	Netherlands—0.5%
11,088	Chicago Bridge & Iron Co. N.V.	124,851

	Switzerland—0.1%
190	BKW FMB Energie AG	16,288

	United Kingdom—1.4%
56,616	Serco Group PLC	358,530

	United States—37.2%
12,188	Ametek, Inc.	389,528
5,396	Belden, Inc.	70,472
1,933	CIRCOR International, Inc.	43,009
6,110	Constellation Energy Group, Inc.	160,693
27,692	Duke Energy Corp.	419,534
24,457	Emerson Electric Co.	799,744
2,740	Entergy Corp.	209,226
14,327	Exelon Corp.	776,810
5,165	Federal Signal Corp.	34,864
7,163	FirstEnergy Corp.	358,078
6,607	Flowserve Corp.	352,219
11,011	Fluor Corp.	428,328
3,951	FPL Group, Inc.	203,674
6,188	General Cable Corp. *	101,854
38,191	General Electric Co.	463,257
5,906	Kirby Corp. *	141,626
1,082	Landauer, Inc.	74,204
26,552	McDermott International, Inc. *	275,344
3,939	Mine Safety Appliances Co.	77,283
5,347	MKS Instruments, Inc. *	75,125
18,647	Parker Hannifin Corp.	712,502
7,067	Progress Energy, Inc.	273,634
21,549	SAIC, Inc. *	425,377
29,610	Shaw Group (The), Inc. *	823,158
6,277	SPX Corp.	264,324
2,024	Team, Inc. *	39,974
23,451	Thermo Fisher Scientific, Inc. *	842,595
139,666	USEC, Inc. *	710,900
		9,547,336
	Total Common Stocks and Other Equity Interests (Cost $44,823,296)	25,667,122

	Money Market Fund—0.0%
	United States—0.0%
8,211	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $8,211)	8,211

	Total Investments (Cost $44,831,507)(a)—100.0%	25,675,333
	Liabilities in excess of other assets—0.0%	(6,793)

	Net Assets—100.0%	$25,668,540

GDR Global Depositary Receipt

* Non-income producing security.

(a) At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $45,316,648.  The net unrealized depreciation $19,641,315 which consisted of aggregate gross unrealized appreciation of $376,877 and aggregate gross unrealized depreciation of $20,018,192.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Progressive Transportation Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.1%
	Brazil—0.7%
4,100	Log-in Logistica Intermodal S.A.	$10,959

	Canada—10.7%
12,700	Bombardier, Inc., Class B	38,924
1,300	Canadian National Railway Co.	45,500
9,800	New Flyer Industries, Inc.	82,124
2,200	Westport Innovations, Inc. *	11,594
		178,142
	Chile—3.9%
2,376	Sociedad Quimica y Minera de Chile S.A. ADR	64,390

	China—4.0%
36,000	BYD Co. Ltd., H-Shares	67,092

	France—5.7%
1,029	Alstom S.A.	49,480
1,890	Saft Groupe S.A.	46,188
		95,668
	Germany—5.4%
1,632	Hamburger Hafen und Logistik AG	41,623
484	Vossloh AG	48,736
		90,359
	Italy—5.7%
4,387	Ansaldo STS SpA	53,224
29,847	Piaggio & C. SpA	41,089
		94,313
	Japan—14.9%
600	East Japan Railway Co.	40,697
14,000	GS Yuasa Corp.	75,027
9,000	Kinki Sharyo Co. Ltd.	41,789
9,000	Nippon Yusen KK	42,181
1,400	Shimano, Inc.	47,879
		247,573
	Taiwan—5.6%
22,000	Giant Manufacturing Co. Ltd.	46,651
40,000	Merida Industry Co. Ltd.	46,388
		93,039

	United Kingdom—6.6%
3,864	BG Group PLC	52,704
6,724	FirstGroup PLC	26,289
18,089	Stagecoach Group PLC	31,504
		110,497
	United States—36.9%
581	Burlington Northern Santa Fe Corp.	38,491
9,998	Clean Energy Fuels Corp. *	69,187
1,196	CSX Corp.	34,636
6,647	Ener1, Inc. *	29,845
1,402	Fuel Systems Solutions, Inc. *	36,648
1,697	Landstar System, Inc.	60,870
2,572	Marten Transport Ltd. *	45,422
1,800	Maxwell Technologies, Inc. *	8,424
900	Norfolk Southern Corp.	34,524
1,308	Overseas Shipholding Group, Inc.	46,696
11,419	Quantum Fuel Systems Technologies Worldwide, Inc. *	9,820
2,646	Reliance Steel & Aluminum Co.	58,556
890	Union Pacific Corp.	38,973
27,100	Valence Technology, Inc. *	47,154
3,671	WABCO Holdings, Inc.	54,882
		614,128
	Total Investments (Cost $2,199,419)(a)—100.1%	1,666,160
	Liabilities in excess of other assets—(0.1%)	(1,860)

	Net Assets—100.0%	$1,664,300

ADR American Depositary Receipt

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal Income tax purposes was $2,200,528. The net unrealized depreciation was $534,368 which consisted of aggregate gross unrealized appreciation of $24,621 and aggregate gross unrealized depreciation of $558,989.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Steel Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.1%
	Australia—4.1%
4,403	BlueScope Steel Ltd.	$9,686
16,212	Fortescue Metals Group Ltd. *	17,477
4,564	Mount Gibson Iron Ltd. *	1,127
2,372	Murchison Metals Ltd. *	759
5,078	OneSteel Ltd.	7,652
1,046	Sims Metal Management Ltd.	11,042
		47,743
	Austria—1.6%
953	Voestalpine AG	18,437

	Brazil—8.3%
4,100	Cia Siderurgica Nacional S.A.	62,085
2,700	Gerdau S.A.	13,830
1,800	MMX Mineracao e Metalicos S.A. *	3,308
1,500	Usinas Siderurgicas de Minas Gerais S.A.	17,432
		96,655
	Canada—0.3%
200	Labrador Iron Ore Royalty Income Fund	3,726

	Chile—1.0%
866	CAP S.A.	11,301

	China—0.8%
6,000	Angang Steel Co. Ltd., H-Shares	5,813
10,000	Maanshan Iron & Steel Co. Ltd., H-Shares	3,254
		9,067
	Egypt—0.4%
3,172	El Ezz Steel Rebars SAE	4,804

	Finland—2.1%
1,051	Outokumpu Oyj	11,983
812	Rautaruukki Oyj	12,905
		24,888
	Germany—6.1%
348	Salzgitter AG	25,253
2,296	ThyssenKrupp AG	46,635
		71,888
	Japan—27.3%
3,000	Daido Steel Co. Ltd.	8,197
2,000	Hitachi Metals Ltd.	10,308
3,400	JFE Holdings, Inc.	84,520

18,000	Kobe Steel Ltd.	26,887
500	Maruichi Steel Tube Ltd.	11,764
30,000	Nippon Steel Corp.	88,112
6,000	Nisshin Steel Co. Ltd.	10,027
1,000	Sanyo Special Steel Co. Ltd.	2,610
27,000	Sumitomo Metal Industries Ltd.	54,040
900	Tokyo Steel Manufacturing Co. Ltd.	8,824
400	Yamato Kogyo Co. Ltd.	9,676
1,000	Yodogawa Steel Works Ltd.	4,709
		319,674
	Korea—10.4%
360	Dongkuk Steel Mill Co. Ltd.	6,298
492	Hyundai Steel Co.	13,117
402	POSCO	102,651
		122,066
	Luxembourg—8.5%
3,919	ArcelorMittal	87,774
1,200	Ternium S.A. ADR	11,196
		98,970
	Mexico—0.6%
2,500	Industrias CH SAB de CV, Series B *	7,011

	Russia—2.2%
2,050	Evraz Group S.A. GDR	17,220
2,412	Mechel ADR	8,201
		25,421
	South Africa—4.0%
2,582	ArcelorMittal South Africa Ltd.	20,124
1,837	Kumba Iron Ore Ltd.	26,474
		46,598
	Spain—2.0%
1,473	Acerinox S.A.	19,206
770	Tubacex S.A.	1,989
1,012	Tubos Reunidos S.A.	2,524
		23,719
	Sweden—0.8%
1,400	Ssab Svenskt Stal AB, Series A	9,913

	Taiwan—4.6%
70,000	China Steel Corp.	47,244
3,000	Feng Hsin Iron & Steel Co.	3,223
5,000	Tung Ho Steel Enterprise Corp.	3,299
		53,766
	Turkey—1.2%
6,655	Eregli Demir ve Celik Fabrikalari TAS	14,300

	United States—12.8%
650	AK Steel Holding Corp.	5,246
581	Allegheny Technologies, Inc.	12,834
257	Carpenter Technology Corp.	4,241
658	Cliffs Natural Resources, Inc.	15,246
663	Commercial Metals Co.	7,625
1,303	Nucor Corp.	53,148
424	Reliance Steel & Aluminum Co.	9,383
163	Schnitzer Steel Industries, Inc., Class A	6,401
1,053	Steel Dynamics, Inc.	11,183
681	United States Steel Corp.	20,450
456	Worthington Industries, Inc.	4,587
		150,344
	Total Common Stocks and Other Equity Interests (Cost $2,171,836)	1,160,291

	Money Market Fund—0.1%
1,320	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,320)	1,320

	Total Investments (Cost $2,173,156)(a)—99.2%	1,161,611
	Other assets less liabilities—0.8%	8,852

	Net Assets—100.0%	$1,170,463

ADR American Depositary Receipt
GDR Global Depositary Receipt

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $2,227,390. The net unrealized depreciation was $1,065,779 which consisted of aggregate gross unrealized appreciation of $477 and aggregate gross unrealized depreciation of $1,066,256.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.7%
	Austria—1.7%
1,193,439	Christ Water Technology AG * (~)	$2,798,786

	Brazil—1.2%
189,700	Cia de Saneamento Basico do Estado de Sao Paulo	2,049,487

	Canada—5.4%
418,817	Stantec, Inc. *	9,015,789

	Finland—7.9%
1,193,697	Kemira Oyj	7,801,581
531,203	Uponor Oyj	5,445,890
		13,247,471
	France—10.7%
621,859	Suez Environnement S.A. *	9,969,367
349,919	Veolia Environnement	7,916,872
		17,886,239
	Germany—2.3%
9,482	KSB AG	3,766,865

	Hong Kong—1.2%
5,219,909	Guangdong Investment Ltd.	2,012,667

	Italy—1.1%
156,279	ACEA SpA	1,882,551

	Japan—13.2%
2,060,000	Ebara Corp.	3,830,531
349,100	Kurita Water Industries Ltd.	8,026,851
1,610,000	ORGANO Corp.	10,146,532
		22,003,914
	Malaysia—1.2%
2,737,000	Puncak Niaga Holding BHD	1,972,613

	Netherlands—5.2%
792,702	Arcadis N.V.	8,695,650

	Singapore—5.3%
7,550,000	Hyflux Ltd.	8,845,314

	Spain—1.1%
97,546	Sociedad General de Aguas de Barcelona S.A., Class A	1,786,323

	Switzerland—2.6%
44,515	Geberit AG	4,318,419

	United Kingdom—8.1%
2,095,706	Halma PLC	5,529,121
386,753	Severn Trent PLC	6,083,214
232,665	United Utilities Group PLC	1,814,692
		13,427,027
	United States—31.5%
95,198	American Water Works Co., Inc.	2,016,294
101,641	Aqua America, Inc.	2,108,034
114,715	Danaher Corp.	6,416,010
105,774	Itron, Inc. *	6,907,042
102,315	ITT Corp.	4,632,823
859,938	Nalco Holding Co.	8,435,992
194,906	Pentair, Inc.	4,457,500
450,817	Tetra Tech, Inc. *	10,472,478
175,986	Valmont Industries, Inc.	7,141,512
		52,587,685
	Total Common Stocks (Cost $279,370,329)	166,296,800

	Money Market Fund—0.1%
107,390	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $107,390)	107,390

	Total Investments (Cost $279,477,719)(a)—99.8%	166,404,190
	Other assets less liabilities—0.2%	288,988

	Net Assets—100.0%	$166,693,178

*                 Non-income producing security.

(~)   Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities.  The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer.  The value of this security as of January 31, 2009 represented 1.7% of the Fund’s Net Assets.

	Value 10/31/08	Purchase of Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 1/31/09	Dividend Income	Realized Gain/(Loss)
Christ Water Technology AG	$4,791,156	$333,893	$(351,645)	$(1,974,618)	$2,798,786	$—	$(85,261)

(a)  At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $295,731,093. The net unrealized depreciation was $129,326,903 which consisted of aggregate gross unrealized appreciation of $855,193 and aggregate gross unrealized depreciation of $130,182,096.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Wind Energy Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.9%
	Belgium—4.3%
612,756	Hansen Transmissions International N.V. *	$936,414

	Bermuda—1.4%
11,190,000	China WindPower Group Ltd. *	311,689

	Canada—3.2%
256,238	Canadian Hydro Developers, Inc. *	700,606

	China—5.8%
1,055,000	China High Speed Transmission Equipment Group Co. Ltd.	1,258,438

	Denmark—11.7%
86,100	Greentech Energy Systems A/S *	284,183
46,500	Vestas Wind Systems A/S *	2,274,201
		2,558,384
	France—5.8%
26,432	EDF Energies Nouvelles S.A.	1,032,267
69,099	Theolia S.A. *	231,116
		1,263,383
	Germany—11.0%
8,919	E.ON AG	288,485
62,338	Nordex AG *	718,176
73,755	Plambeck Neue Energien AG *	179,582
6,169	REpower Systems AG *	924,240
5,216	Siemens AG	293,976
		2,404,459
	Greece—1.0%
10,929	C. Rokas S.A.	224,088

	Japan—4.3%
226	Japan Wind Development Co. Ltd.	827,903
27,000	Mitsubishi Heavy Industries Ltd.	103,719
		931,622
	Spain—37.1%
525	Acciona S.A.	59,542
334,317	EDP Renovaveis S.A. *	2,493,445
8,743	Endesa S.A.	270,804
236,929	Fersa Energias Renovables S.A.	655,829
124,605	Gamesa Corporacion Tecnologica S.A.	2,104,598
621,602	Iberdrola Renovables S.A. *	2,533,133
		8,117,351

	Switzerland—2.4%
19,182	ABB Ltd. ADR	250,325
837	Gurit Holding AG	270,599
		520,924
	United Kingdom—2.9%
42,127	Centrica PLC	156,695
230,613	Clipper Windpower PLC *	280,941
12,465	International Power PLC	48,836
184,194	Renewable Energy Generation Ltd.	142,071
		628,543
	United States—9.0%
5,556	AES (The) Corp. *	43,948
63,390	American Superconductor Corp. *	1,025,650
3,373	FPL Group, Inc.	173,878
18,146	General Electric Co.	220,111
3,683	Xcel Energy, Inc.	67,988
61,352	Zoltek Cos., Inc. *	434,372
		1,965,947
	Total Common Stocks and Other Equity Interests (Cost $31,411,323)	21,821,848

	Money Market Fund—0.2%
50,804	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $50,804)	50,804

	Total Investments (Cost $31,462,127)(a)—100.1%	21,872,652
	Liabilities in excess of other assets—(0.1%)	(30,727)

	Net Assets—100.0%	$21,841,925

ADR American Depositary Receipt

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal Income tax purposes was $32,331,571. The net unrealized depreciation was $10,458,919 which consisted of aggregate gross unrealized appreciation of $247,630 and aggregate gross unrealized depreciation of $10,706,549.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Listed Private Equity Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—97.0%
	Australia—11.7%
1,402,403	Babcock & Brown Infrastructure Group	$74,910
237,983	Macquarie Airports	346,554
245,420	Macquarie Communications Infrastructure Group	146,699
342,518	Macquarie Infrastructure Group	348,491
116,471	Macquarie Media Group Ltd.	63,325
		979,979
	Belgium—10.1%
8,447	Ackermans & van Haaren N.V.	370,750
6,554	GIMV N.V.	257,260
46,032	RHJ International *	218,263
		846,273
	Bermuda—2.4%
71,900	GP Investments Ltd. BDR *	198,067

	Canada—5.9%
8,724	Clairvest Group, Inc.	87,532
29,274	Onex Corp.	401,150
		488,682
	Finland—0.8%
53,348	CapMan Oyj, Class B	69,049

	France—13.9%
20,272	Altamir Amboise	59,231
12,670	Eurazeo	430,594
10,963	Paris Orleans et Cie S.A.	245,859
10,985	Wendel	429,357
		1,165,041
	Germany—2.6%
9,746	ADCapital AG	73,064
13,408	Arques Industries AG *	30,756
6,890	Deutsche Beteiligungs AG	109,486
		213,306
	Guernsey—0.8%
61,593	European Capital Ltd.	63,145

	Italy—2.5%
126,734	DeA Capital SpA *	211,132

	Japan—5.3%
13,890	Daiwa SMBC Capital Co. Ltd. *	57,224
16,200	Jafco Co. Ltd.	325,046
99,000	Japan Asia Investment Co. Ltd.	63,935
		446,205

	Korea—4.0%
37,350	KTB Securities Co., Ltd. *	84,739
68,478	Macquarie Korea Infrastructure Fund	251,655
		336,394
	Netherlands—6.8%
9,413	HAL Trust	571,171

	Singapore—1.4%
1,264,000	K1 Ventures Ltd.	117,130

	South Africa—3.6%
55,323	Brait S.A.	66,968
55,553	Hosken Consolidated Investment Ltd.	234,137
		301,105
	Spain—0.9%
7,345	Dinamia	78,031

	Sweden—5.8%
10,200	AB Traction, Class B	60,252
32,700	Ratos AB, Class B	426,728
		486,980
	United Kingdom—18.5%
64,816	AP Alternative Assets LP	149,077
106,196	3i Group PLC	346,777
13,118	Candover Investments PLC	100,991
23,119	Dunedin Enterprise Investment Trust PLC	77,660
20,360	Electra Private Equity PLC	203,857
34,719	Graphite Enterprise Trust PLC	95,103
14,880	HgCapital Trust PLC	155,531
32,508	Intermediate Capital Group PLC	180,086
119,939	IP Group PLC *	93,375
69,806	JZ Capital Partners Ltd.	51,326
151,647	LMS Capital PLC *	98,383
		1,552,166
	Total Investments (Cost $17,953,811)(a)—97.0%	8,123,856
	Other assets less liabilities—3.0%	252,085

	Net Assets—100.0%	$8,375,941

BDR Brazilian Depositary Receipt

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal Income tax purposes was $18,599,310. The net unrealized depreciation was $10,475,454 which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $10,475,454.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.8%
	Egypt—16.9%
59,365	Commercial International Bank	$352,200
2,395	Eastern Tobacco	74,954
5,880	Egyptian Co. for Mobile Services (MobiNil)	142,104
59,315	Egyptian Financial Group-Hermes Holding SAE	151,538
113,261	Egyptian Kuwaiti Holding Co.	128,921
9,036	ElSwedy Cables Holding Co. *	86,862
17,488	Orascom Construction Industries	345,415
90,768	Orascom Telecom Holding SAE	360,560
37,602	Sidi Kerir Petrochemcials Co.	61,109
69,292	Telecom Egypt	181,378
		1,885,041
	Jordan—15.5%
74,640	Arab Bank	1,411,731
3,444	Arab Potash Co. PLC	173,237
4,760	Jordan Petroleum Refinery Co.	44,065
1,754	Jordan Phosphate Mines	46,916
14,412	Jordanian Electric Power Co.	59,303
		1,735,252
	Kuwait—16.0%
45,000	Al Ahli Bank of Kuwait KSC	94,117
35,000	Burgan Bank SAK	49,712
45,000	Commercial Bank of Kuwait	155,463
105,000	Gulf Bank KSC	108,714
74,000	Kuwait Finance House	297,409
35,000	Kuwait Investment Projects Co. Holding	52,710
190,000	Mobile Telecommunications Co. KSC	510,965
95,000	National Bank of Kuwait	349,578
82,500	National Industries Group Holding	68,335
45,000	Public Warehousing (The) Co. KSC	104,055
		1,791,058
	Lebanon—2.8%
20,583	Solidere GDR	308,285

	Morocco—18.8%
1,035	Alliances Developpement Immobilier S.A.*	72,840
23,968	Banque Marocaine du Commerce Exterieur	677,101
747	Compagnie Generale Immobiliere	177,441
22,008	Douja Promotion Groupe Addoha S.A.	220,367
33,900	Maroc Telecom	573,684
2,145	ONA S.A.	291,480
278	SONASID	88,716
		2,101,629

	Oman—4.1%
107,120	Bank Muscat SAOG	181,683
45,665	Oman Telecommunications Co.	188,237
24,370	Raysut Cement Co.	49,368
34,369	Renaissance Services SAOG	37,286
		456,574
	Qatar—13.2%
13,319	Barwa Real Estate Co. *	80,893
8,550	Doha Bank QSC *	74,590
50,850	First Finance Co. *	288,357
5,074	Qatar Electricity & Water Co.	108,433
28,111	Qatar Gas Transport Co. Ltd. (Nakilat) *	122,777
6,400	Qatar International Islamic Bank *	75,199
9,688	Qatar Islamic Bank *	189,917
12,038	Qatar National Bank SAQ *	360,057
3,004	Qatar Navigation	43,101
4,494	Qatar Telecom Q-Tee QSC *	125,070
		1,468,394
	United Arab Emirates—13.5%
1,352,120	Air Arabia *	334,815
1,822,423	DP World Ltd.	451,199
1,410,908	Emaar Properties	725,771
		1,511,785
	Total Investments (Cost $23,127,824)(a)—100.8%	11,258,018
	Liabilities in excess of other assets—(0.8%)	(94,048)

	Net Assets—100.0%	$11,163,970

GDR Global Depositary Receipt

* Non-income producing security.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $24,384,642. The net unrealized depreciation was $13,126,624 which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $13,126,624.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

January 31, 2009 (Unaudited)

Principal
Amount		Value

	United States Government Obligations—98.6%
	United States Treasury Bonds—66.8%
$1,860,000	8.875%, 02/15/19	$2,720,542
1,872,000	8.500%, 02/15/20	2,703,286
1,907,000	7.875%, 02/15/21	2,672,483
1,885,000	8.000%, 11/15/21	2,689,071
2,050,000	7.125%, 02/15/23	2,770,063
2,191,000	6.250%, 08/15/23	2,772,301
1,920,000	7.625%, 02/15/25	2,852,400
2,233,000	6.000%, 02/15/26	2,852,309
2,085,000	6.625%, 02/15/27	2,843,746
2,165,000	6.125%, 11/15/27	2,810,781
2,424,000	5.250%, 02/15/29	2,866,002
2,111,000	6.250%, 05/15/30	2,824,782
7,116,000	5.375%, 02/15/31	8,637,052
8,032,000	4.500%, 02/15/36	9,108,794
2,576,000	4.750%, 02/15/37	3,058,598
2,733,000	4.375%, 02/15/38	3,098,541
		57,280,751
	United States Treasury Notes—31.8%
2,516,000	4.750%, 02/28/09	2,525,040
2,562,000	3.500%, 02/15/10	2,639,762
2,427,000	4.500%, 02/28/11	2,607,511
2,397,000	4.625%, 02/29/12	2,630,710
2,511,000	3.875%, 02/15/13	2,745,623
2,511,000	4.000%, 02/15/14	2,789,369
2,532,000	4.000%, 02/15/15	2,811,510
2,481,000	4.500%, 02/15/16	2,826,596
2,472,000	4.625%, 02/15/17	2,807,267
2,700,000	3.500%, 02/15/18	2,845,970
		27,229,358
	Total Investments (Cost $80,475,657)(a)—98.6%	84,510,109
	Other assets less liabilities—1.4%	1,219,336

	Net Assets—100.0%	$85,729,445

(a) At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $80,484,733. The net unrealized appreciation was $4,025,376 which consisted of aggregate gross unrealized appreciation of $4,025,376 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Exchange Traded Funds—100.1%
	Commodity Funds—0.5%
485	PowerShares DB Gold Fund * (/)	$16,408
1,162	PowerShares DB Oil Fund * (/)	22,310
		38,718
	Currency Fund—0.1%
487	PowerShares DB G10 Currency Harvest Fund * (/)	8,980

	Domestic Equity Funds—44.8%
8,296	DJ Wilshire REIT ETF	276,174
88,899	PowerShares Dynamic Large Cap Growth Portfolio (=)	927,218
21,251	PowerShares Dynamic Large Cap Portfolio (=)	367,855
61,094	PowerShares Dynamic Large Cap Value Portfolio (=)	823,547
12,002	PowerShares Dynamic Mid Cap Growth Portfolio (=)	156,026
44,778	PowerShares Dynamic Mid Cap Value Portfolio (=)	452,706
20,891	PowerShares Dynamic Small Cap Growth Portfolio * (=)	207,865
27,573	PowerShares Dynamic Small Cap Value Portfolio (=)	271,043
6,855	PowerShares Zacks Micro Cap Portfolio (=)	52,578
		3,535,012
	Fixed Income Funds—25.0%
2,842	iShares iBoxx $Investment Grade Corporate Bond Fund	283,688
2,494	iShares Lehman 1-3 Year Treasury Bond Fund	210,219
849	iShares Lehman 7-10 Year Treasury Bond Fund	80,400
3,576	iShares Lehman MBS Bond Fund	374,514
1,785	iShares Lehman TIPS Fund	176,894
15,987	PowerShares 1-30 Laddered Treasury Portfolio (=)	458,828
3,229	PowerShares Emerging Markets Sovereign Debt Portfolio (=)	70,780
3,210	SPDR Lehman High Yield Bond ETF	102,335
4,123	SPDR Lehman International Treasury Bond ETF	209,242
		1,966,900
	International Equity Funds—29.7%
4,922	iShares MSCI EAFE Index Fund	190,481
88	iShares MSCI Emerging Markets Index Fund	1,991
40,881	iShares MSCI Japan Index Fund	344,627
11,910	iShares S&P Europe 350 Index Fund	316,330
4,155	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (=)	103,501
12,565	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (=)	299,298
1,899	PowerShares FTSE RAFI Japan Portfolio (=)	58,071
16,338	Vanguard Emerging Markets ETF	352,574
10,209	Vanguard ETF European	337,407
14,302	Vanguard Europe Pacific ETF	337,813
		2,342,093
	Total Exchange Traded Funds (Cost $9,862,410)	7,891,703

	Money Market Fund—0.4%
30,559	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $30,559)	30,559

	Total Investments (Cost $9,892,969)(a)—100.5%	7,922,262
	Liabilities in excess of other assets—(0.5%)	(36,923)

	Net Assets—100.0%	$7,885,339

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security.
(/)	Not considered to be affiliated.
(=)

The Fund and the PowerShares exchange traded Funds have the same investment advisor and therefore, are considered to be affiliated. The table below show the transactions in and earnings from investments in affiliated exchange traded funds for the period ended January 31, 2009.

				Change in
				Unrealized
	Value	Purchase at	Proceeds from	Appreciation	Value	Dividend	Realized
	10/31/08	Cost	Sales	(Depreciation)	1/31/09	Income	Gain (Loss)
PowerShares 1-30 Laddered Treasury Portfolio	$196,857	$289,262	$(19,977)	$(7,314)	$458,828	$2,547	$1,589
PowerShares Dynamic Large Cap Growth Portfolio	573,339	439,238	(6,363)	(78,996)	927,218	3,482	(4,587)
PowerShares Dynamic Large Cap Portfolio	347,202	57,106	(7,834)	(28,619)	367,855	1,554	(3,654)
PowerShares Dynamic Large Cap Value Portfolio	683,834	209,117	(8,233)	(61,171)	823,547	5,830	(3,564)
PowerShares Dynamic Mid Cap Growth Portfolio	346,446	53,121	(218,008)	(25,533)	156,026	—	(154,717)
PowerShares Dynamic Mid Cap Value Portfolio	203,017	287,648	(2,447)	(35,512)	452,706	1,831	(1,507)
PowerShares Dynamic Small Cap Growth Portfolio	257,906	27,353	(41,002)	(36,392)	207,865	—	(23,056)
PowerShares Dynamic Small Cap Value Portfolio	316,236	41,330	(38,441)	(48,082)	271,043	1,271	(21,881)
PowerShares Emerging Markets Sovereign Debt Portfolio	434,740	45,453	(487,998)	78,585	70,780	6,417	(79,062)
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	232,708	27,094	(141,203)	(15,098)	103,501	3,391	(104,188)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	309,763	55,706	(10,143)	(56,028)	299,298	5,230	(6,513)
PowerShares FTSE RAFI Japan Portfolio	38,959	73,757	(53,055)	(1,590)	58,071	461	662
PowerShares Zacks Micro Cap Portfolio	119,160	21,346	(68,250)	(19,678)	52,578	233	(42,270)
Total Investments in Affiliates	$4,060,167	$1,627,531	$(1,102,954)	$(335,428)	$4,249,316	$32,247	$(442,748)

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $10,022,576. The net unrealized depreciation was $2,100,314 which consisted of aggregate gross unrealized appreciation of $39,867 and aggregate gross unrealized depreciation of $2,140,181.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Autonomic Balanced NFA Global Asset Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Exchange Traded Funds—100.0%
	Commodity Funds—0.7%
933	PowerShares DB Gold Fund* (/)	$31,563
1,425	PowerShares DB Oil Fund* (/)	27,360
		58,923
	Currency Fund—0.5%
2,533	PowerShares DB G10 Currency Harvest Fund* (/)	46,709

	Domestic Equity Funds—37.9%
9,243	DJ Wilshire REIT ETF	307,699
75,420	PowerShares Dynamic Large Cap Growth Portfolio (=)	786,631
23,207	PowerShares Dynamic Large Cap Portfolio (=)	401,713
53,832	PowerShares Dynamic Large Cap Value Portfolio (=)	725,655
8,792	PowerShares Dynamic Mid Cap Growth Portfolio (=)	114,296
47,756	PowerShares Dynamic Mid Cap Value Portfolio (=)	482,813
17,098	PowerShares Dynamic Small Cap Growth Portfolio* (=)	170,125
26,240	PowerShares Dynamic Small Cap Value Portfolio (=)	257,939
5,855	PowerShares Zacks Micro Cap Portfolio (=)	44,908
		3,291,779
	Fixed Income Funds—39.6%
4,071	iShares iBoxx $Investment Grade Corporate Bond Fund	406,367
4,844	iShares Lehman 1-3 Year Treasury Bond Fund	408,301
3,187	iShares Lehman 7-10 Year Treasury Bond Fund	301,809
3,912	iShares Lehman MBS Bond Fund	409,704
3,031	iShares Lehman TIPS Fund	300,372
21,493	PowerShares 1-30 Laddered Treasury Portfolio (=)	616,849
5,320	PowerShares Emerging Markets Sovereign Debt Portfolio (=)	116,614
5,402	SPDR Lehman High Yield Bond ETF	172,216
7,499	SPDR Lehman International Treasury Bond ETF	380,574
3,989	Vanguard Short-Term Bond ETF	317,804
		3,430,610
	International Equity Funds—21.3%
44,645	iShares MSCI Japan Index Fund	376,357
7,069	iShares S&P Europe 350 Index Fund	187,753
4,399	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (=)	109,579
10,291	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (=)	245,132
1,317	PowerShares FTSE RAFI Japan Portfolio (=)	40,274
10,398	Vanguard Emerging Markets ETF	224,389
11,149	Vanguard ETF European	368,474
12,445	Vanguard Europe Pacific ETF	293,951
		1,845,909
	Total Exchange Traded Funds (Cost $10,110,434)	8,673,930

	Money Market Fund—0.4%
38,042	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,042)	38,042

	Total Investments (Cost $10,148,476)(a)—100.4%	8,711,972
	Liabilities in excess of other assets—(0.4%)	(35,145)

	Net Assets—100.0%	$8,676,827

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security.
(/)	Not considered to be affiliated.
(=)

The Fund and the PowerShares exchange traded Funds have the same investment advisor and therefore, are considered to be affiliated. The table below show the transactions in and earnings from investments in affiliated exchange traded funds for the period ended January 31, 2009.

				Change in
				Unrealized
	Value	Purchase at	Proceeds from	Appreciation	Value	Dividend	Realized
	10/31/08	Cost	Sales	(Depreciation)	1/31/09	Income	Gain (Loss)
PowerShares 1-30 Laddered Treasury Portfolio	$462,644	$349,579	$(222,459)	$27,085	$616,849	$3,927	$3,405
PowerShares Dynamic Large Cap Growth Portfolio	375,088	471,328	(4,714)	(55,071)	786,631	2,353	(3,305)
PowerShares Dynamic Large Cap Portfolio	325,386	108,254	(4,341)	(27,586)	401,713	1,505	(2,139)
PowerShares Dynamic Large Cap Value Portfolio	515,328	264,621	(7,350)	(46,944)	725,655	4,541	(2,958)
PowerShares Dynamic Mid Cap Growth Portfolio	290,401	68,040	(222,781)	(21,364)	114,296	—	(132,609)
PowerShares Dynamic Mid Cap Value Portfolio	190,419	331,020	(2,724)	(35,902)	482,813	1,775	(1,777)
PowerShares Dynamic Small Cap Growth Portfolio	187,230	46,053	(35,763)	(27,395)	170,125	—	(20,188)
PowerShares Dynamic Small Cap Value Portfolio	264,426	74,351	(38,639)	(42,199)	257,939	1,098	(22,068)
PowerShares Emerging Markets Sovereign Debt Portfolio	473,749	70,669	(516,358)	88,554	116,614	7,243	(90,577)
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	193,468	37,221	(108,459)	(12,651)	109,579	2,915	(81,426)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	217,723	71,813	(4,152)	(40,252)	245,132	3,800	(2,646)
PowerShares FTSE RAFI Japan Portfolio	—	46,472	—	(6,198)	40,274	—	—
PowerShares Zacks Micro Cap Portfolio	93,932	25,624	(58,731)	(15,917)	44,908	189	(35,020)
Total Investments in Affiliates	$3,589,794	$1,965,045	$(1,226,471)	(215,840)	$4,112,528	$29,346	$(391,308)

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $10,305,901. The net unrealized depreciation was $1,593,929 which consisted of aggregate gross unrealized appreciation of $111,233 and aggregate gross unrealized depreciation of $1,705,162.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Autonomic Growth NFA Global Asset Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Exchange Traded Funds—100.3%
	Commodity Funds—0.3%
251	PowerShares DB Gold Fund * (/)	$8,491
629	PowerShares DB Oil Fund * (/)	12,077
		20,568
	Currency Fund—0.1%
154	PowerShares DB G10 Currency Harvest Fund * (/)	2,840

	Domestic Equity Funds—52.6%
6,918	DJ Wilshire REIT ETF	230,300
89,987	PowerShares Dynamic Large Cap Growth Portfolio (=)	938,565
17,342	PowerShares Dynamic Large Cap Portfolio (=)	300,190
60,984	PowerShares Dynamic Large Cap Value Portfolio (=)	822,065
12,073	PowerShares Dynamic Mid Cap Growth Portfolio (=)	156,949
40,287	PowerShares Dynamic Mid Cap Value Portfolio (=)	407,302
20,077	PowerShares Dynamic Small Cap Growth Portfolio * (=)	199,766
25,871	PowerShares Dynamic Small Cap Value Portfolio (=)	254,312
6,069	PowerShares Zacks Micro Cap Portfolio (=)	46,549
		3,355,998
	Fixed Income Funds—9.8%
200	iShares Barclays 1-3 Year Treasury Bond Fund	16,858
566	iShares iBoxx Investment Grade Corporate Bond Fund	56,498
180	iShares Lehman 20+ Year Treasury Bond Fund	18,675
521	iShares Lehman MBS Bond Fund	54,564
741	iShares Lehman TIPS Fund	73,433
8,270	PowerShares 1-30 Laddered Treasury Portfolio (=)	237,349
1,506	PowerShares Emerging Markets Sovereign Debt Portfolio (=)	33,012
1,681	SPDR Lehman High Yield Bond ETF	53,590
1,630	SPDR Lehman International Treasury Bond ETF	82,723
		626,702
	International Equity Funds—37.5%
7,140	iShares MSCI EAFE Index Fund	276,318
4,502	iShares MSCI Emerging Markets Index Fund	101,880
33,361	iShares MSCI Japan Index Fund	281,233
10,214	iShares S&P Europe 350 Index Fund	271,284
3,332	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (=)	83,000
20,220	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (=)	481,640
2,009	PowerShares FTSE RAFI Japan Portfolio (=)	61,435
13,333	Vanguard Emerging Markets ETF	287,726
8,331	Vanguard ETF European	275,340
11,671	Vanguard Europe Pacific ETF	275,669
		2,395,525
	Total Exchange Traded Funds (Cost $8,452,591)	6,401,633

	Money Market Fund—0.3%
19,477	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $19,477)	19,477

	Total Investments (Cost $8,472,068)(a)—100.6%	6,421,110
	Liabilities in excess of other assets—(0.6%)	(35,835)

	Net Assets—100.0%	$6,385,275

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
*	Non-income producing security.
(/)	Not considered to be affiliated.
(=)

The Fund and the PowerShares exchange traded Funds have the same investment advisor and therefore, are considered to be affiliated. The table below show the transactions in and earnings from investments in affiliated exchange traded funds for the period ended January 31, 2009.

				Change in
				Unrealized
	Value	Purchase at	Proceeds from	Appreciation	Value	Dividend	Realized
	10/31/08	Cost	Sales	(Depreciation)	1/31/09	Income	Gain (Loss)
PowerShares 1-30 Laddered Treasury Portfolio	$16,949	$244,245	$(3,839)	$(20,006)	$237,349	$787	$522
PowerShares Dynamic Large Cap Growth Portfolio	878,760	340,659	(168,601)	(112,253)	938,565	3,672	(112,927)
PowerShares Dynamic Large Cap Portfolio	408,062	5,726	(82,695)	(30,903)	300,190	1,319	(22,438)
PowerShares Dynamic Large Cap Value Portfolio	1,027,846	85,075	(206,346)	(84,510)	822,065	5,919	(18,494)
PowerShares Dynamic Mid Cap Growth Portfolio	407,165	—	(217,381)	(32,835)	156,949	—	(138,179)
PowerShares Dynamic Mid Cap Value Portfolio	181,047	299,490	(37,754)	(35,481)	407,302	1,145	(4,172)
PowerShares Dynamic Small Cap Growth Portfolio	365,339	—	(114,661)	(50,912)	199,766	—	(67,097)
PowerShares Dynamic Small Cap Value Portfolio	417,434	—	(101,109)	(62,013)	254,312	1,168	(58,880)
PowerShares Emerging Markets Sovereign Debt Portfolio	346,002	—	(377,041)	64,051	33,012	4,898	(43,489)
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	295,008	—	(196,723)	(15,285)	83,000	3,133	(134,441)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	618,732	316,567	(397,668)	(55,991)	481,640	7,521	(112,041)
PowerShares FTSE RAFI Japan Portfolio	93,170	112,353	(152,561)	8,473	61,435	835	7,342
PowerShares Zacks Micro Cap Portfolio	157,778	—	(86,921)	(24,308)	46,549	204	(49,884)
Total Investments in Affiliates	$5,213,292	$1,404,115	$(2,143,300)	$(451,973)	$4,022,134	$30,601	$(754,178)

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $8,844,779. The net unrealized depreciation was $2,423,669 which consisted of aggregate gross unrealized appreciation of $13,556 and aggregate gross unrealized depreciation of $2,437,225.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

January 31, 2009 (Unaudited)

Principal
Amount		Value

	Sovereign Debt Obligations—98.3%
	Brazil—5.1%
	Federal Republic of Brazil
$1,464,000	12.250%, 03/06/30	$2,239,920
1,783,000	10.125%, 05/15/27	2,335,730
		4,575,650
	Bulgaria—4.9%
	Republic of Bulgaria
4,246,000	8.250%, 01/15/15	4,383,995

	Chile—5.5%
	Republic of Chile
4,507,000	7.125%, 01/11/12	4,938,770

	Colombia—4.6%
	Republic of Colombia
4,536,000	7.375%, 09/18/37	4,161,780

	El Salvador—3.8%
	Republic of El Salvador
4,337,000	8.250%, 04/10/32	3,426,230

	Hungary—4.7%
	Republic of Hungary
4,936,000	4.750%, 02/03/15	4,239,713

	Indonesia—3.6%
	Republic of Indonesia
4,348,000	8.500%, 10/12/35	3,221,177

	Mexico—4.7%
	United Mexican States, MTN
1,944,000	8.300%, 8/15/31	2,128,680
	United Mexican States, Series A, MTN
2,037,000	7.500%, 04/08/33	2,108,295
		4,236,975
	Pakistan—2.7%
	Republic of Pakistan
5,983,000	6.875%, 06/01/17	2,408,158

	Panama—4.7%
	Republic of Panama
3,863,000	8.875%, 09/30/27	4,229,985

	Peru—4.8%
	Republic of Peru
3,843,000	8.750%, 11/21/33	4,361,805

	Philippines—4.9%
	Republic of Philippines
3,883,000	9.500%, 02/02/30	4,378,083

	Poland—5.1%
	Republic of Poland
4,716,000	5.250%, 01/15/14 (#)	4,624,891

	Qatar—4.4%
	State of Qatar
3,205,000	9.750%, 06/15/30	3,958,175

	Russia—4.9%
	Russian Federation
3,484,000	11.000%, 07/24/18	4,421,161

	South Africa—5.1%
	Republic of South Africa
5,278,000	5.875%, 05/30/22	4,588,560

	South Korea—5.1%
	Republic of Korea
4,923,000	5.125%, 12/07/16	4,570,651

	Turkey—4.7%
	Republic of Turkey
2,368,000	8.000%, 02/14/34	2,166,720
2,649,000	6.875%, 03/17/36	2,105,955
		4,272,675
	Ukraine—2.6%
	Ukraine Government
5,154,000	6.750%, 11/14/17	2,374,809

	Uruguay—4.8%
	Republic of Uruguay
4,158,000	9.250%, 05/17/17	4,345,110

	Venezuela—2.9%
	Bolivarian Republic of Venezuela
5,688,000	9.000%, 05/07/23	2,602,260

	Vietnam—4.7%
	Socialist Republic of Vietnam
4,746,000	6.875%, 01/15/16	4,187,420

	Total Sovereign Debt Obligations (Cost $106,557,843)	88,508,033

Number
of Shares

	Money Market Fund—0.3%
296,268	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $296,268)	296,268

	Total Investments (Cost $106,854,111)(a)—98.6%	88,804,301
	Other assets less liabilities—1.4%	1,275,022

	Net Assets—100.0%	$90,079,323

Glossary of Terms:
MTN	Medium Term Note
(#)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of this security at January 31, 2009 was $4,624,891, which represented 5.1% of the Fund’s Net Assets.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $106,884,303. The net unrealized depreciation was $18,080,002 which consisted of aggregate gross unrealized appreciation of $63,575 and aggregate gross unrealized depreciation of $18,143,577.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares High Yield Corporate Bond Portfolio

January 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds—95.4%
	Aerospace/Defense—3.5%
$1,032,000	BE Aerospace, Inc.	8.50%	07/01/18	$972,660
981,000	L-3 Communications Corp., Series B	6.38	10/15/15	924,593
				1,897,253
	Auto Parts & Equipment—0.5%
850,000	Tenneco, Inc.	8.63	11/15/14	263,500

	Beverages—1.8%
1,032,000	Constellation Brands, Inc.	7.25	09/01/16	990,720

	Coal—3.9%
1,236,000	Massey Energy Co.	6.88	12/15/13	1,087,680
1,032,000	Peabody Energy Corp.	7.38	11/01/16	1,011,360
				2,099,040
	Commercial Services—5.7%
1,078,000	ARAMARK Corp.	8.50	02/01/15	1,053,745
1,394,000	Hertz (The) Corp.	8.88	01/01/14	916,555
1,800,000	RSC Equipment Rental, Inc.	9.50	12/01/14	1,147,500
				3,117,800
	Computers—1.8%
1,387,000	Sungard Data Systems, Inc.	10.25	08/15/15	950,095

	Diversified Financial Services—3.6%
1,474,000	Ford Motor Credit Co. LLC	7.00	10/01/13	918,442
1,132,000	Vanguard Health Holding Co. II LLC	9.00	10/01/14	1,013,140
				1,931,582
	Electric—11.1%
1,184,000	AES (The) Corp.	8.00	10/15/17	1,118,880
1,101,000	Edison Mission Energy	7.00	05/15/17	1,029,435
1,187,000	Mirant North America LLC	7.38	12/31/13	1,151,390
878,000	NRG Energy, Inc.	7.38	02/01/16	838,490
2,065,000	Reliant Energy, Inc.	6.75	12/15/14	1,915,288
				6,053,483
	Food—1.9%
1,132,000	Dean Foods Co.	7.00	06/01/16	1,052,760

	Healthcare - Products—2.0%
1,184,000	Biomet, Inc.	11.63	10/15/17	1,107,040

	Healthcare - Services—9.4%
1,136,000	Community Health Systems, Inc.	8.88	07/15/15	1,099,080
1,032,000	DaVita, Inc.	7.25	03/15/15	1,001,040
1,078,000	HCA, Inc.	9.25	11/15/16	1,032,185
1,032,000	Healthsouth Corp.	10.75	06/15/16	1,024,260
1,178,000	Tenet Healthcare Corp.	9.88	07/01/14	954,180
				5,110,745

	Household Products/Wares—1.9%
1,387,000	Jarden Corp.	7.50	05/01/17	1,005,575

	Lodging—1.6%
1,390,000	MGM Mirage, Inc.	6.63	07/15/15	861,800

	Machinery - Construction & Mining—1.8%
1,181,000	Terex Corp.	8.00	11/15/17	986,135

	Media—7.3%
981,000	DIRECTV Holdings LLC/ DirecTV Financing Co.	6.38	06/15/15	927,045
1,136,000	Echostar DBS Corp.	7.13	02/01/16	1,050,800
1,132,000	Nielsen Finance LLC /Co.	10.00	08/01/14	1,007,480
1,031,000	Videotron Ltee (Canada)	6.88	01/15/14	984,605
				3,969,930
	Miscellaneous Manufacturing—2.0%
1,236,000	RBS Global & Rexnord Corp.	9.50	08/01/14	1,069,140

	Oil & Gas—7.8%
1,184,000	Chesapeake Energy Corp.	6.50	08/15/17	970,880
1,339,000	Forest Oil Corp.	7.25	06/15/19	1,121,412
1,236,000	Newfield Exploration Co.	7.13	05/15/18	1,096,950
1,387,000	Sabine Pass LNG LP	7.50	11/30/16	1,028,114
				4,217,356
	Packaging & Containers—1.9%
1,032,000	Crown Americas LLC	7.75	11/15/15	1,047,480

	Pipelines—3.9%
1,187,000	Dynegy Holdings, Inc.	8.38	05/01/16	973,340
1,232,000	El Paso Corp.	7.00	06/15/17	1,133,440
				2,106,780
	Retail—3.2%
978,000	Dollar General Corp.	10.63	07/15/15	978,000
2,626,000	Rite Aid Corp.	9.50	06/15/17	761,540
				1,739,540
	Software—1.5%
1,432,000	First Data Corp.	9.88	09/24/15	809,080

	Telecommunications—17.3%
1,132,000	Cincinnati Bell, Inc.	8.38	01/15/14	1,018,800
1,081,000	Cricket Communications, Inc.	9.38	11/01/14	989,115
150,000	Intelsat Jackson Corp.	9.00	08/15/14	145,125
1,029,000	Intelsat Jackson Holdings Ltd. (Bermuda)	11.25	06/15/16	989,126
1,636,000	Level 3 Financing, Inc.	9.25	11/01/14	1,194,279
1,136,000	MetroPCS Wireless, Inc.	9.25	11/01/14	1,057,900
1,287,000	Qwest Communications International	7.50	02/15/14	1,106,820
1,339,000	Sprint Nextel Corp.	6.00	12/01/16	898,389
1,236,000	Virgin Media Finance PLC (United Kingdom)	9.13	08/15/16	1,044,420

981,000	Windstream Corp.	8.63	08/01/16	971,190
				9,415,164
	Total Corporate Bonds (Cost $52,132,622)			51,801,998

Number
of Shares

	Money Market Fund—2.4%
1,329,418	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,329,418)			1,329,418

	Total Investments (Cost $53,462,040)(a) —97.8%			53,131,416
	Other assets less liabilities—2.2%			1,199,066

	Net Assets—100.0%			$54,330,482

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $330,624, which consisted of aggregate gross unrealized appreciation of $1,348,331 and aggregate gross unrealized depreciation of $1,678,955.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

January 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Municipal Bonds—100.3%
	Ad Valorem Property Tax—36.4%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser 07B MBIA	5.25%	08/01/39	$1,300,361
500,000	Arcadia California Unified School District (Election 2006) Ser 07A FSA	5.00	08/01/37	473,160
500,000	Desert California Community College District Ser 07C FSA	5.00	08/01/37	475,955
400,000	Foothill-De Anza California Community College District Ser 07A AMBAC	4.50	08/01/31	361,020
500,000	Los Angeles California Community College District Ref (Election 2001) Ser 05A FSA	5.00	08/01/25	509,425
505,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	484,138
500,000	Middletown California Unified School District (Election 2006) Ser 08 AGC	5.50	08/01/33	509,250
500,000	Riverside Community College District (Election 2004) Ser 07C MBIA	5.00	08/01/32	476,110
2,000,000	San Bernardino California Community College District (Election 2002) Ser 08A	6.25	08/01/33	2,132,599
400,000	San Diego California Community College District (Election 2006) Ser 07 FSA	5.00	08/01/32	386,064
				7,108,082
	College Revenue—6.7%
500,000	California State University Rev Systemwide Ser 07A FSA	5.00	11/01/37	472,320
945,000	University of California Regents Medical Center Pooled Rev Ser 07A MBIA	4.75	05/15/31	841,523
				1,313,843
	Electric Power Revenue—1.9%
400,000	Los Angeles California Water & Power Rev (Power System) Sub-Ser 07A-1 AMBAC	5.00	07/01/39	376,212

	General Fund—1.6%
400,000	California State Ref Ser 07 MBIA	4.25	08/01/33	309,992

	Highway Tolls Revenue—1.6%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	320,916

	Hospital Revenue—2.3%
500,000	California Statewide Community Development Auth Rev (Sutter Health-Remarketed) Ser 04C FSA	5.05	08/15/38	440,930

	Lease Revenue—5.6%
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev Police Headquarters FAC Ser 06A FGIC	4.25	01/01/37	302,988
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev Ser 07B-1 FGIC	4.75	08/01/37	414,150
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser 07A MBIA	5.00	06/01/37	375,240
				1,092,378
	Miscellaneous Revenue—3.6%
400,000	Hesperia California Public Financing Auth (Redevelopment & Housing Projects) Series 07A XLCA	5.00	09/01/31	290,944
460,000	Hollister California Joint Powers Financing Auth (Wastewater Rev Refinancing & Imported Project) Ser 01 FSA	5.00	06/01/32	402,132
				693,076
	Sales Tax Revenue—4.7%
500,000	San Francisco Bay Area Rapid Transit District Sales Tax Rev Ser 06 FSA	5.00	07/01/31	488,775
500,000	San Mateo County California Transit District (Sales Tax) Rev Ref Ser 05A MBIA	4.75	06/01/34	432,165
				920,940
	Sewer Revenue—8.2%
400,000	Bakersfield California Wastewater Rev Ser 07A FSA	5.00	09/15/32	380,816
400,000	Clovis California Public Financing Auth Wastewater Rev Ser 07 AMBAC	4.50	08/01/38	319,888
500,000	Fresno California Sewer Rev Ser 08A AGC	5.00	09/01/37	463,390
500,000	Los Angeles California Wastewater System Rev Ref Ser 05A MBIA	4.75	06/01/35	446,400
				1,610,494
	Special Assessment—7.7%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC	5.63	10/01/37	1,510,425

	Tax Increment Revenue—1.4%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref (Merged Area Redevelopment Project) Ser 06C MBIA	4.25	08/01/30	273,640

	Water Revenue—18.6%
500,000	Contra Costa California Water District Ref (Water Rev) Ser 07O AMBAC	5.00	10/01/29	483,705
1,000,000	East Bay California Municipal Utility District Water System Rev Ref Series 07A FGIC	5.00	06/01/32	978,370
500,000	East Bay California Municipal Utility District Water System Rev Sub-Ser 05A MBIA	5.00	06/01/35	481,550
500,000	Pomona California Public Financing (Water Facilities Project) Ser 07AY AMBAC	5.00	05/01/47	373,910
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (Sr. Lien) Ser 08A AGC	5.13	07/01/47	451,785
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	420,695
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	09/01/38	447,375
				3,637,390
	Total Investments (Cost $21,247,774)(a)—100.3%			19,608,318
	Liabilities in excess of other assets—(0.3%)			(67,922)

	Net Assets—100.0%			$19,540,396

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $1,639,456 which consisted of aggregate gross unrealized appreciation of $87,397 and aggregate gross unrealized depreciation of $1,726,853.

Abbreviations:
Auth	-Authority
Ref	-Refunding Bonds
Rev	-Revenue
Ser	-Series

Glossary of Terms:
AGC	-Assured Guaranty Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BHAC	-Berkshire Hathaway Assurance Corp.
FGIC	-Financial Guaranty Insurance Co.
FSA	-Financial Security Assurance, Inc.
MBIA	-Municipal Bond Investors Assurance, Inc.
XLCA	-XL Capital Assurance, Inc.

This table, as of January 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of the securities held in the portfolio.  In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Municipal Bond Investors Assurance, Inc.	27.5%
Financial Security Insurance, Inc.	25.2
Financial Guaranty Insurance Co.	10.3
American Municipal Bond Assurance Corp.	9.8
Berkshire Hathaway Assurance Corp.	7.7
Assured Guaranty Corp.	7.3

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

January 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds—100.5%
	Ad Valorem Property Tax—19.3%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser 07A FSA	5.00%	08/01/37	$1,892,640
3,000,000	Beaver County Pennsylvania Ser 09 FSA	5.55	11/15/31	3,073,020
3,000,000	California State Ser 05 MBIA	4.75	03/01/35	2,557,170
2,250,000	Chicago Illinois Water Rev Ref (Second Lien) FSA	5.25	11/01/33	2,177,190
10,000,000	Corona-Norco California Unified School District (Election 2006) Ser 09B AGC	5.38	02/01/34	9,725,400
1,000,000	Corpus Christi Texas (Certificates of Obligation-Solid Waste) Ser 08 AGC	5.38	03/01/33	987,320
3,445,000	Corpus Christi Texas (Certificates of Obligation-Solid Waste) Ser 08 AGC	5.50	03/01/38	3,420,127
2,000,000	Desert California Community College District Ser 07C FSA	5.00	08/01/37	1,903,820
3,000,000	District of Columbia Ser 08E BHAC	5.00	06/01/33	2,877,540
2,500,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	2,396,725
2,500,000	Philadelphia Pennsylvania Ser 09B AGC	7.13	07/15/38	2,625,525
890,000	Reading Pennsylvania School District (State Aid Witholding) Ser 08 FSA	5.00	03/01/35	842,848
2,415,000	Reading Pennsylvania School District Ser 08 FSA	4.75	03/01/38	2,149,205
2,000,000	Riverside Community College District (Election 2004) Ser 07C MBIA	5.00	08/01/32	1,904,440
4,100,000	San Bernardino California Community College District (Election 2002) Ser 08A	6.25	08/01/33	4,371,830
2,500,000	San Jacinto Unified School District (Election 2006) Ser 07 FSA	5.25	08/01/32	2,463,500
				45,368,300
	College Revenue—4.8%
3,000,000	District of Columbia Rev (Catholic University of America) Ser 07 MBIA	5.00	10/01/29	2,776,650
1,250,000	Massachusetts State Health & Educational Facilities Auth Rev (Massachusetts Institute of Technology) Ser 09O AGC	6.00	07/01/36	1,356,513
2,000,000	Missouri State Health & Educational Facilities Auth Rev (The Washington University) Ser 08A	5.38	03/15/39	2,063,120
250,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/38	233,938

2,750,000	University Houston (Texas University Rev Ref-Consolidated) Ser 08 FSA	5.00	02/15/38	2,680,068
450,000	University of California Regents Medical Center Pooled Rev Ser 07A MBIA	4.75	05/15/31	400,725
2,000,000	University of California Rev Ser 05C MBIA	4.75	05/15/37	1,746,360
				11,257,374
	Electric Power Revenue—7.7%
500,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA	5.00	01/01/37	416,625
5,000,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA	5.00	01/01/42	4,114,250
3,400,000	Kentucky State Municipal Power Agency System Rev (Prairie State Project) Ser 07A MBIA	5.00	09/01/37	2,908,700
6,000,000	Long Island Power Auth New York Electric Systems Rev General Ser 08A BHAC	5.50	05/01/33	6,208,500
3,315,000	Northern Illinois Municipal Power Agency Power Project Rev Ser 07A MBIA	5.00	01/01/42	2,671,326
2,000,000	Redding California Electric System Rev COP Ser 08A FSA	5.00	06/01/30	1,867,720
				18,187,121
	General Fund—0.2%
500,000	California State Ref Ser 07 MBIA	4.25	08/01/33	387,490

	Highway Tolls Revenue—11.4%
500,000	Miami-Dade County Florida Expressway Auth Toll System Rev Ser 06 AMBAC	5.00	07/01/37	457,765
16,000,000	North Texas Thruway Auth Rev Ref System (First Tier) Ser 08K-1 AGC	5.75	01/01/38	16,313,759
8,000,000	Pennslyvania State Turnpike Common Turnpike Rev Sub-Ser 08C AGC	6.25	06/01/38	8,420,480
1,500,000	Puerto Rico Highway & Transportation Auth Highway Rev Ref Ser 07CC FSA	5.25	07/01/33	1,469,610
				26,661,614
	Hospital Revenue—20.0%
2,000,000	California Statewide Communities Development Auth Rev (Catholic Healthcare West) Ser 07K AGC	5.50	07/01/41	1,672,700
1,500,000	California Statewide Community Development Auth Rev (Sutter Health-Remarketed) Ser 04C FSA	5.05	08/15/38	1,322,790
5,000,000	Christian County Kentucky Hospital Rev (Hospital- Jennie Stuart Medical Center) Ser 06 AGC	5.50	02/01/36	4,699,500
5,000,000	Colorado Health Facilities Auth Rev (Catholic Health) Ser 06C-1 FSA	5.10	10/01/41	4,344,000

3,000,000	Colorado Health Facilities Auth Rev (Poudre Valley County Health Facilities Auth) Ser 05A FSA	5.20	03/01/31	2,653,020
300,000	Connecticut State Health & Educational Facility Auth (Yale - New Haven Hospital) Ser 06J-1 AMBAC	5.00	07/01/31	258,432
1,570,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 AGC	5.25	07/15/38	1,398,430
2,500,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 FSA	5.25	07/15/45	2,210,300
3,000,000	District of Columbia Rev (Medlantic/Helix-Remarketed) Ser 98C FSA	5.00	08/15/38	2,688,630
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev Ser 06B-1 FSA	5.50	06/01/38	1,782,160
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev (TECO Project) Ser 08 AGC	5.13	11/15/37	3,517,622
1,200,000	Indiana Health & Educational Facilities Finance Auth Rev (St. Francis) Ref Ser 06E FSA	5.25	05/15/41	1,065,132
2,000,000	Johnston North Carolina Memorial Hospital Auth Ser 08 FSA FHA	5.25	10/01/36	1,773,400
1,000,000	Lehigh County Pennsylvania General Purpose Hospital Rev (Lehigh Valley Health-Remarketed) Ser 05B FSA	5.00	07/01/35	904,940
500,000	Maryland State Health & Higher Educational Facilities Auth Rev Ser 06A MBIA FHA	4.75	07/01/36	378,805
2,500,000	New Jersey Health Care Facilities Financing Auth Rev (Meridian Health) Ser 07V AGC	5.00	07/01/38	2,240,750
4,000,000	South Carolina Jobs Economic Development Auth Hospital Facilities Rev (Ref-Palmetto Health-Remarketed) Ser 08A FSA	5.00	08/01/35	3,199,120
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser 06A MBIA FHA	5.00	08/01/31	1,443,791
5,000,000	Washington State Health Care Facilities Auth Rev (Multicare Health System Remarketed) Ser 07B FSA	5.50	08/15/38	4,519,200
850,000	Washington State Health Care Facilities Auth Rev (Providence Health) Ser 06E FSA	5.25	10/01/33	822,554
5,000,000	Wisconsin State Health & Educational Facilities Auth Rev (Ministry Health) Ser 04 FSA	5.00	08/01/34	4,162,200
				47,057,476
	Income Tax Revenue—1.3%
1,500,000	New York State Dormitory Auth State Personal Income Tax Rev (Education) Ser 08B	5.25	03/15/38	1,502,250
1,500,000	New York State Urban Development Corp. Rev (State Personal Income Tax) Ser 09B-1	5.00	03/15/36	1,433,490
				2,935,740

	Lease Revenue—2.9%
2,150,000	Miami-Dade County Florida School Board COP Ser 08B AGC	5.00	05/01/33	1,972,303
1,000,000	Monroe North Carolina COP Ser 09 AGC	5.50	03/01/34	964,400
1,000,000	Monroe North Carolina COP Ser 09 AGC	5.50	03/01/39	954,760
1,335,000	Ohio State Higher Educational Facility Rev (Case Western Reserve University Project) Ser 06 MBIA	5.00	12/01/44	1,230,910
2,000,000	Yuba California Levee Financing Auth Rev (Levee Financing Project) Ser 08A AGC	5.00	09/01/38	1,752,520
				6,874,893
	Miscellaneous Revenue—3.2%
1,500,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A MBIA	4.50	02/15/47	1,102,020
1,000,000	Kentucky Economic Development Financial Auth (Louisville Arena Project) Rev Sub-Ser 08A-1 AGC	6.00	12/01/33	992,250
3,000,000	Kentucky Economic Development Financial Auth (Louisville Arena Project) Rev Sub-Ser 08A-1 AGC	6.00	12/01/38	2,938,530
2,500,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev (Remarketed - 2003 Pennsylvania Turnpike) Ser 03C MBIA	5.00	12/01/32	2,395,725
				7,428,525
	Port, Airport & Marina Revenue—5.1%
5,000,000	Chicago Illinois O’Hare International Airport Rev (Ref-Third Indenture) Ser 05A MBIA	5.00	01/01/29	4,435,800
500,000	Port Auth of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser 07 FSA	5.00	08/15/33	480,195
1,000,000	Port Auth of New York & New Jersey (One Hundred Forty Eighth) Ser 07 FSA	5.00	08/15/37	950,470
2,500,000	Port of Seattle Rev (Intermediate Lien) Ref Ser 05A MBIA	5.00	03/01/35	2,249,725
3,000,000	Sacramento County California Airport System Ser A FSA	5.00	07/01/41	2,685,240
1,500,000	St. Louis Missouri Airport Rev Lambert - St. Louis International Airport Ser 05 MBIA	5.50	07/01/31	1,269,660
				12,071,090

	Recreational Revenue—3.1%
2,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 09 AGC	6.50	01/01/46	2,027,540
5,000,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 09	7.00	03/01/49	5,257,800
				7,285,340
	Sales Tax Revenue—3.3%
1,500,000	Central Puget Sound Regional Transportation Auth Sales & Use Tax Rev Ser 07A FSA	5.00	11/01/34	1,474,290
400,000	Colorado Regional Transportation District (Fastracks Project) Ser 07A FSA	4.50	11/01/34	343,452
400,000	Dallas Area Rapid Transit (SR Lien Ser) 07 AMBAC	5.00	12/01/32	391,252
400,000	Illinois Regional Transportation Auth Ser 06A MBIA	4.50	07/01/35	341,824
400,000	Metropolitan Atlanta Rapid Transit Auth (Ref-Third Indenture) Ser 07B FSA	4.50	07/01/32	352,788
3,000,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ref (Third Indenture) Ser 07B FSA	5.00	07/01/37	2,898,360
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	07/01/30	978,100
1,000,000	Santa Clara Valley California Transportation Auth Sales Tax Rev (Ref-Measure A) Ser 07A AMBAC	5.00	04/01/36	940,570
				7,720,636
	Sewer Revenue—5.0%
2,500,000	Chicago Illinois Wastewater Transmission Rev Ser 08A BHAC	5.50	01/01/38	2,501,600
400,000	City of Baltimore (Wastewater Projects) Ser 07C AMBAC	4.50	07/01/32	359,328
2,500,000	Fresno California Sewer Rev Ser 08A AGC	5.00	09/01/37	2,316,950
500,000	Los Angeles California Wastewater System Rev Ref Ser 05A MBIA	4.75	06/01/35	446,400
1,400,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA	5.00	08/01/35	1,329,118
5,000,000	Sacramento County California Sanitation District Financing Auth Rev (Sacramento Regional County Sanitation) Ser 06 MBIA	5.00	12/01/36	4,733,950
				11,687,346
	Special Assessment—1.7%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC	5.63	10/01/37	4,027,800

	Tax Increment Revenue—0.3%
1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser07A MBIA	5.00	09/01/34	814,440

	Transit Revenue—5.3%
2,000,000	Metropolitan Transportation Auth New York Rev Ref Insured Ser 02A FSA	5.75	11/15/32	2,012,600
400,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 07A AMBAC	5.00	12/15/32	368,580
10,000,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 08A AGC	5.50	12/15/38	10,029,499
150,000	State of Texas (Transit Commission-Mobility Fund) Ser 06A FGIC	4.50	04/01/35	130,851
				12,541,530
	Water Revenue—5.9%
2,900,000	Anchorage Water Rev Ref Ser 07 MBIA	5.00	05/01/37	2,708,803
400,000	Birmingham Alabama Waterworks & Sewer Board Rev Sub-Ser 07A AMBAC	4.50	01/01/39	312,068
1,000,000	Chicago Illinois Board of Education Ref Ser 05A AMBAC	5.50	12/01/30	993,630
400,000	City of San Antonio Texas Water Rev Ref Ser 07 FGIC	4.50	05/15/37	336,528
3,000,000	Detroit Water Supply System Rev (Second Lien) Ref Ser 06C FSA	5.00	07/01/29	2,553,360
1,000,000	East Bay California Municipal Utility District Water System Rev Sub-Ser 05A MBIA	5.00	06/01/35	963,100
500,000	Philadelphia Water & Wastewater Rev Ref Ser 07B AMBAC	4.75	11/01/31	437,115
1,000,000	Pomona California Public Financing Auth Rev (Water Facility Project) Ser 07AY AMBAC	5.00	05/01/47	747,820
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	07/01/47	3,614,280
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	420,695
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	09/01/38	447,375
400,000	Truckee Meadows Nevada Water Auth Rev Ser 07 FSA	4.50	07/01/30	330,948
				13,865,722
	Total Municipal Bonds (Cost $249,137,019)			236,172,437

Number
of Shares

	Money Market Fund—7.0%
16,457,765	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $16,457,765)	16,457,765

	Total Investments (Cost $265,594,784)(a)—107.5%	252,630,202
	Liabilities in excess of other assets—(7.5%)	(17,660,556)

	Net Assets—100.0%	$234,969,646

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $12,964,582 which consisted of aggregate gross unrealized appreciation of $3,149,861 and aggregate gross unrealized depreciation of $16,114,443.

Abbreviations:
Auth	-Authority
COP	-Certificate of Participation
Ref	-Refunding Bonds
Rev	-Revenue
Ser	-Series

Glossary of Terms:
AGC	-Assured Guaranty Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BHAC	-Berkshire Hathaway Assurance Corp.
FGIC	-Financial Guaranty Insurance Co.
FSA	-Financial Security Assurance, Inc.
MBIA	-Municipal Bond Investors Assurance, Inc.
XLCA	-XL Capital Assurance, Inc.

This table, as of January 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of the securities held in the portfolio.  In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	32.8%
Financial Security Assurance, Inc.	32.5
Municipal Bond Investors Assurance, Inc.	17.6
American Municipal Bond Assurance Corp.	5.6

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Powershares Insured New York Municipal Bond Portfolio

January 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds—99.8%
	Ad Valorem Property Tax—4.0%
$300,000	Haverstraw Stony Point Central School District Rev Ser 07 FSA	5.00%	10/15/24	$311,553
700,000	New York NY (Fiscal 2008) Sub-Ser 07C-1 FSA	5.00	10/01/24	701,904
				1,013,457
	College Revenue—10.4%
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/28	493,255
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/38	467,875
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (St. John’s University) Insured Ser 07A MBIA	5.00	07/01/27	484,765
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser 07 MBIA	5.00	07/01/35	445,045
750,000	New York State Dormitory Auth Rev Non-Special Treatment School District Bond Financing Program - Ser 08 AGC	5.75	10/01/24	779,220
				2,670,160
	Electric Power Revenue—3.7%
500,000	Long Island Power Auth Electric System Rev Ser 04A AMBAC	5.00	09/01/34	437,760
500,000	Long Island Power Auth New York Electric Systems Rev General Ser 08A BHAC	5.50	05/01/33	517,375
				955,135
	Highway Tolls Revenue—7.5%
600,000	New York State Thruway Auth General Rev Ser 07H FGIC	5.00	01/01/37	533,784
400,000	Puerto Rico Commonwealth Highway & Transportation Auth
	Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	320,916
1,100,000	Triborough Bridge & Tunnel Auth Rev Ref Ser 02 MBIA	5.00	11/15/32	1,068,628
				1,923,328
	Hospital Revenue—9.5%
600,000	New York State Dormitory Auth Rev Mental Health Services Facilities Improvement Ser 05B AMBAC	5.00	02/15/30	541,248
1,000,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Health Quest Systems) Ser 07B AGC	5.25	07/01/27	979,160
1,000,000	New York State Dormitory Auth Rev Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser 08A FSA	5.00	02/15/38	906,500
				2,426,908
	Hotel Occupancy Tax—5.0%
1,500,000	New York Convention Center Development Corp. Rev (Hotel Unit Fee Secured) Ser 05 AMBAC	5.00	11/15/44	1,282,335

	Income Tax Revenue—9.3%
600,000	New York City Transitional Finance Auth Building Aid Rev Ser 07S-2 FGIC	4.25	01/15/34	485,622
1,000,000	New York City Transitional Finance Auth Building Aid Rev Ser 09S-3	5.38	01/15/34	980,450
500,000	New York State Urban Development Corp. Rev (State Personal Income Tax) Ser 07C MBIA	4.50	03/15/37	428,830
500,000	New York State Urban Development Corp. Rev (State Personal Income Tax) Ser 09B-1	5.00	03/15/36	477,830
				2,372,732
	Lease Revenue—5.5%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of Buffalo Project) Ser 03 FSA	5.75	05/01/23	520,915
350,000	Niagara Falls City School District Ref (High School Facilities) Ser 05 FSA	5.00	06/15/28	290,535
700,000	Rensselaer City School District Ser 06 XLCA	5.00	06/01/36	588,161
				1,399,611
	Miscellaneous Revenue—3.6%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of the city of Buffalo Project) Ser 03A FSA	5.75	05/01/23	490,825
600,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A MBIA	4.50	02/15/47	440,808
				931,633
	Port, Airport & Marina Revenue—1.9%
500,000	Port Auth of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser 07 FSA	5.00	08/15/33	480,195

	Recreational Revenue—11.0%
1,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 09 AGC	6.50	01/01/46	1,013,770
1,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC	5.00	01/01/46	754,470
600,000	New York City Trust for Cultural Resources Rev (American Museum of National History) Ser 04A MBIA	5.00	07/01/44	557,808
500,000	New York City Trust for Cultural Resources Rev Ref (Museum of Modern Art) Ser 08-1A	5.00	04/01/27	503,015
				2,829,063
	Sales Tax Revenue—7.8%
2,000,000	Sales Tax Asset Receivables Corp. Ser 04A AMBAC	5.00	10/15/32	2,003,780

	Transit Revenue—3.9%
505,000	Metropolitan Transportation Auth NewYork Rev Ref Insured Ser 02A FSA	5.75	11/15/32	508,182
600,000	Metropolitan Transportation Auth Rev Ser 07A FGIC	4.75	11/15/37	504,648
				1,012,830

	Water Revenue—16.7%
1,000,000	Nassau County New York Sewer & Storm Water Finance Auth System Rev Ser 08A BHAC	5.38	11/01/28	1,023,910
600,000	New York City Municipal Finance Auth Water & Sewer System Rev Ser 07A FSA	4.25	06/15/39	494,646
1,000,000	New York City Municipal Water Finance Auth Water & Sewer Rev (2nd Generation Resolution) Ser 08DD	6.00	06/15/40	1,062,450
1,250,000	New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Rev (New York City Municipal Water) Ser 04E	5.00	06/15/30	1,240,199
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (Sr. Lien) Ser 08A AGC	5.13	07/01/47	451,785
				4,272,990

	Total Municipal Bonds (Cost $26,847,279)			25,574,157

Number
of Shares

	Money Market Fund—1.7%
430,327	Dreyfus New York Municipal Cash Management - Institutional Shares (Cost $430,327)			430,327

	Total Investments
	(Cost $27,277,606)(a)—101.5%			26,004,484
	Liabilities in excess of other assets—(1.5%)			(385,216)

	Net Assets—100.0%			$25,619,268

Abbreviations:
	Auth	-Authority
	Ref	-Refunding Bonds
	Rev	-Revenue
	Ser	-Series

Glossary of Terms:
	AGC	- Assured Gauranty Corp.
	AMBAC	- American Municipal Bond Assurance Corp.
	BHAC	- Berkshire Hathaway Assurance Corp.
	FGIC	- Financial Guaranty Insurance Co.
	FSA	- Financial Security Insurance, Inc.
	MBIA	- Municipal Bond Investors Assurance, Inc.
	XLCA	- XL Capital Assurance, Inc.

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $1,273,122 which consisted of aggregate gross unrealized appreciation of $450,819 and aggregate gross unrealized depreciation of $1,723,941.

This table, as of January 31, 2009, provided a listing of those secuities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio.  In instance where the entity has guarnateed, backed or otherwise enhanced the credit quality of the security, it is not primarily responsible for the borrower’s obligation but may be called upon to satisfy the borrower’s obligation.

Entities	Percentage of Total Investments
AMBAC Assurance Corp.	19.3%
MBIA Insurance Corp.	19.0
Financial Security Assurance, Inc.	18.1
Assured Guaranty Corp.	13.1
Berkshire Hathaway Assurance Corp.	5.9

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Preferred Portfolio

January 31, 2009 (Unaudited)

Number
of Shares		Value

	Preferred Stocks—99.7%
	Banks—41.4%
897,397	BAC Capital Trust IV, 7.00%	$13,828,888
484,782	Bank of America Corp., 8.20%	6,849,970
1,032,240	Bank of America Corp., 8.63%, Series MER	14,224,267
743,308	Barclays Bank PLC, 8.13% (United Kingdom)	10,406,312
68,430	BNY Capital V, 5.95%, Series F	1,525,989
18,713	Citizens Funding Trust I, 7.50%	207,714
230,925	Fifth Third Capital Trust VI, 7.25%	2,798,811
595,707	HSBC Holdings PLC, 8.13% (United Kingdom)	13,045,983
64,015	JPMorgan Chase & Co., 8.63%	1,507,553
209,765	KeyCorp Capital IX, 6.75%	3,070,960
78,340	National Bank Greece S.A., 9.00% (Greece)	1,479,059
241,804	National City Capital Trust II, 6.63%	3,837,429
94,195	PNC Capital Trust D, 6.13%	1,719,059
124,078	Popular North America Capital Trust I, 6.70%	2,202,385
996,875	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	4,974,406
158,684	Santander Finance S.A. Unipersonal, 6.41%, Series 1 (Spain)	3,586,258
84,493	Suntrust Capital IX, 7.88%	1,820,824
15,492	Susquehanna Capital Group, 9.38%, Series I	367,935
409,283	USB Capital XI, 6.60%	9,184,311
694,246	Wachovia Capital Trust IV, 6.38%	12,357,579
723,500	Wells Fargo Capital Trust IV, 7.00%	16,792,434
		125,788,126
	Chemicals—0.5%
20,270	EI Du Pont de Nemours & Co., 4.50%, Series B	1,422,954

	Diversified Financial Services—31.1%
414,237	ABN AMRO Capital Funding Trust VII, 6.08%, Series G	3,376,032
33,798	Bear Stearns Capital Trust III, 7.80%	753,357
43,541	Capital One Capital II, 7.50%	735,843
62,063	CIT Group, Inc., 6.35%, Series A	434,441
994,521	Citigroup Capital XVI, 6.45%, Series W	10,104,333
1,084,555	Citigroup, Inc., 8.13%, Series AA	10,086,362
246,355	Countrywide Capital V, 7.00%	2,980,896
189,069	Credit Suisse Guernsey (Switzerland), 7.90%	3,501,558
385,753	Deutsche Bank Capital Funding Trust IX, 6.63%	5,057,222
434,715	Deutsche Bank Contingent Capital Trust V, 8.05%	7,238,005
457,284	General Electric Capital Corp., 6.10%	9,955,073
100,107	Goldman Sachs Group, Inc., 6.20%, Series B	2,050,191
1,104,805	JP Morgan Chase Capital X, 7.00%	24,858,112
600,550	Morgan Stanley Capital Trust VII, 6.60%	9,873,042
44,879	National Rural Utilities Cooperative Finance Corp., 5.95%	996,314
87,165	Respol International Capital Ltd., 7.45%, Series A	1,874,048
38,282	SLM Corp., 6.00%	463,978
		94,338,807
	Electric—5.5%
266,979	Alabama Power Co., 5.88%, Series 07-B	6,762,578
37,454	BGE Capital Trust II, 6.20%	662,187
23,119	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	2,070,075

176,850	FPL Group Capital, Inc., 6.60%, Series A	4,518,518
18,820	Interstate Power & Light Co., 8.38%, Series B	502,494
13,986	Pacific Gas & Electric Co., 6.00%, Series A	360,140
75,041	Xcel Energy, Inc., 7.60%	1,898,537
		16,774,529
	Insurance—10.8%
125,866	Aegon N.V., 6.38% (Netherlands)	1,509,133
249,256	Allianz SE, 8.38% (Germany)	4,905,358
230,594	American International Group, Inc., 7.70%	1,810,163
40,481	Arch Capital Group Ltd., 8.00%, Series A	890,582
31,557	Berkley W.R. Capital Trust II, 6.75%	628,931
22,017	Delphi Financial Group, Inc., 7.38%	264,204
25,319	Endurance Specialty Holdings Ltd., 7.75%, Series A	410,674
40,347	Everest Re Capital Trust II, 6.20%, Series B	701,231
954,198	ING Groep NV, 7.20% (Netherlands)	12,309,154
51,604	Lincoln National Capital VI, 6.75%, Series F	949,514
18,595	Markel Corp., 7.50%	432,148
187,452	MetLife, Inc., 6.50%, Series B	3,224,174
64,795	PartnerRe Ltd., 6.75%, Series C	1,295,900
37,043	Phoenix Cos., Inc., 7.45%	322,274
70,371	Prudential PLC, 6.50% (United Kingdom)	1,185,751
81,971	RenaissanceRe Holdings Ltd., 6.60%, Series D	1,508,266
12,469	Selective Insurance Group, 7.50%	199,504
14,969	Torchmark Capital Trust III, 7.10%	297,883
		32,844,844
	Investment Companies—0.1%
28,738	Allied Capital Corp., 6.88%	208,351

	Media—3.2%
128,963	CBS Corp., 6.75%	1,943,472
258,140	Comcast Corp., 7.00%, Series B	5,921,732
93,638	Viacom, Inc., 6.85%	1,821,259
		9,686,463
	REITS—5.5%
14,704	BRE Properties, Inc., 6.75%, Series C	239,675
131,171	Duke Realty Corp., 6.60%, Series L	1,496,661
19,195	Equity Residential Properties, 6.48%, Series N	389,659
79,795	Kimco Realty Corp., 7.75%, Series G	1,436,310
44,398	PS Business Parks, Inc., 7.00%, Series H	732,567
435,994	Public Storage, 7.25%, Series I	10,594,654
27,959	Realty Income Corp., 6.75%, Series E	517,242
92,138	Vornado Realty Trust, 6.63%, Series I	1,432,746
		16,839,514
	Telecommunications—1.6%
149,755	AT&T, Inc., 6.38%	3,752,860
73,894	Telephone & Data Systems, Inc., 6.63%	1,191,171
		4,944,031
	Total Preferred Stocks
	(Cost $354,078,522)	302,847,619

	Money Market Fund—0.9%
2,612,195	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,612,195)	2,612,195

	Total Investments (Cost $356,690,717)(a)—100.6%	305,459,814
	Liabilities in excess of other assets—(0.6%)	(1,701,499)

	Net Assets—100.0%	$303,758,315

REIT	Real Estate Investment Trust

(a)

At January 31, 2009, the aggregate cost of investments for Federal income tax purposes was $361,616,295. The net unrealized depreciation was $56,156,481 which consisted of aggregate gross unrealized appreciation of $3,920,855 and aggregate gross unrealized depreciation of $60,077,336.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

January 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate (!)	Date	Value

	Municipal Bonds—99.8%
	Ad Valorem Property Tax—10.0%
$500,000	Chicago Illinois Board of Education Ser 00B FSA	2.50%	03/01/32	$500,000
100,000	Guilford County North Carolina Ser 05B	0.45	03/01/25	100,000
5,000,000	Guilford County North Carolina Ser 07B	2.50	04/01/27	5,000,000
5,000,000	Luzerne County Pennsylvania Ser 06A FSA	1.50	11/15/26	5,000,000
4,100,000	New York - City of New York Ser 95F-4	0.38	02/15/20	4,100,000
1,500,000	New York - City of New York Ser 95F-5	0.33	02/15/16	1,500,000
100,000	New York - City of New York Sub Ser 02C-2	0.33	08/01/20	100,000
500,000	New York - City of New York Sub Ser 96J3	0.33	02/15/16	500,000
2,000,000	North Carolina State Public Improvements Ser 02D	0.45	06/01/19	2,000,000
2,000,000	Shelby County Tennessee Ser 06C	2.75	12/01/31	2,000,000
				20,800,000
	College Revenue—12.1%
4,400,000	Charlottesville Virginia Industrial Development Auth Educational Facilities Rev (University of Virginia Foundation Projects) Ser 06B	0.45	12/01/37	4,400,000
3,400,000	Massachusetts State Health & Educational Facilities Auth Rev (Harvard University) Ser 00Y	0.10	07/01/35	3,400,000
5,000,000	Michigan State University General Rev Ser 00A	9.00	08/15/30	5,000,000
2,000,000	Missouri State Health & Educational Facilities Auth Rev (Washington University) Ser 04A	0.55	02/15/34	2,000,000
4,000,000	New York State Dormitory Auth Rev State Supported Debt (Cornell University Remarketed) Ser 04A	0.25	07/01/33	4,000,000
500,000	Payne County Economic Development Auth Student Housing Rev (OSUF Phase III Project) Ser 02 AMBAC	7.50	07/01/32	500,000
3,300,000	Rhode Island State Health & Educational Building Corp. Rev (Catholic School Pool Program) Ser 05A	0.45	04/01/35	3,300,000
2,500,000	University Medicine & Dentistry New Jersey Ser 02B AMBAC	8.00	12/01/32	2,500,000
				25,100,000
	Electric Power Revenue—2.4%
5,000,000	Austin Texas Water & Wastewater System Rev Ref Ser 04 FSA	2.50	05/15/24	5,000,000

	General Fund—0.5%
500,000	North Carolina State Public Improvements Ser 02D	0.45	05/01/21	500,000
500,000	North Carolina State Public Improvements Ser 02E	0.25	05/01/21	500,000
				1,000,000
	Highway Tolls Revenue—14.6%
5,000,000	Bay Area Toll Auth California Toll Bridge Rev (Bay Area Remarketed) Ser 04B	0.27	04/01/39	5,000,000
5,000,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev Ser 07B-1	1.50	07/01/32	5,000,000
2,000,000	Kansas State Department Transportation Highway Rev Ser 02C-1	1.25	09/01/19	2,000,000
4,000,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-1 FSA	2.75	01/01/24	4,000,000
100,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-3 FSA	2.75	01/01/24	100,000
5,000,000	Orlando & Orange County Expressway Auth (Florida Expressway Rev) Ref Sub-Ser 08B-1	0.45	07/01/40	5,000,000
1,200,000	Pennsylvania State Turnpike Commission Rev Ser 02A-1	0.45	12/01/30	1,200,000
5,000,000	Triborough Bridge & Tunnel Auth New York Rev Ref (Remarketed) Sub-Ser 00CD FSA	1.65	01/01/19	5,000,000
2,910,000	Triborough Bridge & Tunnel Auth New York Rev Ser 05A	1.50	11/01/35	2,910,000
				30,210,000

	Hospital Revenue—9.6%
1,300,000	Colorado Health Facilities Auth Rev (Catholic Health Initiatives) Ser 00B	0.45	12/01/20	1,300,000
1,500,000	Colorado Health Facility Auth Rev (Banner Health) Ser 05A MBIA	0.20	03/01/23	1,500,000
500,000	Dauphin County Pennsylvania General Auth Health System Rev (Pinncale Health System Project) Ser 05 FSA	1.75	08/15/27	500,000
2,000,000	Indiana Health & Educational Facilities Finance Auth Rev (Parkview Health System, Inc.) Ser 05B AMBAC	9.00	11/01/28	2,000,000
500,000	Indiana Health & Educational Facilities Financing Auth Rev (Parkview Health System) Ser 05A AMBAC	9.00	11/01/33	500,000
5,000,000	Maryland State Health & Higher Educational Facilities Auth Rev (University of Maryland Medical Systems) Ser 07A	0.50	07/01/34	5,000,000
4,000,000	Massachusetts State Health & Educational Facilities Auth Rev (Partners Healthcare Systems) Ser 97P-2 FSA	2.25	07/01/27	4,000,000
5,000,000	New York State Dormitory Auth Rev Mental Health Services Sub-Ser 03D-2A	8.00	02/15/31	5,000,000
				19,800,000
	Industrial Revenue—1.7%
3,600,000	Ohio State Air Quality Development Auth Rev (Ohio Edison Company) Ser 89A	0.85	02/01/14	3,600,000

	Lease Revenue—6.5%
5,000,000	Broward County Florida School Board COP Ser 05 FSA	0.45	07/01/21	5,000,000
5,000,000	Indiana State Finance Auth Rev (Lease Appropriation Remarketed) Ser 07A-2	0.85	02/01/37	5,000,000
3,500,000	San Francisco California City & County Finance Corp. Lease Rev Ref (Moscone Center) Ser 08-1	0.35	04/01/30	3,500,000
				13,500,000
	Local Housing Revenue—1.4%
2,800,000	New Hampshire State Housing Financing Auth Multifamily Rev (Ref EQR Board Partnership Project) Ser 96	0.43	09/15/26	2,800,000

	Miscellaneous Revenue—4.0%
500,000	Baltimore Maryland Industrial Development Auth (Baltimore Capital Acquisition) Ser 86	0.55	08/01/16	500,000
100,000	Clarksville Tennessee Public Building Auth Rev (Pooled Funding Tennessee Municipal Bond Fund) Ser 95	0.45	10/01/25	100,000
1,500,000	Delaware Valley Regional Financial Auth Local Government Rev Ser 86-1	0.55	08/01/16	1,500,000
2,200,000	Montgomery County Tennessee Public Building Auth Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser 95	0.45	03/01/25	2,200,000
4,000,000	New York State Local Government Assistance Corp. Ref Sub-Lien Ser 03A-4V FSA	1.25	04/01/22	4,000,000
				8,300,000
	Natural Gas Revenue—4.3%
500,000	American Public Energy Agency Nebraska Gas Supply Rev Ser 05A	0.45	12/01/15	500,000
8,500,000	Florida Gas Utilities Rev (Gas Supply Project) Ser 06-2-A-3	1.35	11/01/26	8,500,000
				9,000,000

	Port, Airport & Marina Revenue—0.2%
500,000	Atlanta Georgia Airport Rev Ref General Ser 03B-2 MBIA	7.50	01/01/30	500,000

	Recreational Revenue—1.7%
2,500,000	Appleton Wisconsin Redevelopment Auth Redevelopment Rev (Fox Cities Performing Art Center) Ser 01B	4.00%	06/01/36	2,500,000
1,050,000	Fulton County Georgia Development Auth Rev (Robert W. Woodruff Arts Center, Inc Project) Ser 02	0.40	02/01/32	1,050,000
				3,550,000
	Sales Tax Revenue—9.7%
2,100,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ser 00B	0.60	07/01/25	2,100,000
2,400,000	New York State Local Assistance Corp. Ser 94B	0.75	04/01/23	2,400,000
6,000,000	Oregon State Department of Transportation Highway User Tax Rev (Sub Lien) Ser 07B-1	2.50	11/15/27	6,000,000
4,985,000	Regional Transportation Auth Illinois Ref Ser 05B	9.00	06/01/25	4,985,000
4,700,000	Santa Clara Valley California Transportation Auth Sales Tax Rev Ser 08B	0.25	04/01/36	4,700,000
				20,185,000
	Transit Revenue—3.1%
500,000	Bi-State Development Agency Missouri-Illinois Metropolitan District Rev (Metrolink Project) Ser 05A	0.45	10/01/35	500,000
1,000,000	California Transit Finance Auth Ser 97 FSA	3.75	10/01/27	1,000,000
5,000,000	Metropolitan Transportation Auth New York Rev Ref Ser 02D-1 FSA	2.25	11/01/29	5,000,000
				6,500,000
	Water Revenue—18.0%
1,500,000	Atlanta Georgia Water & Wastewater Rev Ser 02B FSA	2.75	11/01/38	1,500,000
1,800,000	California State Department of Water Resources Power Supply Rev Sub-Ser 05G-3 FSA	1.25	05/01/16	1,800,000
4,070,000	California State Department Water Resource Power Supply Rev Sub-Ser 05G-5 FSA	0.25	05/01/16	4,070,000
4,700,000	Charleston South Carolina Waterworks & Sewer Rev (Capital Improvement) Ser 06B	0.45	01/01/35	4,700,000
3,800,000	Chicago Waterworks Rev (Second Lien) Ser 99	0.45	11/01/30	3,800,000
5,000,000	Forsyth County Georgia Water & Sewage Auth Rev Ser 05B	3.00	04/01/35	5,000,000
1,100,000	Gwinnett County Water & Sewage Auth Rev Ser 04B	0.55	08/01/25	1,100,000
5,800,000	Houston Texas Utilities System Rev Ref (1st Lien Remarketed) Ser 04B-1	1.10	05/15/34	5,800,000
5,000,000	Massachusetts State Water Resource Auth Ref Sub General Ser 08A	1.00	08/01/37	5,000,000
2,000,000	Metropolitan Water District Southern California Rev Ser 00B-2	0.20	07/01/35	2,000,000
2,500,000	Metropolitan Water District Southern California Waterworks Rev Ser 03C-2	0.60	07/01/30	2,500,000
				37,270,000
	Total Municipal Bonds (Cost $207,108,200)			207,115,000

Number
of Shares

	Money Market Fund—3.5%
7,365,403	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $7,365,403)	7,365,403

	Total Investments (Cost $214,473,603)(a)—103.3%	214,480,403
	Liabilities in excess of other assets—(3.3%)	(6,924,227)

	Net Assets—100.0%	$207,556,176

Abbreviations:
Auth	- Authority
COP	- Certificates of Participation
Ref	- Refunding Bonds
Rev	- Revenue
Ser	- Series

Glossary of Terms:
AGC	- Assured Gauranty Corp.
AMBAC	- American Municipal Bond Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
FSA	- Financial Security Assurance, Inc.
MBIA	- Municipal Bond Investors Assurance, Inc.
XLCA	- XL Capital Assurance, Inc.

(!)                 Variable rate coupon. Stated interest rate was in effect at January 31, 2009.

(a)               At January 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized appreciation was $6,800 which consisted of aggregate gross unrealized appreciation of $6,800 and gross unrealized depreciation of $0.

This table, as of January 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio.  In instance where the entity has guranteed, backed or otherwise enhanced the credit quality of the security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Financial Security Assurance, Inc.	21.7%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FAS 157 Disclosure

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Fund’s fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to significant unobservable inputs (level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs hat other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered valuation input levels, as of the end of the reporting period, January 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity  associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares DWA Developed Markets Technical Leaders Portfolio	$22,363,245	$0	$—	$22,363,245
PowerShares DWA Emerging Markets Technical Leaders Portfolio	4,189,078	7,360,591	—	11,549,669
PowerShares Dynamic Asia Pacific Portfolio	1,443	11,184,722	12,948	11,199,113
PowerShares Dynamic Developed International Opportunities Portfolio	39,745,970	182,495	0	39,928,465
PowerShares Dynamic Europe	2,733,528	340	0	2,733,868
PowerShares Emerging Markets Infrastructure Portfolio	1,700,434	4,305,408	—	6,005,842
PowerShares FTSE RAFI Asia-Pacific ex-Japan Portfolio	38,957	12,417,648	—	12,456,605
PowerShares FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio	53,338	3,639,715	6,880	3,699,933
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	76,707,538	618,592	15,580	77,341,710
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	12,910,398	73,853	3,957	12,988,208
PowerShares FTSE RAFI Emerging Markets Porfolio	37,498,416	21,357,787	204,178	59,060,381
PowerShares FTSE RAFI Europe Portfolio	4,401,532	14,378	0	4,415,910
PowerShares FTSE RAFI Europe Small-Mid Portfolio	2,952,595	13,059	1,471	2,967,125
PowerShares FTSE RAFI International Real Estate Portfolio	2,026,164	981,977	0	3,008,141
PowerShares FTSE RAFI Japan Portfolio	6,173	6,225,060	—	6,231,233
PowerShares Global Agriculture Portfolio	6,712,882	—	—	6,712,882
PowerShares Global Biotech Portfolio	2,185,230	—	—	2,185,230
PowerShares Global Clean Energy Portfolio	113,910,421	—	—	113,910,421
PowerShares Global Coal Portfolio	563,913	630,255	—	1,194,168
PowerShares Global Gold and Precious Metals Portfolio	4,909,811		—	4,909,811
PowerShares Global Nuclear Energy Portfolio	25,675,333	—	—	25,675,333
PowerShares Global Progressive Transportation Portfolio	867,619	798,541	—	1,666,160
PowerShares Global Steel Portfolio	294,558	867,053	—	1,161,611
PowerShares Global Water Portfolio	166,404,190	—	—	166,404,190
PowerShares Global Wind Energy Portfolio	21,872,652	—	—	21,872,652
PowerShares International Listed Private Equity Portfolio	8,123,856	—	—	8,123,856
PowerShares MENA Frontier Countries Portfolio	367,966	10,890,052	—	11,258,018
PowerShares 1-30 Laddered Treasury Portfolio	84,510,109	—	—	84,510,109
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	7,922,262	—	—	7,922,262
PowerShares Autonomic Balanced NFA Global Asset Portfolio	8,711,972	—	—	8,711,972
PowerShares Autonomic Growth NFA Global Asset Portfolio	6,421,110	—	—	6,421,110
PowerShares Emerging Markets Sovereign Debt Portfolio	296,268	88,508,033	—	88,804,301
PowerShares High Yield Corporate Bond Portfolio	1,329,418	51,801,998	—	53,131,416
PowerShares Insured California Municipal Bond Portfolio	—	19,608,318	—	19,608,318
PowerShares Insured National Municipal Bond Portfolio	16,457,765	236,172,437	—	252,630,202
PowerShares Insured New York Municipal Bond Portfolio	430,327	25,574,157	—	26,004,484
PowerShares Preferred Portfolio	305,459,814	—	—	305,459,814
PowerShares VRDO Tax-Free Weekly Portfolio	7,365,403	207,115,000	—	214,480,403

Item 2.   Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 27, 2009

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Chief Financial Officer

Date:	March 27, 2009